UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCK – 99.4%

	Consumer Discretionary – 19.8%

8,174	Bed Bath and Beyond, Inc., (2), (3)	$496,162

24,278	Brunswick Corporation, (2)	518,093

60,363	D.R. Horton, Inc., (2)	840,253

25,906	Foot Locker, Inc., (2)	679,773

19,680	Home Depot, Inc., (2)	873,595

41,038	International Game Technology	653,735

45,399	Interpublic Group Companies, Inc.	468,972

26,323	Jarden Corporation	886,822

26,012	Macy’s, Inc.	876,344

8,589	Polaris Industries Inc.	553,132

16,689	Starbucks Corporation	799,904

15,027	Walt Disney Company	584,550

17,244	Wyndham Worldwide Corporation, (2)	685,621
	Total Consumer Discretionary	8,916,956
	Consumer Staples – 2.1%

10,640	CVS Caremark Corporation	444,220

12,639	Dr. Pepper Snapple Group	490,646
	Total Consumer Staples	934,866
	Energy – 15.0%

9,029	Anadarko Petroleum Corporation	728,821

7,918	Chevron Corporation, (2)	816,187

11,056	Cobalt International Energy, Inc., (3)	221,562

20,975	El Paso Corporation	563,598

7,470	Exxon Mobil Corporation	625,538

5,218	Noble Energy, Inc.	525,296

9,124	Occidental Petroleum Corporation	910,301

5,519	Pioneer Natural Resources Company	548,037

14,427	Schlumberger Limited, (2)	1,084,478

25,321	Williams Companies, Inc.	729,751
	Total Energy	6,753,569
	Financials – 16.2%

17,327	Capital One Financial Corporation, (2)	792,710

26,741	Citigroup Inc., (2)	821,484

38,294	Fifth Third Bancorp	498,205

4,195	Goldman Sachs Group, Inc.	467,617

33,780	JPMorgan Chase & Co., (2)	1,259,994

9,233	PNC Financial Services Group, Inc.	544,008

14,064	Prudential Financial, Inc.	805,023

36,385	SLM Corporation	543,956

52,499	Wells Fargo & Company	1,533,496
	Total Financials	7,266,493
	Health Care – 10.0%

6,589	Allergan Inc., (2)	579,239

18,281	Gilead Sciences, Inc.	892,844

5,225	Humana Inc.	465,130

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

6,195	McKesson HBOC Inc.	$506,255

4,942	Perrigo Company, (2)	472,455

44,297	Pfizer Inc.	947,956

12,069	UnitedHealth Group Incorporated	625,054
	Total Health Care	4,488,933
	Industrials – 10.6%

12,353	Boeing Company	916,346

6,451	Caterpillar Inc.	703,933

14,586	Dover Corporation	924,898

15,673	Emerson Electric Company	805,279

25,002	Ingersoll Rand Company Limited, Class A, (2)	873,570

17,968	Nielsen Holdings BV, (3)	520,713
	Total Industrials	4,744,739
	Information Technology – 19.3%

5,633	Apple, Inc., (3)	2,571,352

12,919	Autodesk, Inc., (2), (3)	465,084

11,693	Check Point Software Technology Limited, (3)	658,199

33,968	Electronic Arts Inc.	630,786

26,258	EMC Corporation, (2)	676,406

904	Google Inc., Class A, (2), (3)	524,419

33,760	Intel Corporation, (2)	891,939

2,353	MasterCard, Class A	836,656

15,742	QUALCOMM, Inc.	925,944

11,494	VeriFone Holdings, Inc., (2), (3)	490,794
	Total Information Technology	8,671,579
	Materials – 3.1%

19,993	Freeport-McMoRan Copper & Gold, (2)	923,877

17,009	Packaging Corporation of America	478,633
	Total Materials	1,402,510
	Telecommunication Services – 3.3%

12,833	Crown Castle International Corporation, (3)	622,144

23,241	Verizon Communications, Inc., (2)	875,255
	Total Telecommunication Services	1,497,399
	Total Common Stocks (cost $41,572,399)	44,677,044

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 32.9%

	Money Market Funds – 32.9%

14,780,630	Mount Vernon Securities Lending Prim Portfolio, 0.260%, (4), (5)	$14,780,630
	Total Investments Purchased with Collateral from Securities Lending (cost $14,780,630)	14,780,630

2	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

374,745	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$374,745
	Total Short-Term Investments (cost $374,745)	374,745
	Total Investments (cost $56,727,774) – 133.1%	59,832,419
	Other Assets Less Liabilities – (33.1)%	(14,891,977)
	Net Assets – 100%	$44,940,442

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$44,677,044	$—	$—	$44,677,044
Investments Purchased with Collateral from Securities Lending	14,780,630	—	—	14,780,630
Short-Term Investments	374,745	—	—	374,745
Total	$59,832,419	$—	$—	$59,832,419

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $57,220,346.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$4,162,052
Depreciation	(1,549,979)
Net unrealized appreciation (depreciation) of investments	$2,612,073

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

January 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 16.8%

12,056	Ascena Retail Group, Inc., (2), (3)	$426,421

7,902	Bed Bath and Beyond, Inc., (3)	479,651

840	Chipotle Mexican Grill, Class A, (2), (3)	308,524

18,753	Cinemark Holdings Inc., (2)	369,809

8,960	Coinstar, Inc., (2), (3)	445,581

4,934	Dollar Tree Stores Inc., (2)	418,453

17,805	Foot Locker, Inc., (2)	467,203

9,464	GameStop Corporation, (2), (3)	221,079

9,117	Macy’s, Inc.	307,152

7,069	Polaris Industries Inc.	455,244

699	Priceline.com Incorporated, (2)	370,107

7,507	Wyndham Worldwide Corporation, (2)	298,478

3,998	YUM! Brands, Inc.	253,193
	Total Consumer Discretionary	4,820,895
	Consumer Staples – 4.7%

8,611	Dr. Pepper Snapple Group	334,279

4,302	Mead Johnson Nutrition Company, Class A Shares	318,735

2,968	Monster Beverage Corporation, (2)	310,186

21,192	Spartan Stores, Inc.	397,138
	Total Consumer Staples	1,360,338
	Energy – 9.5%

4,913	Concho Resources Inc., (2), (3)	524,021

33,946	Newpark Resources Inc.	276,320

3,662	Noble Energy, Inc.	368,654

38,309	Parker Drilling Company	249,009

4,818	Pioneer Natural Resources Company	478,427

5,864	SM Energy Company	425,609

13,619	Williams Companies, Inc.	392,500
	Total Energy	2,714,540
	Financials – 20.1%

4,311	AFLAC Incorporated	207,920

21,029	Annaly Capital Management Inc.	354,128

6,187	Arch Capital Group Limited, (2), (3)	223,041

9,030	Capital One Financial Corporation, (2)	413,123

34,740	CNO Financial Group Inc., (2), (3)	233,453

38,089	Cubesmart – REIT, (2)	433,453

5,208	Digital Realty Trust Inc., (2)	369,039

15,350	Discover Financial Services	417,213

9,516	EZCORP, Inc.	255,219

37,517	Fifth Third Bancorp.	488,096

19,769	Knight Trading Group Inc., (2)	256,799

12,998	Lincoln National Corporation, (2)	279,977

10,600	National Retail Properties, Inc., (2)	286,306

7,489	Prudential Financial, Inc.	428,670

33,644	SLM Corporation	502,978

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

13,765	Unum Group	$314,255

14,957	Webster Financial Corporation	317,088
	Total Financials	5,780,758
	Health Care – 10.8%

7,435	Agilent Technologies, Inc., (3)	315,764

7,097	Alexion Pharmaceuticals Inc.	544,766

12,717	AmerisourceBergen Corporation	495,581

3,901	AthenaHealth Inc., (2), (3)	226,960

3,218	Haemonetics Corporation	209,041

7,087	Hill Rom Holdings Inc., (2)	233,942

5,711	Humana Inc.	508,393

3,866	McKesson HBOC Inc.	315,930

2,719	Perrigo Company	259,936
	Total Health Care	3,110,313
	Industrials – 13.3%

16,745	Actuant Corporation	424,486

8,831	AGCO Corporation, (3)	449,763

9,081	Ametek Inc.	426,807

5,607	Dover Corporation	355,540

5,453	Fluor Corporation	306,677

3,216	Gardner Denver, Inc.	239,914

8,991	Ingersoll Rand Company Limited, Class A, (2)	314,146

8,703	Old Dominion Freight Line	370,922

12,314	Republic Services, Inc.	360,554

3,318	Roper Industries Inc.	309,868

6,483	Verisk Analytics Inc, Class A Shares, (3)	259,774
	Total Industrials	3,818,451
	Information Technology – 12.4%

8,292	Autodesk, Inc., (2)	298,512

3,593	F5 Networks, Inc.	430,226

29,906	Integrated Device Technology, Inc.	189,604

20,158	International Rectifier Corporation	459,602

9,052	Molex Inc., (2)	239,335

5,893	Plantronics Inc., (2)	219,455

22,639	Polycom Inc., (3)	451,648

6,212	Red Hat, Inc.	288,050

7,690	Semtech Corporation	219,165

9,257	VeriFone Holdings Inc., (2), (3)	395,274

15,483	Vocus, Inc., (2), (3)	355,645
	Total Information Technology	3,546,516
	Materials – 5.7%

5,961	Ecolab Inc.	360,283

7,684	LyondellBasell Industries NV	331,180

4,544	Minerals Technologies Inc.	288,317

11,420	Packaging Corporation of America	321,359

6	Nuveen Investments

Shares	Description (1)	Value

	Materials (continued)

3,635	PPG Industries, Inc.	$325,623
	Total Materials	1,626,762
	Telecommunication Services – 1.4%

8,619	Crown Castle International Corporation, (3)	417,849
	Utilities – 5.2%

13,217	CenterPoint Energy, Inc.	244,118

5,398	El Paso Electric Company	187,850

8,194	OGE Energy Corp.	433,135

6,355	Pinnacle West Capital Corporation	300,336

11,106	Westar Energy Inc.	315,854
	Total Utilities	1,481,293
	Total Common Stocks (cost $26,822,444)	28,677,715

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 26.4%

	Money Market Funds – 26.4%

7,568,279	Mount Vernon Securities Lending Prim Portfolio, 0.260% (4), (5)	$7,568,279
	Total Invesments Purchased with Collateral from Securities Lending (cost $7,568,279)	7,568,279

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

36,223	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$36,223
	Total Short-Term Investments (cost $36,223)	36,223
	Total Investments (cost $34,426,946) – 126.4%	36,282,217
	Other Assets Less Liabilities – (26.4)%	(7,588,214)
	Net Assets – 100%	$28,694,003

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

January 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,677,715	$—	$—	$28,677,715
Investments Purchased with Collateral from Securities Lending	7,568,279	—	—	7,568,279
Short-Term Investments	36,223	—	—	36,223
Total	$36,282,217	$—	$—	$36,282,217

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $34,433,903.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,269,008
Depreciation	(420,694)
Net unrealized appreciation (depreciation) of investments	$1,848,314

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.6%

	Consumer Discretionary – 14.9%

256,613	Ann Inc., (2), (3)	$6,225,431

260,812	Ascena Retail Group Inc., (2), (3)	9,224,920

295,721	Bravo Brio Restaurant Group, (2), (3)	5,692,629

362,777	Brunswick Corporation, (2)	7,741,661

61,733	Buffalo Wild Wings, Inc., (2)	4,108,948

135,663	Coinstar, Inc., (2), (3)	6,746,521

354,473	Gaylord Entertainment Company, (2)	9,942,968

216,160	Life Time Fitness Inc., (2), (3)	10,622,102

40,278	Panera Bread Company, Class A, (2), (3)	5,971,214

118,841	Pool Corporation, (2)	4,044,159

247,641	ReachLocal Inc., (2), (3)	1,951,411

335,930	Ruby Tuesday, Inc.	2,522,834

389,110	Texas Roadhouse, (2)	5,898,908

104,415	Warnaco Group, (2)	6,082,174

154,307	Zumiez, (2)	4,407,008
	Total Consumer Discretionary	91,182,888
	Consumer Staples – 2.9%

215,405	Chef’s Warehouse Holdings, (2)	1,895,340

89,699	Hain Celestial Group Inc.	8,312,479

1,412,257	Smart Balance Inc., (2), (3)	7,484,962
	Total Consumer Staples	17,692,781
	Energy – 7.5%

106,329	Atwood Oceanics Inc., (2)	4,889,007

197,702	Carrizo Oil & Gas, Inc., (2)	4,802,182

223,228	Energy XXI Limited Bermuda, (2), (3)	7,328,575

31,185	GeoResources, Inc., (2)	954,573

422,061	Goodrich Petroleum Corporation, (2), (3)	7,284,773

494,620	Key Energy Services Inc.	7,162,098

619,833	Newpark Resources Inc., (2)	5,045,441

1,290,389	Parker Drilling Company, (2)	8,387,529
	Total Energy	45,854,178
	Financials – 18.3%

295,180	Bank of the Ozarks, Inc., (2)	8,262,088

540,180	Calamos Asset Management, Inc. Class A	6,746,848

157,427	EastGroup Properties – REIT, (2)	7,477,783

291,113	Evercore Partners Inc., Class A	8,206,475

316,124	Home Bancshares, Inc.	8,238,191

53,984	Independent Bank Corporation, (2)	1,497,516

352,580	Knight Trading Group Inc., Class A, (2)	4,580,014

335,196	Maiden Holdings, Ltd.	3,124,027

1,010,707	MGIC Investment Corporation, (2)	3,830,580

274,836	National Retail Properties – REIT, (2)	7,423,320

708,423	Netspend Holdings, Inc., (2), (3)	6,184,533

164,478	Platinum Underwriters Holdings Limited	5,633,372

170,687	PS Business Parks – REIT, (2)	10,606,490

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

166,230	Stifel Financial Corporation	$5,994,254

213,766	Terreno Realty – REIT, (2)	3,018,376

926,091	Umpqua Holdings Corporation, (2)	11,270,527

349,431	Waddell & Reed Financial, Class A, (2)	9,591,881
	Total Financials	111,686,275
	Health Care – 12.5%

206,331	Align Technology, Inc., (2), (3)	4,861,158

60,048	Alkermes Inc., (2), (3)	1,129,503

65,606	Ariad Pharmaceuticals, Inc., (2), (3)	967,689

397,021	Cadence Pharmaceuticals, Inc., (2), (3)	1,655,578

43,583	Cepheid, Inc., (2), (3)	1,920,267

39,108	Cubist Pharmaceuticals Inc., (2)	1,596,389

225,011	Endologix, Inc., (2), (3)	2,920,643

43,307	ImmunoGen, Inc., (2), (3)	611,495

87,642	Incyte Pharmaceuticals Inc., (2), (3)	1,551,263

157,263	Integra Lifesciences Holding Corporation, (2)	4,642,404

26,202	InterMune, Inc., (3)	393,030

134,522	Medax Inc., (3)	9,580,657

18,476	Medivation, Inc., (2), (3)	1,023,755

225,271	Merit Medical Systems, Inc.	3,178,574

52,915	Onyx Pharmaceuticals Inc., (2)	2,166,340

191,789	Salix Pharmaceuticals Limited, (2)	9,244,230

51,366	Seattle Genetics, Inc., (2)	972,358

137,071	Sirona Dental Systems, Inc., (3)	6,627,383

84,665	Theravance Inc., (2), (3)	1,501,957

268,998	Thoratec Corporation	7,908,541

179,816	U.S. Physical Therapy, Inc.	3,668,246

115,455	Zoll Medical Corporation, (2)	7,917,904
	Total Health Care	76,039,364
	Industrials – 16.6%

298,507	Actuant Corporation, Class A, (2)	7,567,152

55,067	Allegiant Travel Company, (2), (3)	3,027,033

401,869	Altra Industrial Motion, Inc., (2), (3)	7,711,866

570,021	CBIZ Inc., (2), (3)	3,574,032

193,404	Con-Way, Inc.	6,138,643

259,137	ESCO Technologies Inc., (2)	7,792,250

105,026	General Cable Corporation	3,241,102

384,517	Interface, Inc.	5,110,231

649,905	MasTec Inc., (2)	10,586,952

247,617	MYR Group Inc., (2), (3)	4,947,388

75,476	Old Dominion Freight Line, (2)	3,216,787

588,039	Orbital Sciences Corporation, (2)	8,520,685

116,885	Regal-Beloit Corporation, (2)	6,635,561

109,829	Robbins & Myers, Inc.	5,333,296

516,109	TrueBlue Inc., (2), (3)	8,520,960

10	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

251,918	United Rentals Inc., (2)	$9,633,344
	Total Industrials	101,557,282
	Information Technology – 18.0%

108,729	Acme Packet, Inc., (2)	3,178,149

146,362	ADTRAN, Inc., (2)	5,068,516

800,197	Brocade Communications Systems Inc., (3)	4,489,105

215,037	Cavium Networks Inc., (2), (3)	6,911,289

77,545	CommVault Systems, Inc., (3)	3,644,615

422,612	Euronet Worldwide, Inc., (2)	7,759,156

240,692	Finisar Corporation, (2), (3)	4,876,420

1,198,241	Integrated Device Technology, Inc.	7,596,848

317,841	International Rectifier Corporation	7,246,775

242,694	Keynote Systems, Inc.	4,749,522

601,048	Newport Corporation, (2)	11,101,357

361,982	Polycom Inc., (2), (3)	7,221,541

342,636	Progress Software Corporation	7,993,698

1,277,878	RF Micro Devices, Inc., (2)	6,376,611

1,040,245	Smith Micro Software, Inc., (2)	1,893,246

134,877	Sourcefire Inc., (2), (3)	4,183,885

71,425	SPS Commerce Inc., (3)	1,802,053

146,096	Taleo Corporation, Class A, (3)	5,260,917

371,176	Vocus, Inc., (3)	8,525,913
	Total Information Technology	109,879,616
	Materials – 4.9%

169,214	Buckeye Technologies Inc., (2)	5,673,745

318,665	Horsehead Holding Corp., (2)	3,467,075

102,632	Minerals Technologies Inc.	6,512,000

116,653	Rock-Tenn Company, Class A	7,216,155

157,193	Schnitzer Steel Industries, Class A	6,858,331
	Total Materials	29,727,306
	Telecommunication Services – 2.0%

774,952	Cbeyond Inc., (2)	6,587,092

366,631	Cogent Communications Group, Inc., (2), (3)	5,587,455
	Total Telecommunication Services	12,174,547
	Total Common Stocks (cost $522,944,369)	595,794,237

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 39.3%

	Money Market Funds – 39.3%

240,275,371	Mount Vernon Securities Lending Prim Portfolio, 0.260% (4), (5)	$240,275,371
	Total Invesments Purchased with Collateral from Securities Lending (cost $240,275,371)	240,275,371

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.1%

	Money Market Funds – 3.1%

18,895,904	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$18,895,904
	Total Short-Term Investments (cost $18,895,904)	18,895,904
	Total Investments (cost $782,115,644) – 140.0%	854,965,512
	Other Assets Less Liabilities – (40.0)%	(244,291,588)
	Net Assets – 100%	$610,673,924

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$595,794,237	$—	$—	$595,794,237
Investments Purchased with Collateral from Securities Lending	240,275,371	—	—	240,275,371
Short-Term Investments	18,895,904	—	—	18,895,904
Total	$854,965,512	$—	$—	$854,965,512

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $785,421,197.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$102,512,303
Depreciation	(32,967,988)
Net unrealized appreciation (depreciation) of investments	$69,544,315

12	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.2%

	Consumer Discretionary – 12.2%

20,963	Aaron Rents Inc., (2)	$557,825

19,843	Advance Auto Parts, Inc.	1,520,768

21,728	Aeropostale, Inc., (2)	355,687

15,424	AMC Networks Inc., Class A Shares, (2), (3)	659,530

52,449	American Eagle Outfitters, Inc.	739,006

10,945	American Greetings Corporation, (2)	157,280

14,041	Ann Inc., (2), (3)	340,635

18,488	Ascena Retail Group Inc., (2), (3)	653,921

12,138	Bally Technologies, Inc., (3)	512,466

11,012	Barnes & Noble Inc., (2)	132,915

8,072	Bob Evans Farms, (2)	285,184

22,476	Brinker International Inc., (2)	581,005

10,579	Carter’s Inc.	443,472

15,087	Cheesecake Factory Inc.	446,273

46,337	Chico’s FAS, Inc.	530,095

16,299	Collective Brands Inc., (2), (3)	271,541

10,365	Deckers Outdoor Corporation, (3)	838,010

25,916	Dick’s Sporting Goods Inc.	1,067,998

18,723	Dreamworks Animation SKG Inc., (2), (3)	332,333

41,162	Foot Locker, Inc.	1,080,091

14,263	Fossil Inc., (2)	1,355,698

38,803	Gentex Corporation, (2)	1,042,637

17,773	Guess Inc., (2)	533,190

26,141	Hanesbrands Inc., (2)	643,069

10,862	Hosting Site Network, Inc.	387,665

7,674	Intl Speedway Corporation	197,912

5,454	ITT Educational Services, Inc., (2), (3)	359,255

12,686	John Wiley and Sons Inc., Class A	575,818

19,431	KB Home, (2)	175,268

15,749	Lamar Advertising Company, (2), (3)	450,579

11,392	Life Time Fitness Inc., (2), (3)	559,803

39,642	LKQ Corporation	1,292,329

7,867	Matthews International Corporation	259,296

10,105	MDC Holdings Inc., (2)	200,281

10,052	Meredith Corporation, (2)	316,537

15,358	Mohawk Industries Inc., (2)	939,295

32,387	New York Times, Class A, (3)	241,283

1,395	NVR Inc., (2), (3)	967,084

75,360	Office Depot, Inc., (3)	205,733

8,189	Panera Bread Company, (2), (3)	1,214,019

30,339	PetSmart Inc.	1,614,642

18,604	Polaris Industries Inc.	1,198,098

18,179	PVH Corporation	1,403,237

26,851	RadioShack Corporation	192,790

14	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

15,461	Regis Corporation, (2)	$265,002

16,588	Rent-A-Center Inc., (2)	561,006

43,057	Saks Inc., (2), (3)	429,709

6,531	Scholastic Corporation, (2)	192,730

15,977	Scientific Games Corporation, (3)	178,783

63,778	Service Corporation International	707,936

23,369	Signet Jewelers Limited	1,065,159

18,179	Sothebys Holdings Inc.	609,542

3,231	Strayer Education Inc., (2)	351,533

12,021	Thor Industries, Inc., (2)	368,564

39,580	Toll Brothers Inc., (2)	863,240

19,216	Tractor Supply Company, (2)	1,552,076

15,635	Tupperware Corporation	982,503

9,851	Under Armour, Inc., (2)	784,337

12,677	Valassis Communications Inc., (2)	288,402

11,147	Warnaco Group, Inc., (2)	649,313

81,020	Wendy’s Company	379,984

28,126	Williams-Sonoma Inc.	1,008,598

14,997	WMS Industries Inc.	328,284
	Total Consumer Discretionary	39,398,254
	Consumer Staples – 3.9%

37,722	Church & Dwight Company Inc., (2)	1,711,447

20,649	Corn Products International, Inc.	1,145,813

18,506	Energizer Holdings Inc., (2), (3)	1,427,183

29,640	Flowers Foods Inc., (2)	573,534

35,127	Green Mountain Coffee Inc., (2)	1,873,674

5,372	Lancaster Colony Corporation, (2)	373,300

20,744	Monster Beverage Corporation, (2), (3)	2,167,955

14,837	Ralcorp Holdings Inc.	1,297,496

13,104	Ruddick Corporation	528,615

44,406	Smithfield Foods, Inc.	991,586

6,451	Tootsie Roll Industries Inc., (2)	156,372

5,955	Universal Corporation, (2)	267,260
	Total Consumer Staples	12,514,235
	Energy – 6.1%

57,343	Arch Coal Inc., (2)	827,459

15,202	Atwood Oceanics Inc., (2)	698,988

12,796	Bill Barrett Corporation, (2), (3)	353,426

5,374	Carbo Ceramics Inc., (2)	522,622

23,190	Cimarex Energy Company, (2)	1,353,832

20,328	Dresser Rand Group, Inc., (2)	1,041,403

9,320	Dril Quip Inc., (2)	614,840

19,398	Energen Corporation, (2)	934,402

30,778	Forest Oil Corporation, (2)	400,114

28,510	Helix Energy Solutions Group, (3)	468,990

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Energy (continued)

56,048	HollyFrontier Company, (2)	$1,644,448

17,107	Northern Oil and Gas Inc., (2)	427,675

29,207	Oceaneering International Inc., (2)	1,419,168

13,856	Oil States International Inc., (3)	1,104,185

24,714	Patriot Coal Corporation, (2), (3)	187,826

41,887	Patterson-UTI Energy, Inc., (2)	790,408

38,134	Plains Exploration & Production Company	1,438,414

32,440	Quicksilver Resources Inc., (2), (3)	162,524

17,309	SM Energy Company	1,256,287

33,570	Southern Union Company, (2)	1,455,931

21,599	Superior Energy Services, Inc., (2), (3)	615,787

13,963	Tidewater Inc., (2)	751,908

11,145	Unit Corporation, (3)	504,311

17,328	World Fuel Services Corporation, (2)	786,345
	Total Energy	19,761,293
	Financials – 19.0%

14,008	Affiliated Managers Group Inc., (3)	1,407,944

16,666	Alexandria Real Estate Equities Inc.	1,206,785

19,164	American Campus Communities Inc., (2)	820,219

21,098	American Financial Group Inc.	773,664

52,852	Apollo Investment Corporation	407,489

30,284	Arthur J. Gallagher & Co.	1,009,669

18,751	Aspen Insurance Holdings Limited, (2)	498,027

46,664	Associated Banc-Corp., (2)	581,433

22,541	Astoria Financial Corporation, (2)	187,767

19,547	BancorpSouth Inc., (2)	219,513

12,487	Bank of Hawaii Corporation, (2)	570,906

20,367	BRE Properties, Inc., (2)	1,055,418

31,154	Brown & Brown Inc.	709,688

19,154	Camden Property Trust, (2)	1,235,433

21,163	Cathay General Bancorp., (2)	333,106

12,598	City National Corporation	577,996

21,842	Commerce Bancshares Inc.	847,906

19,469	Corporate Office Properties	471,734

16,482	Cullen/Frost Bankers, Inc., (2)	917,553

68,404	Duke Realty Corporation, (2)	915,930

40,076	East West Bancorp Inc.	880,069

31,575	Eaton Vance Corporation, (2)	811,162

16,044	Equity One Inc., (2)	302,429

9,228	Essex Property Trust Inc., (2)	1,328,832

14,626	Everest Reinsurance Group Ltd	1,249,060

16,772	Federal Realty Investment Trust, (2)	1,584,283

60,145	Fidelity National Title Group Inc., Class A,	1,094,038

28,351	First American Corporation	420,162

88,430	First Niagara Financial Group Inc.	846,275

29,398	FirstMerit Corporation, (2)	461,256

16	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

53,767	Fulton Financial Corporation, (2)	$499,495

7,839	Greenhill & Co Inc., (2)	364,984

22,792	Hancock Holding Company	756,694

12,234	Hanover Insurance Group Inc.	444,828

29,602	HCC Insurance Holdings Inc.	821,752

19,629	Highwoods Properties, Inc., (2)	649,524

13,053	Home Properties New York, Inc., (2)	777,698

33,406	Hospitality Properties Trust, (2)	809,427

14,355	International Bancshares Corporation, (2)	275,903

50,201	Janus Capital Group Inc.	395,082

39,713	Jefferies Group, Inc., (2)	604,035

11,688	Jones Lang LaSalle Inc.	920,547

13,504	Kemper Corporation, (2)	402,014

31,383	Liberty Property Trust, (2)	1,044,740

35,922	Macerich Company, (2)	1,950,565

23,567	Mack-Cali Realty Corporation, (2)	677,787

9,738	Mercury General Corporation	425,551

32,418	MSCI Inc., Class A Shares, (2), (3)	1,056,178

27,965	National Retail Properties, Inc., (2)	755,335

117,715	New York Community Bancorp Inc., (2)	1,493,803

68,723	Old Republic International Corporation, (2)	678,983

27,902	Omega Healthcare Investors Inc.	581,478

10,814	Potlatch Corporation	330,043

12,619	Prosperity Bancshares, Inc., (2)	523,815

22,791	Protective Life Corporation, (2)	570,003

27,598	Raymond James Financial Inc.	965,930

32,782	Rayonier Inc., (2)	1,499,121

34,142	Realty Income Corporation, (2)	1,242,769

24,317	Regency Centers Corporation, (2)	1,004,778

19,939	Reinsurance Group of America Inc., (2)	1,086,476

40,289	SEI Investments Company	740,109

43,988	Senior Housing Properties Trust, (2)	997,648

12,398	Signature Bank, (2), (3)	720,944

23,299	SL Green Realty Corporation, (2)	1,713,175

11,987	StanCorp Financial Group Inc.	463,417

11,630	SVB Financial Group, (2), (3)	675,005

212,858	Synovus Financial Corp., (2)	370,373

15,665	Taubman Centers Inc., (2)	1,050,025

42,961	TCF Financial Corporation	431,328

16,200	Transatlantic Holdings Inc.	898,290

17,255	Trustmark Corporation, (2)	406,700

59,241	UDR Inc.	1,541,451

45,748	Valley National Bancorp., (2)	545,316

23,162	Waddell & Reed Financial, Inc., Class A, (2)	635,797

29,653	Washington Federal Inc.	467,331

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

19,786	Webster Financial Corporation, (2)	$419,463

32,682	Weingarten Realty Trust, (2)	793,192

7,675	Westamerica Bancorp., (2)	356,504

30,546	WR Berkley Corporation, (2)	1,046,811
	Total Financials	61,607,963
	Health Care – 9.6%

50,584	Allscripts Healthcare Solutions Inc., (3)	967,166

13,361	AmericGroup Corporation, (3)	908,682

5,287	Bio-Rad Laboratories Inc., (3)	536,948

13,422	Catalyst Health Soltuions Inc., (2), (3)	734,989

13,314	Charles River Laboratories International, Inc.	449,614

25,085	Community Health Systems, Inc.	469,090

12,846	Cooper Companies, Inc.	926,710

15,749	Covance, Inc., (3)	689,964

31,375	Endo Pharmaceuticals Holdings Inc., (3)	1,166,209

12,967	Gen-Probe, Inc., (3)	867,881

68,382	Health Management Associates Inc., (3)	438,329

23,493	Health Net Inc., (3)	886,626

24,869	Henry Schein Inc., (3)	1,762,963

16,996	Hill Rom Holdings Inc.	561,038

19,773	HMS Holdings Corporation, (3)	652,707

70,544	Hologic Inc., (3)	1,438,392

15,298	Idexx Labs Inc., (2), (3)	1,294,058

13,481	Lifepoint Hospitals Inc., (3)	541,801

23,979	Lincare Holdings	616,021

16,128	Masimo Corporation, (2)	345,139

12,838	Medax Inc., (3)	914,322

16,874	Medicis Pharmaceutical Corporation, (2)	558,361

8,580	Mettler-Toledo International Inc.	1,505,790

31,164	Omnicare, Inc., (2)	1,023,114

17,158	Owens and Minor Inc., (2)	521,775

20,531	Regeneron Pharmaceuticals, Inc., (2), (3)	1,865,447

40,777	ResMed Inc., (2)	1,183,756

15,949	Steris Corporation, (2)	479,746

9,966	Techne Corporation	680,180

10,947	Teleflex Inc.	669,847

16,077	Thoratec Corporation	472,664

13,968	United Therapeutics Corporation, (3)	686,946

26,312	Universal Health Services, Inc., Class B, (2)	1,086,422

23,304	VCA Antech, Inc.	521,544

55,998	Vertex Pharmaceuticals Inc., (3)	2,069,126

11,497	Wellcare Health Plans Inc., (3)	687,061
	Total Health Care	31,180,428
	Industrials – 15.9%

11,663	Acuity Brands Inc. (2)	679,136

32,145	AECOM Technology Corporation, (2), (3)	735,799

18	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

26,285	AGCO Corporation, (3)	$1,338,695

9,690	Alaska Air Group, Inc.	737,700

11,220	Alexander and Bald, Inc.	530,706

8,596	Alliant Techsystems Inc.	510,688

43,456	Ametek Inc.	2,042,432

27,761	BE Aerospace Inc., (3)	1,171,514

12,591	Brinks Company, (2)	354,940

16,580	Carlisle Companies Inc.	791,363

11,141	CLARCOR, Inc.	572,759

12,698	Clean Harbors, Inc., (2), (3)	805,688

14,956	Con-Way, Inc., (2)	474,703

14,699	Copart Inc.	691,441

9,300	Corporate Executive Board Company	365,769

27,786	Corrections Corporation of America	653,805

13,125	Crane Company	630,000

13,734	Deluxe Corporation	351,178

20,318	Donaldson Company, Inc.	1,468,991

8,239	Esterline Technologies Corporation, (3)	503,815

49,866	Exelis Inc.	498,161

41,570	Fortune Brands Home & Security, (3)	771,955

11,021	FTI Consulting Inc., (2)	471,919

14,081	Gardner Denver, Inc., (2)	1,050,443

12,541	GATX Corporation	538,511

14,038	General Cable Corporation, (2)	433,213

16,376	Graco Inc.	752,968

9,367	Granite Construction Inc.	249,443

21,721	Harsco Corporation	482,858

12,051	HNI Corporation, (2)	326,944

16,132	Hubbell Incorporated, Class B	1,160,859

13,134	Huntington Ingalls Industries Inc., (2), (3)	494,889

22,358	IDEX Corporation	905,946

24,932	ITT Industries, Inc.	542,022

24,908	J.B. Hunt Transports Serives Inc.	1,272,052

54,927	JetBlue Airways Corporation, (2)	325,717

29,553	Kansas City Southern Industries, (3)	2,028,518

40,579	KBR Inc.	1,304,209

21,072	Kennametal Inc., (2)	908,414

14,976	Kirby Corporation	999,948

12,671	Korn Ferry International	208,185

12,841	Landstar System	656,817

14,296	Lennox International Inc.	517,515

22,661	Lincoln Electric Holdings Inc.	973,290

22,049	Manpower Inc.	884,385

15,645	Miller (Herman) Inc.	330,422

8,280	Mine Safety Appliances Company	282,679

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

12,564	MSC Industrial Direct Inc., Class A	$955,115

17,174	Nordson Corporation	778,669

24,726	Oshkosh Truck Corporation	600,347

26,578	Pentair, Inc.	978,602

11,173	Regal-Beloit Corporation, (2)	634,291

17,394	Rollins Inc.	372,058

14,680	Shaw Group Inc., (3)	398,415

13,753	SPX Corporation	957,621

29,669	Terex Corporation, (2)	587,446

14,138	Thomas & Betts Corporation	1,009,312

22,714	Timken Company, (2)	1,109,125

14,158	Towers Watson & Company, Class A Shares	846,648

21,572	Trinity Industries Inc.	678,655

11,615	Triumph Group Inc., (2)	726,751

16,856	United Rentals Inc., (2), (3)	644,573

21,421	URS Corporation, (3)	881,474

27,656	UTI Worldwide, Inc.	411,798

6,045	Valmont Industries, Inc., (2)	634,181

12,951	Wabtec Corporation	890,899

30,338	Waste Connections Inc.	980,221

7,316	Watsco Inc., (2)	504,585

11,951	Werner Enterprises, Inc., (2)	312,280

16,110	Woodward Governor Company	676,298
	Total Industrials	51,352,768
	Information Technology – 14.7%

9,006	ACI Worldwide, Inc., (2)	273,602

21,941	Acxiom Corporation	301,031

16,705	ADTRAN, Inc., (2)	578,494

8,863	Advent Software Inc., (2), (3)	232,654

13,703	Alliance Data Systems Corporation, (2), (3)	1,518,292

24,820	Ansys Inc., (2), (3)	1,501,362

27,479	AOL Inc., (2), (3)	445,435

30,926	Arrow Electronics, Inc., (2), (3)	1,276,935

125,283	Atmel Corporation, (2), (3)	1,216,498

41,122	Avnet Inc., (3)	1,433,924

33,250	Broadridge Financial Solutions, Inc.	797,003

72,419	Cadence Design Systems, Inc., (3)	764,745

26,202	Ciena Corporation, (3)	381,239

46,199	Compuware Corporation, (3)	362,200

12,497	Concur Technologies, Inc., (2)	654,218

32,295	Convergys Corporation, (3)	429,846

28,637	CoreLogic Inc., (3)	406,645

31,136	Cree, Inc., (2), (3)	791,788

41,576	Cypress Semiconductor Corporation, (3)	714,899

16,888	Diebold Inc.	535,181

9,170	DST Systems Inc., (2)	447,588

20	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

12,658	Equinix Inc., (2), (3)	$1,518,454

12,333	FactSet Research Systems Inc., (2)	1,089,251

10,392	Fair Isaac Corporation	376,606

34,361	Fairchild Semiconductor International Inc., Class A, (2), (3)	480,367

25,976	Gartner Inc.	984,750

21,186	Global Payments Inc.	1,059,724

23,251	Henry Jack and Associates Inc., (2)	795,184

28,709	Informatica Corporation, (2), (3)	1,214,391

42,368	Ingram Micro, Inc., Class A, (3)	804,145

38,203	Integrated Device Technology, Inc., (2), (3)	242,207

18,843	International Rectifier Corporation, (3)	429,620

33,390	Intersil Holding Corporation, Class A	375,971

10,951	Itron Inc., (3)	424,789

33,312	Lam Research Corporation, (2), (3)	1,418,758

22,709	Lender Processing Services Inc.	377,651

5,751	ManTech International Corporation, Class A	202,148

51,502	MEMC Electronic Materials, (3)	235,364

27,611	Mentor Graphics Corporation, (3)	382,965

21,476	Micros Systems, Inc., (3)	1,067,572

34,841	Monster Worldwide Inc.	250,855

24,893	National Instruments Corporation, (2)	669,871

42,330	NCR Corporation, (3)	792,841

17,741	NeuStar, Inc., (3)	647,724

31,603	Parametric Technology Corporation	795,448

12,303	Plantronics Inc.	458,164

47,597	Polycom Inc., (2), (3)	949,560

27,298	QLogic Corporation, (2), (3)	472,801

15,718	Quest Software Inc., (3)	319,861

27,530	Rackspace Hosting Inc., (2), (3)	1,195,077

74,371	RF Micro Devices, Inc., (2)	371,111

41,821	Riverbed Technology, Inc., (2)	1,001,195

29,941	Rovi Corporation, (2)	960,807

17,591	Semtech Corporation	501,344

11,301	Silicon Laboratories Inc.	495,436

50,129	Skyworks Solutions Inc., (3)	1,081,784

19,066	Solera Holdings Inc.	910,783

38,766	Synopsys Inc., (3)	1,131,192

11,737	Tech Data Corporation, (2), (3)	609,385

83,396	Tellabs Inc.	316,905

43,783	Tibco Software Inc., (3)	1,141,423

33,046	Trimble Navigation Limited	1,547,544

20,978	ValueClick, Inc., (2), (3)	365,856

27,915	VeriFone Holdings Inc., (2), (3)	1,191,971

42,294	Vishay Intertechnology Inc., (2), (3)	519,370

14,493	Zebra Technologies Corporation, Class A, (3)	548,705
	Total Information Technology	47,790,509

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Materials – 6.4%

24,688	Albemarle Corporation	$1,587,685

17,970	AptarGroup Inc.	941,987

20,997	Ashland Inc., (2)	1,324,071

17,603	Cabot Corporation	637,229

11,886	Carpenter Technology Inc., (2)	623,777

31,092	Commercial Metals Company	445,859

8,855	Compass Minerals International, Inc., (2)	647,035

13,343	Cytec Industries, Inc.	665,282

10,391	Domtar Corporation	897,575

8,279	Greif Inc.	401,118

14,167	Intrepid Potash Inc., (2), (3)	338,450

36,856	Louisiana-Pacific Corporation	314,013

11,849	Martin Marietta Materials, (2)	977,661

4,837	Minerals Technologies Inc.	306,908

2,942	NewMarket Corporation	636,031

21,577	Olin Corporation	479,009

26,838	Packaging Corp. of America	755,221

20,151	Reliance Steel & Aluminum Company	1,072,033

19,163	Rock-Tenn Company	1,185,423

35,285	RPM International, Inc.	883,184

12,009	Scotts Miracle Gro Company, (2)	568,746

13,477	Sensient Technologies Corporation	533,959

13,401	Silgan Holdings, Inc.	556,946

26,148	Sonoco Products Company	818,432

58,846	Steel Dynamics Inc.	938,594

29,238	Temple-Inland Inc., (2)	932,400

25,150	Valspar Corporation	1,087,486

14,851	Worthington Industries, Inc., (2)	273,407
	Total Materials	20,829,521
	Telecommunication Services – 0.5%

26,730	Telephone and Data Systems Inc.	702,999

39,448	TW Telecom Inc., (2), (3)	794,877
	Total Telecommunication Services	1,497,876
	Utilities – 4.9%

29,865	Alliant Energy Corporation	1,265,977

37,246	Aqua America Inc., (2)	821,647

24,297	Atmos Energy Corporation	787,466

10,614	Black Hills Corporation	358,329

16,433	Cleco Corporation, (2)	653,376

36,601	Great Plains Energy Incorporated, (2)	754,713

25,802	Hawaiian Electric Industries	669,562

13,378	IDACORP, INC	563,883

50,807	MDU Resources Group Inc.	1,086,254

22,263	National Fuel Gas Company, (2)	1,119,384

27,877	NSTAR	1,252,514

22	Nuveen Investments

Shares	Description (1)					Value

	Utilities (continued)

63,508	NV Energy Inc.					$1,028,830

26,365	OGE Energy Corp.					1,393,654

23,324	PNM Resources Inc.					415,400

47,770	Questar Corporation, (2)					921,006

30,087	UGI Corporation					809,641

22,009	Vectren Corporation					629,237

31,167	Westar Energy Inc.					886,389

13,547	WGL Holdings Inc.					577,772
	Total Utilities					15,995,034
	Total Common Stocks (cost $256,358,681)					301,927,881

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 34.0%

	Money Market Funds – 34.0%

110,053,171	Mount Vernon Securities Lending Prime Portfolio, 0.260% (4), (5)					$110,053,171
	Total Investments Purchased with Collateral from Securities Lending (cost $110,053,171)					110,053,171

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Rating (6)	Value
	SHORT-TERM INVESTMENTS – 6.8%

	Money Market Funds – 6.1%

19,691,424	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$19,691,424
	U.S. Government and Agency Obligations – 0.7%

$2,150	U.S. Treasury Bills (7)	0.022%		3/01/12	Aaa	2,149,936
	Total Short-Term Investments (cost $21,841,389)					21,841,360
	Total Investments (cost $388,253,241) – 134.0%					433,822,412
	Other Assets Less Liabilities – (34.0)% (8)					(110,024,604)
	Net Assets – 100%					$323,797,808

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	Long	231	3/12	$21,596,190	$1,310,822

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2012

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$301,927,881	$—	$—	$301,927,881
Investments Purchased with Collateral from Securities Lending	110,053,171	—	—	110,053,171
Short-Term Investments	19,691,424	2,149,936	—	21,841,360
Derivatives:
Futures Contracts*	1,310,822	—	—	1,310,822
Total	$432,983,298	$2,149,936	$—	$435,133,234
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stock
Balance at the beginning of period	$—	*
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$—
*	Level 3 security has a market value of zero.

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$1,310,822	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

24	Nuveen Investments

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $389,104,649.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$67,311,403
Depreciation	(22,593,640)
Net unrealized appreciation (depreciation) of investments	$44,717,763

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of January 31, 2012.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

N/A	Not applicable.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.4%

	Consumer Discretionary – 12.2%

1,466	1-800-Flowers, (3)	$4,222

1,154	A.H. Belo Corporation, Class A Shares	6,855

4,844	Aeropostale, Inc.	79,296

1,504	AFC Enterprises, Inc., (2), (3)	25,342

1,074	Ambassadors Group, Inc.	4,844

4,128	American Axle and Manufacturing Holdings Inc., (3)	49,784

2,426	American Greetings Corporation, (2)	34,862

1,073	American Public Education Inc., (2), (3)	43,135

530	America’s Car-Mart, Inc., (3)	20,108

1,334	Amerigon, Inc., (2), (3)	20,477

1,992	Ameristar Casinos, Inc.	38,964

3,124	Ann Inc., (2), (3)	75,788

1,628	Arbitron Inc.	58,136

808	Archipelago Learning Inc., (3)	8,395

751	Arctic Cat, Inc., (2)	22,410

1,752	Asbury Automotive Group, Inc., (2)	40,138

3,769	Ascena Retail Group Inc., (2), (3)	133,310

865	Ascent Media Corporation, (3)	40,992

1,742	Barnes & Noble Inc., (2)	21,026

4,571	Beazer Homes USA, Inc., (2), (3)	13,942

2,254	bebe stores, inc.	19,745

5,725	Belo Corp.	42,537

824	Benihana, Inc.	9,006

1,341	Big 5 Sporting Goods Corporation	10,648

71	Biglari Holdings Inc., (3)	28,112

1,443	BJ’s Restaurants, Inc., (2), (3)	72,193

818	Black Diamond, (3)	6,560

715	Blue Nile Inc., (2), (3)	28,850

301	Blyth Inc.	18,948

1,819	Bob Evans Farms, (2)	64,265

727	Body Central Corporation, (2), (3)	19,542

715	Bon-Ton Stores, Inc., (2)	2,903

3,387	Boyd Gaming Corporation, (2)	29,704

1,155	Bravo Brio Restaurant Group, (2), (3)	22,234

1,072	Bridgepoint Education Inc., (2), (3)	26,360

2,519	Brown Shoe Inc., (2)	23,805

5,343	Brunswick Corporation, (2)	114,020

1,605	Buckle Inc., (2)	70,026

1,100	Buffalo Wild Wings, Inc., (2)	73,216

963	Build-A-Bear-Workshop, Inc.	7,868

2,596	Cabela’s Incorporated, (2)	67,704

3,982	Callaway Golf Company, (2)	26,679

984	Cambium Learning Group Inc., (3)	3,168

868	Capella Education Company, (2)	36,742

26	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

799	Caribou Coffee Company, Inc., (2)	$13,551

750	Carrols Restaurant Group, Inc., (3)	8,483

2,950	Carter’s Inc., (2)	123,664

2,606	Casual Male Retail Group Inc.	8,235

1,660	Cato Corporation	44,505

422	Cavco Industries, Inc., (2)	19,209

1,369	CBRL Group Inc., (2)	71,831

1,190	CEC Entertainment Inc.	41,852

2,265	Central European Media Enterprises Limited, (2), (3)	15,832

6,975	Charming Shoppes Inc., (2)	34,596

3,340	Cheesecake Factory Inc.	98,797

507	Cherokee Inc.	5,460

1,565	Childrens Place Retail Stores Inc., (2)	78,078

2,187	Christopher & Banks Corporation	4,527

754	Churchill Downs Inc.	42,186

5,138	Cinemark Holdings Inc., (2)	101,321

896	Citi Trends, Inc., (3)	8,082

1,881	Coinstar Inc., (2), (3)	93,542

4,500	Coldwater Creek Inc.	3,960

3,693	Collective Brands Inc., (2), (3)	61,525

723	Columbia Sportswear Company, (2)	33,150

896	Conn’s, Inc., (2)	10,394

3,726	Cooper Tire & Rubber	56,114

669	Core-Mark Holding Company, Inc.	27,168

4,819	Corinthian Colleges Inc., (2)	14,505

5,288	Crocs, Inc.	100,578

2,019	Crown Media Holdings, Inc., (2)	2,403

484	CSS Industries Inc.	10,367

2,244	Cumulus Media, Inc., (2)	7,899

8,776	Dana Holding Corporation, (3)	130,324

1,174	Delete Accumulation File	15,908

410	Delta Apparel Inc., (2)	6,273

5,934	Denny’s Corporation, (2), (3)	25,457

663	Destination Maternity Corporation	11,065

312	Dial Global Inc., (3)	1,026

1,694	Digital Generation Inc., (3)	23,547

928	DineEquity Inc., (2)	44,099

3,492	Dominos Pizza Inc., (3)	114,014

648	Dorman Products, Inc.	28,130

1,182	Drew Industries Inc., (2), (3)	30,697

1,891	E.W. Scripps Company, Class A	16,017

368	Einstein Noah Restaurant Group	5,480

1,496	Entercom Communications Corporation, (2)	11,549

3,016	Entravision Communications Corporation	5,399

1,492	Ethan Allen Interiors Inc., (2)	35,211

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

4,738	Exide Technologies	$15,635

3,294	Express Inc., (3)	71,282

3,109	Finish Line, Inc.	65,755

546	Fisher Communications, Inc.	16,429

620	Francesca’s Holdings, (2)	13,745

2,222	Freds Inc., (2)	32,775

1,029	Fuel Systems Solutions, Inc., (3)	21,475

2,621	Furniture Brands International, Inc.	4,429

1,020	G III Apparel Group, Limited, (3)	23,287

2,138	Gaylord Entertainment Company, (2)	59,971

254	Geeknet Inc., (3)	4,417

1,421	Genesco Inc.	86,780

1,361	GNC Holdings	37,441

1,720	Grand Canyon Education Inc., (3)	28,862

2,976	Gray Television Inc.	6,101

1,364	Group 1 Automotive Inc., (2)	72,756

2,655	Harte-Hanks Inc., (2)	25,621

1,161	Haverty Furniture Companies Inc.	14,489

1,851	Helen of Troy Limited, (3)	59,547

1,012	Hhgregg Inc., (2), (3)	10,302

1,644	Hibbett Sporting Goods, Inc.	78,797

3,762	Hillenbrand Inc.	88,219

2,399	Hosting Site Network, Inc.	85,620

2,534	Hot Topic, Inc.	18,549

3,622	Hovnanian Enterprises Inc., (2)	8,765

4,376	Iconix Brand Group, Inc.	80,562

2,487	Interval Leisure Group Inc., (3)	33,823

1,766	Intl Speedway Corporation	45,545

1,469	Irobot Corporation, (2)	48,536

1,261	Isle of Capri Casinos	6,406

2,639	Jack in the Box Inc., Term Loan	55,947

1,682	JAKKS Pacific Inc., (2)	25,701

3,868	Jamba, Inc., (3)	6,034

289	Johnson Outdoors, Inc.	4,916

4,852	Jones Apparel Group Inc.	44,299

1,657	Joseph A Bank Clothiers, Inc., (2)	79,122

2,671	Journal Communications Inc.	13,729

1,561	K Swiss, Inc.	5,276

1,608	K12, Inc., (2), (3)	36,003

4,617	KB Home, (2)	41,645

437	Kenneth Cole Productions	5,371

993	Kirkland’s, Inc., (2)	14,865

1,812	Knology, Inc.	27,307

3,554	Krispy Kreme Doughnuts Inc.	26,051

3,206	La Z Boy Inc., (2)	42,255

28	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

2,563	LeapFrog Enterprises Inc., (3)	$14,840

1,226	Libbey Inc.	18,464

2,538	Life Time Fitness Inc., (2), (3)	124,717

549	Lifetime Brands, Inc.	6,506

1,834	LIN TV Corporation	7,391

1,347	Lincoln Educational Services Corporation	11,759

2,609	Lions Gate Entertainment Corporation, Equity, (2)	26,299

1,364	Lithia Motors Inc.	30,294

8,467	Live Nation Inc., (2)	87,041

5,675	Liz Claiborne, Inc., (2)	52,778

1,388	Lumber Liquidators Inc., (2), (3)	29,648

1,116	M/I Homes, Inc., (2), (3)	12,667

698	Mac-Gray Corporation	9,730

1,448	Maidenform Brands Inc.	28,960

1,260	Marcus Corporation, (2)	15,259

704	Marine Products Corporation	4,203

1,384	Marinemax Inc., (2)	11,376

1,615	Martha Stewart Living Omnimedia Inc., (2)	7,106

1,770	Matthews International Corporation	58,339

3,537	McClatchy Company, (2)	8,312

2,235	MDC Holdings Inc., (2)	44,298

1,495	MDC Partners, Inc.	19,555

3,088	Mens Wearhouse Inc.	106,505

2,180	Meredith Corporation, (2)	68,648

1,667	Meritage Corporation, (2), (3)	40,341

2,855	Modine Manufacturing Company	31,234

534	Monarch Casino & Resort, Inc.	5,687

1,829	Monro Muffler Brake, Inc., (2)	76,708

1,523	Morgans Hotel Group Company, (3)	8,590

747	Motorcar Parts of America, Inc.	4,796

1,037	Movado Group Inc.	19,091

1,625	Multimedia Games, Inc.	12,269

548	National American University Holdings Inc.	4,143

3,309	National CineMedia, Inc.	45,069

1,542	New York & Company Inc.	4,302

8,229	New York Times, Class A	61,306

678	Nexstar Broadcasting Group, Inc., (3)	5,743

1,667	Nutri System Inc., (2)	19,837

1,081	O’Charley’s, Inc.	7,016

16,653	Office Depot, Inc., (2)	45,463

5,158	OfficeMax Inc., (2), (3)	28,524

1,171	Orbitz Worldwide Inc., (3)	4,286

5,718	Orient Express Hotels Limited, (3)	48,374

886	Outdoor Channel Holdings, Inc.	6,246

670	Overstock.com, Inc.	4,529

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

770	Oxford Industries Inc., (2)	$39,216

1,273	P.F. Changs China Bistro, Inc.	41,449

2,744	Pacific Sunwear of California, Inc.	4,939

1,120	Papa John’s International, Inc.	43,389

770	Peets Coffee and Tea Inc., (2)	46,831

2,678	Penske Auto Group, Inc.	59,934

3,159	Pep Boys - Manny, Moe & Jack, (2)	47,385

731	Perry Ellis International, Inc.	11,360

1,220	PetMed Express, Inc.	15,213

5,886	Pier 1 Imports, Inc.	91,527

3,714	Pinnacle Entertainment Inc.	36,026

2,890	Pool Corporation, (2)	98,347

7,784	Quicksilver Inc., (2), (3)	34,717

502	R.G. Barry Corporation	6,144

577	ReachLocal Inc., (2), (3)	4,547

919	Red Lions Hotels Corporation	6,727

779	Red Robin Gourmet Burgers, Inc., (3)	23,923

3,466	Regis Corporation, (2)	59,407

3,525	Rent-A-Center Inc., (2)	119,216

575	Rentrak Corporation	9,838

3,905	Ruby Tuesday, Inc.	29,327

926	rue21, Inc., (2)	22,418

2,098	Ruth’s Chris Steak House, Inc., (2)	12,987

2,662	Ryland Group Inc., (2)	48,448

222	Saga Communications	9,158

6,919	Saks Inc., (2), (3)	69,052

1,583	Scholastic Corporation, (2)	46,714

931	School Specialty Inc.	2,998

3,597	Scientific Games Corporation, (3)	40,250

2,968	Sealy Corporation	4,304

3,336	Select Comfort Corporation, (3)	83,667

309	Shiloh Industries, Inc.	2,540

565	Shoe Carnival, Inc.	14,289

3,241	Shuffle Master Inc., (2)	41,485

1,788	Shutterfly, Inc., (2), (3)	42,411

3,119	Sinclair Broadcast Group, Series A	38,301

2,490	Six Flags Entertainment Corporation	109,137

2,247	Skechers USA Inc., (2)	27,324

573	Skullcandy, (2), (3)	7,707

230	Skyline Corporation	1,428

3,546	Smith & Wesson Holding Corporation	18,226

2,414	Sonic Automotive Inc., (2)	37,634

3,707	Sonic Corporation	25,393

4,052	Sothebys Holdings Inc., (2)	135,864

2,118	Spartan Motors, Inc.	12,856

30	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

708	Speedway Motorsports Inc., (2)	$11,349

1,866	Stage Stores Inc.	28,699

1,216	Standard Motor Products Inc.	25,159

6,373	Standard Pacific Corporation, (2), (3)	23,198

1,637	Stein Mart, Inc.	11,868

901	Steiner Leisure Limited, (3)	44,491

407	Steinway Musical Instrument Inc.	10,155

2,269	Steven Madden Limited, (2)	93,347

4,726	Stewart Enterprises, Class A, (2)	29,065

1,586	Stoneridge Inc., (3)	14,861

734	Strayer Education Inc., (2)	79,859

1,161	Sturm, Ruger, & Company, (2)	46,034

772	Summer Infant Inc.	4,138

1,447	Superior Industries International Inc., (2)	26,292

667	Systemax Inc., (2)	11,746

4,166	Talbots, Inc., (2)	13,498

441	Teavana Holdings, (2), (3)	8,370

3,627	Tenneco Inc.	116,427

3,776	Texas Roadhouse, Inc., (2)	57,244

392	Tower International	4,477

1,267	Town Sports International, (3)	11,238

1,547	True Religion Apparel, Inc., (3)	56,063

2,664	Tuesday Morning Corporation	9,058

816	Unifi Inc.	7,940

958	Univeral Electronics Inc.	17,723

1,320	Universal Technical Institute Inc.	18,414

868	US Auto Parts Network, Inc., (3)	4,323

2,160	Vail Resorts, Inc., (2)	94,198

2,685	Vallassis Communications Inc., (2)	61,084

78	Value Line, Inc., (2)	875

2,439	ValueVision Media Inc., (3)	3,854

1,188	Vera Bradley Inc., (2), (3)	42,554

1,488	Vitamin Shoppe Inc., (2), (3)	63,597

1,083	VOXX International Corp., (3)	13,776

2,428	Warnaco Group, Inc., (2)	141,431

871	West Marine, Inc.	10,557

5,430	Wet Seal Inc., (2)	19,005

424	Weyco Group, Inc.	10,710

142	Winmark Corporation	9,751

1,774	Winnebago Industries Inc., (2)	16,214

2,977	Wolverine World Wide Inc.	116,371

1,600	World Wrestling Entertainment Inc., (2)	15,184

1,370	Zagg Inc., (2), (3)	13,673

1,987	Zale Corporation	5,663

1,275	Zumiez, Inc., (2)	36,414
	Total Consumer Discretionary	9,239,562

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Consumer Staples – 3.2%

205	Alico Inc.	$4,744

5,385	Alliance One International, Inc., (2)	15,670

1,115	Andersons, Inc., (2)	45,213

2,874	B&G Foods Inc., (2)	65,125

492	Boston Beer Company, (2)	49,225

706	Calavo Growers, Inc., (2)	19,203

851	Cal-Maine Foods, Inc., (2)	32,304

2,263	Casey’s General Stores, Inc.	115,277

4,363	Central European Distribution Corporation, (2)	17,888

2,515	Central Garden & Pet Company, (2)	23,792

616	Chef’s Warehouse Holdings, (2)	13,016

2,724	Chiquita Brands International Inc.	23,944

265	Coca-Cola Bottling Company Consolidated	16,152

602	Craft Brewers Alliance Inc.	3,769

7,019	Darling International Inc.	107,250

1,321	Diamond Foods Inc., (2)	48,005

2,218	Dole Food Company Inc.	21,293

1,466	Elizabeth Arden, Inc., (3)	52,732

339	Farmer Brothers Company	3,383

1,058	Female Health Company	5,449

1,995	Fresh Del Monte Produce Inc.	48,838

1,677	Fresh Market Inc., (2), (3)	72,212

3	Griffin Land & Nurseries, Inc.	80

2,148	Hain Celestial Group Inc.	82,891

757	Imperial Sugar Company	2,581

775	Ingles Markets, Inc.	13,508

995	Inter Parfums, Inc.	16,617

857	J&K Snack Foods Corporation	43,733

1,082	Lancaster Colony Corporation, (2)	75,188

481	Limoneira Company	8,648

822	Medifast, Inc., (2), (3)	13,547

716	Mgp Ingredients Inc	4,267

726	Nash Finch Company	21,206

666	National Beverage Corporation	11,142

691	Nature’s Sunshine Products, (2)	10,296

3,287	Nu Skin Enterprises, Inc., Class A	164,186

532	Nutraceutical International Corporation, (3)	6,836

31	Oil Dri Corporation	651

1,196	Omega Protein Corporation, (3)	10,298

1,371	Pantry, Inc.	16,507

3,130	Pilgrim’s Pride, (2), (3)	16,839

3,017	Prestige Brands Holdings Inc., (3)	38,738

1,067	PriceSmart, Inc.	71,116

862	Primo Water Corporation, (3)	2,526

634	Revlon Inc.	9,992

32	Nuveen Investments

Shares	Description (1)	Value

	Consumer Staples (continued)

35,358	Rite Aid Corporation, (2)	$49,148

2,948	Ruddick Corporation	118,922

1,328	Sanderson Farms Inc.	67,648

716	Schiff Nutrition International Inc.	7,640

550	Seneca Foods Corporation	15,912

3,643	Smart Balance Inc., (2), (3)	19,308

2,834	Snyders Lance Inc.	65,154

1,354	Spartan Stores, Inc.	25,374

967	Spectrum Brands Inc., (3)	27,995

6,620	Star Scientific, Inc., (2), (3)	19,992

472	Susser Holdings Corporation	11,257

1,097	Synutra International Inc., (2), (3)	6,110

1,375	Tootsie Roll Industries Inc., (2)	33,330

2,131	Treehouse Foods Inc., (2), (3)	120,487

2,901	United Natural Foods Inc.	127,789

1,375	Universal Corporation, (2)	61,710

387	USANA Health Sciences, Inc., (2), (3)	13,460

2,530	Vector Group Ltd., (2)	44,047

371	Village Super Market, Inc.	11,779

962	WD 40 Company	42,078

618	Weis Markets Inc.	26,123

3,327	Winn-Dixie Stores Inc., (2)	31,440
	Total Consumer Staples	2,392,580
	Energy – 6.2%

5,088	Abraxas Petroleum Corporation, (2)	19,080

666	Alon USA Energy, Inc.	6,434

1,021	Amyris Inc., (2), (3)	9,158

548	Apco Oil and Gas International Inc., (2)	42,328

1,563	Approach Resources Inc., (2), (3)	54,908

2,753	ATP Oil & Gas Corporation, (2), (3)	19,381

1,490	Basic Energy Services, Inc., (3)	26,835

3,093	Berry Petroleum Company, (2)	139,216

2,832	Bill Barrett Corporation, (2), (3)	78,220

6,312	BPZ Resources, Inc., (2)	20,577

2,178	Bristow Group Inc., (2)	106,853

737	C&J Energy Services, (2), (3)	12,271

5,899	Cal Dive International Inc., (3)	17,756

2,419	Callon Petroleum Company Del, (2), (3)	14,514

3,519	CAMAC Energy Inc., (2)	3,248

2,336	Carrizo Oil & Gas, Inc., (2)	56,741

7,337	Cheniere Energy Inc., (3)	93,840

358	Clayton Williams Energy, (2)	29,138

2,909	Clean Energy Fuels Corporation, (2)	43,519

3,658	Cloud Peak Energy Inc., (2), (3)	69,319

4,736	Complete Production Services, (3)	159,603

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Energy (continued)

2,858	Comstock Resources Inc., (2)	$34,410

727	Contango Oil & Gas Company, (2), (3)	45,278

1,263	Crimson Exploration Inc., (3)	3,726

2,436	Crosstex Energy, Inc.	30,596

5,268	CVR Energy Inc., (2), (3)	131,384

490	Dawson Geophysical Company, (2)	17,439

879	Delek US Holdings Inc.	11,067

3,985	DHT Maritime Inc.	4,224

2,062	Dril Quip Inc., (2)	136,030

2,228	Endeavor International Corporation, (2), (3)	23,572

1,737	Energy Partners Limited, (2), (3)	27,757

4,519	Energy XXI Limited Bermuda, (2), (3)	148,359

993	Evolution Petroleum Corporation, (3)	8,897

3,836	Exterran Holdings, Inc., (3)	35,598

3,186	Frontline Limited, (2)	16,026

3,235	FX Energy, Inc.	17,857

3,590	Gastar Exploration, Limited, (2)	10,770

678	Geokinetics Inc.	1,593

1,203	GeoResources, Inc., (2)	36,824

1,120	Global Geophysical Services Inc., (3)	10,091

3,575	GMX Resources, Inc., (2), (3)	3,146

2,393	Golar LNG, Limited	98,113

1,554	Goodrich Petroleum Corporation, (2), (3)	26,822

1,124	Great Plains Renewable Energy, Inc., (2)	12,757

887	Gulf Island Fabrication, Inc., (2)	26,920

1,424	Gulfmark Offshore Inc.	65,105

2,582	Gulfport Energy Corporation	84,870

225	Hallador Energy Company	2,255

2,039	Harvest Natural Resources Inc., (2), (3)	14,028

5,713	Heckmann Corporation, (2)	29,193

6,360	Helix Energy Solutions Group, (3)	104,622

6,911	Hercules Offshore Inc.	31,030

1,837	Hornbeck Offshore Services Inc., (2)	60,052

992	Houston American Energy Corp., (2)	12,251

9,618	Hyperdynamics, (2)	25,199

7,882	ION Geophysical Corporation, (2)	58,563

65	Isramco, Inc.	5,200

2,132	James River Coal Company, (2)	13,410

7,485	Key Energy Services Inc.	108,383

644	Kior, Class A, (2)	7,941

1,359	Knightsbridge Tankers Limited, (2)	20,494

15,458	Kodiak Oil & Gas Corporation, (3)	140,204

1,291	L&L Energy Inc., (3)	3,718

1,827	Lufkin Industries Inc., (2)	137,427

6,681	Magnum Hunter Resources Corporation, (2), (3)	39,351

34	Nuveen Investments

Shares	Description (1)	Value

	Energy (continued)

1,634	Matrix Service Company, (2)	$19,020

5,894	McMoran Exploration Corporation, (2)	69,137

1,851	Miller Energy Resources, (2)	7,478

744	Mitcham Industries, Inc.	16,338

756	Natural Gas Services Group, (3)	10,425

5,588	Newpark Resources Inc., (2)	45,486

2,833	Nordic American Tanker Shipping Ltd, (2)	39,265

3,789	Northern Oil and Gas Inc., (2)	94,725

3,572	Oasis Petroleum Inc., (2)	120,519

1,646	Overseas Shipholding Group Inc., (2)	20,921

268	OYO Geospace Corporation	23,587

434	Panhandle Oil and Gas Inc., (2)	12,473

7,000	Parker Drilling Company, (2)	45,500

5,478	Patriot Coal Corporation, (2), (3)	41,633

2,823	Penn Virginia Corporation	13,070

1,409	Pertoleum Development Corporation, (2)	43,862

3,361	Petroquest Energy Inc., (2)	21,578

793	PHI Inc Non-Voting, (3)	20,903

3,809	Pioneer Drilling Company	33,976

13,371	Rentech, Inc.	23,533

2,752	Resolute Energy Corporation, (2), (3)	30,960

2,093	Rex Energy Inc., (2)	19,800

393	Rex Stores Corporation	10,100

338	RigNet, Inc.	5,901

3,180	Rosetta Resources, Inc.	152,608

1,536	Scorpio Tankers Inc., (3)	8,863

2,401	SemGroup Corporation, A Shares, (2), (3)	63,554

2,702	Ship Financial International Limited, (2)	30,343

643	Solazyme Inc., (3)	7,472

2,940	Stone Energy Corporation	82,467

2,545	Swift Energy Company	84,367

5,180	Syntroleum Corporation	5,284

1,016	Targa Resources, (2)	42,103

2,621	Teekay Tankers Limited, Class A, (2)	11,768

1,865	Tesco Corporation, (3)	25,886

4,609	TETRA Technologies, (3)	43,048

2,656	Triangle Petroleum, (3)	18,167

937	Union Drilling, Inc., (3)	6,025

6,398	UR Energy, (2), (3)	8,893

3,992	Uranerz Energy Corporation, (2), (3)	12,056

4,653	Uranium Energy Corporation, (2)	16,751

5,774	Uranium Resources Inc., (2)	4,625

7,175	USEC Inc., (2), (3)	13,704

3,162	Vaalco Energy Inc., (2), (3)	19,668

10,800	Vantage Drilling Company, (2), (3)	13,392

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Energy (continued)

1,827	Venoco Inc., (3)	$19,384

2,905	Voyager Oil & Gas, (3)	7,669

2,092	W&T Offshore Inc., (2)	45,208

4,309	Warren Resources Inc., (3)	15,340

3,146	Western Refining Inc.	52,003

611	Westmoreland Coal Company	7,393

2,415	Willbros Group Inc., (2)	10,288

3,902	World Fuel Services Corporation, (2)	177,073

1,783	Zion Oil & Gas Inc.	4,154
	Total Energy	4,705,237
	Financials – 20.6%

907	1st Source Corporation	22,711

1,684	1st United Bancorp Inc/North, (2), (3)	9,700

2,418	Acadia Realty Trust	50,826

3,407	Advance America Cash Advance Centers Inc	26,813

389	AG Mortgage Investment Trust	7,410

570	Agree Realty Corporation	14,227

124	Alexander’s Inc.	48,112

294	Alliance Financial Corporation	9,155

5,444	Alterra Capital Holdings Limited, (2)	131,581

1,933	American Assets Trust	42,797

4,075	American Campus Communities Inc., (2)	174,399

477	American Capital Mortgage Investment	9,340

3,679	American Equity Investment Life Holding Company, (2)	42,419

622	American Safety Insurance Holdings, (3)	13,529

1,418	Ameris Bancorp., (2), (3)	15,201

1,103	Amerisafe, Inc., (3)	27,112

513	Ames National Corporation	10,163

1,490	Amtrust Financial Services, Inc., (2)	38,636

7,542	Anworth Mortgage Asset Corporation	49,023

1,226	Apollo Commercial Real Estate Finance, Inc.	18,047

11,755	Apollo Investment Corporation	90,631

599	Apollo Residential Mortgage	10,201

1,635	Argo Group International Holdings Inc.	47,104

400	Arlington Asset Investment Corporation	8,960

5,735	Armour Residential, (2)	41,349

627	Arrow Financial Corporation	16,459

1,935	Artio Global Investors Inc., (2)	8,688

3,227	Ashford Hospitality Trust Inc.	29,075

2,487	Associated Estates Realty Corp.	41,558

5,185	Astoria Financial Corporation, (2)	43,191

533	Avatar Holdings Inc.	5,207

499	Baldwin & Lyons, Class B	10,948

411	BancFirst Corporation, (2)	16,506

1,670	Banco Latinoamericano de Exportaciones S.A	30,912

36	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

1,809	Bancorp, Inc., (3)	$14,508

5,010	BancorpSouth Inc., (2)	56,262

2,899	Bank Mutual Corporation, (2)	11,625

333	Bank of Kentucky Financial Corporation	7,879

316	Bank of Marin Bancorp California	12,245

1,684	Bank of the Ozarks, Inc.	47,135

1,303	BankFinancial Corporation	7,219

1,023	Banner	20,092

4,069	BBCN Bancorp Inc., (3)	41,178

1,775	Beneficial Mutual Bancorp Inc., (3)	15,709

1,245	Berkshire Hills Bancorp, Inc.	28,162

4,674	BGC Partners Inc., Class A	29,259

9,180	BioMed Realty Trust Inc., (2)	170,473

4,381	BlackRock Kelso Capital Corporation, (2)	39,736

528	BofI Holdings, Inc., (3)	8,823

4,619	Boston Private Financial Holdings Inc., (2)	38,061

3	Bridge Bancorp Inc., (2)	58

530	Bridge Capital Holdings	5,735

4,147	Brookline Bancorp, Inc.	38,443

671	Bryn Mawr Bank	13,494

1,138	Calamos Asset Management, Inc. Class A	14,214

465	Camden National Corporation, (2)	15,996

1,804	Campus Crest Communities Inc.	19,285

674	Cape Bancorp Inc.	5,709

809	Capital Bank Corporation	1,925

662	Capital City Bank	5,793

178	Capital Southwest Corporation	15,796

4,208	CapLease Inc.	17,505

5,218	Capstead Mortgage Corporation	67,573

1,788	Cardinal Financial Corporation, (2)	20,043

347	Cascade Bancorp	1,843

1,764	Cash America International, Inc., (2)	77,369

4,718	Cathay General Bancorp	74,261

8,901	CBL & Associates Properties Inc., (2)	154,610

3,467	Cedar Shopping Centers Inc.	17,300

700	Center Bancorp, Inc.	6,685

1,857	Centerstate Banks of Florida, Inc., (2)	13,092

915	Central Pacific Financial Corporation, (3)	12,471

215	Century Bancorp, Inc.	6,102

399	Charter Financial Corporation	3,902

855	Chatham Lodging Trust	10,576

1,646	Chemical Financial Corporation, (2)	37,249

1,989	Chesapeake Lodging Trust	33,873

711	CIFC, (3)	3,996

717	Citizens & Northern Corporation, (2)	15,064

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

2,297	Citizens Inc., (2)	$23,682

914	City Holding Company, (2)	32,484

760	CNB Financial Corporation	12,548

13,305	CNO Financial Group Inc., (2), (3)	89,410

1,938	Cobiz, Inc., (2)	11,589

2,756	Cogdell Spencer Inc.	11,713

1,099	Cohen & Steers Inc., (2)	37,113

5,008	Colonial Properties Trust	107,071

1,975	Colony Financial Inc., (2)	33,496

2,368	Columbia Banking Systems Inc.	49,728

2,208	Community Bank System Inc.	60,411

830	Community Trust Bancorp, Inc.	25,572

2,496	Compass Diversified Trust, (2)	34,994

243	Consolidated Tomoka Land Company	6,950

1,160	Coresite Realty Corporation	23,258

5,639	Cousins Properties, Inc., (2)	41,559

4,171	Cowen Group, Inc, Class A, (2)	11,262

1,594	Crawford & Co, (2)	9,054

391	Credit Acceptance Corporation	33,008

3,430	Crexus Investment Corporation, (2)	37,970

7,354	CubeSmart, (2)	83,689

5,359	CVB Financial, (2)	56,430

4,954	CYS Investments Inc., (2)	66,879

14,740	DCT Industrial Trust Inc.	81,365

2,896	Delphi Financial Group, Inc.	128,901

2,608	DFC Global, (3)	51,378

158	Diamond Hill Investment Group, Inc.	12,073

10,043	DiamondRock Hospitality Company, (2)	105,853

1,826	Dime Community Bancshares, Inc.	25,162

447	Donegal Group, Inc., B	6,821

7,870	Doral Financial Group, (3)	10,231

1,878	Duff & Phelps Corporation, Class A	28,790

3,530	Dupont Fabros Technology Inc., (2)	90,015

2,493	Dynex Capital, Inc.	23,085

999	Eagle Bancorp, Inc., (2)	16,773

1,623	EastGroup Properties Inc., (2)	77,093

1,253	Edelman Financial Group	8,946

4,466	Education Realty Trust Inc.	47,786

1,203	eHealth, Inc., (3)	19,465

2,093	Employers Holdings, Inc.	37,590

477	Encore Bancshares Inc., (3)	6,397

407	Enstar Group, Limited, (3)	40,509

337	Enterprise Bancorp, Inc.	5,466

948	Enterprise Financial Services Corporation	11,746

2,798	Entertainment Properties Trust	124,427

38	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

912	Epoch Holding Corporation, (2)	$21,715

1,846	Equity Lifestyles Properties Inc., (2)	129,478

3,219	Equity One Inc., (2)	60,678

770	ESB Financial Corporation, (2)	10,772

656	ESSA Bancorp Inc.	6,606

1,299	Evercore Partners Inc.	36,619

1,914	Excel Trust Inc.	24,308

5,633	Extra Space Storage Inc., (2)	148,261

2,816	EZCORP, Inc.	75,525

7,615	F.N.B. Corporation PA, (2)	89,248

769	FBL Financial Group Inc.	26,715

3,120	FBR Capital Markets Corporation, (3)	6,833

608	Federal Agricultural Mortgage Corporation	11,795

7,697	FelCor Lodging Trust Inc., (3)	29,326

320	Fidus Investment	4,374

4,472	Fifth Street Finance Corporation, (2)	43,557

2,368	Financial Engines Inc.	56,714

853	Financial Institutions, Inc., (2)	14,578

6,311	First American Corporation	93,529

532	First Bancorp Maine, (2)	8,507

901	First Bancorp of North Carolina, Inc.	10,488

4,765	First Busey Corporation, (2)	23,873

1,879	First Cash Financial Services, Inc., (3)	75,630

6,294	First Commonwealth Financial Corporation	34,869

947	First Community Bancshares, Inc.	12,084

1,065	First Connecticut Bancorp, (2)	14,122

563	First Defiance Financial Corporation	8,715

3,496	First Financial Bancorp	60,760

1,886	First Financial Bankshares, Inc., (2)	64,275

668	First Financial Corporation	23,393

1,021	First Financial Holdings, Inc.	9,914

5,195	First Industrial Realty Trust, Inc., (3)	59,639

975	First Interstate BancSystem Inc., Montana	13,416

3,286	First Marblehead Corporation	4,140

1,587	First Merchants Corporation	15,632

4,473	First Midwest Bancorp, Inc.	48,666

471	First of Long Island Corporation	12,524

604	First Pactrust Bancorp, Inc.	7,320

3,003	First Potomac Realty Trust	44,685

6,555	FirstMerit Corporation	102,848

12,088	Flagstar Bancorp Inc.	8,341

3,144	Flagstone Reinsurance Holdings SA	27,447

1,940	Flushing Financial Corporation, (2)	25,433

2,126	Forestar Real Estate Group Inc., (2), (3)	33,846

338	Fortega, (3)	2,288

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

820	Fox Chase Bancorp	$10,365

803	Franklin Financial, (3)	10,013

4,366	Franklin Street Properties Corporation, (2)	44,490

1,040	FXCM, (2)	10,941

432	Gain Capital Holdings	2,752

441	GAMCO Investors Inc., (2)	20,507

779	German American Bancorp, Inc., (2)	15,673

1,595	Getty Realty Corporation, (2)	26,732

4,369	GFI Group, Inc.	20,228

4,315	Glacier Bancorp, Inc.	60,281

1,286	Gladstone Capital Corporation	11,510

652	Gladstone Commercial Corporation	11,814

1,347	Gladstone Investment Corporation, (2)	10,951

4,406	Gleacher & Company Inc.	7,358

6,625	Glimcher Realty Trust	63,799

817	Global Indemnity PLC, (3)	16,414

593	Golub Capital BDC Inc.	9,061

2,189	Government Properties Income Trust	52,755

612	Great Southern Bancorp.	14,872

1,682	Greenlight Capital Re, Ltd, (3)	43,177

690	Hallmark Financial Services, Inc., (3)	4,775

569	Hampton Roads Bankshares	1,690

4,578	Hancock Holding Company	151,990

1,169	Hanmi Financial	9,633

753	Harleysville Group, Inc., (2)	42,560

1,831	Harris & Harris Group, Inc.	8,093

4,455	Hatteras Financial Corp., (2)	123,671

4,669	Healthcare Realty Trust, Inc.	98,376

798	Heartland Financial USA, Inc., (2)	13,167

2,708	Hercules Technology Growth Capital, Inc., (2)	25,807

1,206	Heritage Commerce Coporation	5,982

967	Heritage Financial Corporation	13,567

8,446	Hersha Hospitality Trust, (2)	45,862

1,795	HFF Inc., Class A Shares, (3)	25,327

4,327	Highwoods Properties, Inc., (2)	143,180

2,390	Hilltop Holdings Inc.	20,626

1,337	Home Bancshares, Inc.	34,842

1,024	Home Federal Bancorp, Inc.	10,557

2,881	Home Properties New York, Inc., (2)	171,650

2,392	Horace Mann Educators Corporation	37,411

1,314	Hudson Pacific Properties Inc.	20,196

965	Hudson Valley Holding Corporation	21,182

1,772	IberiaBank Corporation, (2)	92,640

2,226	ICG Group Inc., (3)	19,967

1,036	Imperial Holdings	2,455

40	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

426	Independence Holding Company	$4,051

1,285	Independent Bank Corporation, (2)	35,646

744	Infinity Property and Casualty Corporation	43,360

4,768	Inland Real Estate Corporation	40,766

3,180	International Bancshares Corporation, (2)	61,120

821	INTL FCStone Inc., (2), (3)	21,083

6,923	Invesco Mortgage Capital Inc.	108,553

2,475	Investment Technology Group, (3)	28,067

2,679	Investors Bancorp, Inc., (3)	39,542

4,962	Investors Real Estate Trust, (2)	36,818

4,915	iStar Financial Inc., (2), (3)	34,307

893	JMP Group Inc.	6,590

248	Kansas City Life Insurance Company	8,025

1,982	Kbw Inc.	34,348

771	Kearny Financial Corporation	7,116

1,395	Kennedy-Wilson Holdings Inc.	18,735

3,507	Kilroy Realty Corporation, (2)	145,996

3,443	Kite Realty Group Trust	17,215

6,021	Knight Trading Group Inc., (2)	78,213

1,182	Kohlberg Capital Corporation	8,262

6,580	Ladenburg Thalmann Financial Services Inc., (3)	14,739

1,301	Lakeland Bancorp, Inc.	12,971

972	Lakeland Financial Corporation	24,630

5,104	LaSalle Hotel Properties, (2)	138,063

7,183	Lexington Corporate Properties Trust, (2)	61,774

1,820	LTC Properties Inc., (2)	58,149

3,126	Maiden Holdings, Ltd	29,134

1,418	Main Street Capital Corporation, (2)	31,380

1,201	Mainsource Financial Group	11,277

772	Manning & Napier Inc., (2), (3)	10,229

1,775	Marketaxess	55,114

509	Marlin Business Services Corporation	7,284

3,265	MB Financial, Inc.	59,260

4,766	MCG Capital Corporation	22,305

3,196	Meadowbrook Insurance Group, Inc., (2)	31,864

909	Medallion Financial Corporation	10,081

6,703	Medical Properties Trust Inc.	71,856

654	Medley Capital	7,279

291	Merchants Bancshares, Inc.	8,279

509	Meridian Interstate Bancorp, Inc., (3)	6,576

801	Metro Bancorp, Inc., (3)	8,763

21,362	MFA Mortgage Investments, Inc.	156,797

11,259	MGIC Investment Corporation, (2)	42,672

2,201	Mid-America Apartment Communities, (2)	140,688

455	Midsouth Bancorp Inc.	5,938

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

1,056	Mission West Properties Inc.	$9,905

2,427	Monmouth Real Estate Investment Corporation	22,595

3,718	Montpelier Re Holdings Limited	64,582

3,033	MPG Office Trust Inc., (2)	7,734

1,484	MVC Capital Inc.	18,609

422	National Bankshares, Inc.	12,057

2,483	National Financial Partners Corp., (3)	38,238

1,462	National Health Investors Inc.	70,775

404	National Interstate Corporation	10,548

7,423	National Penn Bancshares, Inc.	64,506

5,897	National Retail Properties, Inc., (2)	159,278

132	National Western Life Insurance Company	19,069

693	Navigators Group, Inc.	33,112

2,066	NBT Bancorp, Inc.	46,485

1,595	Nelnet Inc.	39,317

1,585	Netspend Holdings, Inc., (2)	13,837

420	New Mountain Finance	5,557

6,503	Newcastle Investment Corporation	34,856

1,687	Newstar Financial, Inc., (3)	16,398

1,290	NGP Capital Resources Company	10,036

562	Nicholas Financial, Inc.	7,261

987	Northfield Bancorp Inc.	14,509

5,927	Northstar Realty Finance Corporation	29,516

5,849	Northwest Bancshares Inc.	72,060

858	OceanFirst Financial Corporation	11,626

5,229	Ocwen Financial Corporation, (2)	75,245

5,683	Old National Bancorp.	66,889

6,096	Omega Healthcare Investors Inc., (2)	127,041

720	OmniAmerican Bancorp Inc., (3)	11,844

685	One Liberty Properties Inc.	11,885

1,284	OneBeacon Insurance Group Limited, Class A	20,390

637	Oppenheimer Holdings Inc., Class A	11,109

2,716	Oriental Financial Group Inc.	31,071

2,749	Oritani Financial Corporation	35,655

238	Pacific Capital Bancorp, (3)	6,640

1,122	Pacific Continental Corporation	9,941

1,815	Pacwest Bancorp, (2)	38,605

774	Park National Corporation, (2)	53,584

1,980	Park Sterling Bank Inc., (3)	8,672

1,357	Parkway Properties Inc.	13,122

3,054	Pebblebrook Hotel Trust, (2)	67,738

3,338	Penn Real Estate Investment Trust	40,991

2,819	Pennantpark Investment Corporation, (2)	29,064

233	Penns Woods Bancorp, Inc.	9,224

1,717	PennyMac Mortgage Investment Trust	30,408

42	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

629	Peoples Bancorp, Inc.	$9,850

3,375	PHH Corporation, (2)	39,116

6,978	Phoenix Companies Inc., (2), (3)	14,375

1,362	PICO Holdings, Inc.	30,059

2,049	Pinnacle Financial Partners, Inc., (3)	34,505

978	Piper Jaffray Companies	21,761

2,237	Platinum Underwriters Holdings Limited	76,617

2,990	Post Properties, Inc., (2)	133,623

2,423	Potlatch Corporation	73,950

1,519	Presidential Life Corporation	16,937

2,103	Primerica Inc.	51,524

3,602	Privatebancorp, Inc.	50,932

1,834	ProAssurance Corporation	149,709

6,541	Prospect Capital Corporation, (2)	67,503

2,814	Prosperity Bancshares, Inc., (2)	116,809

3,628	Provident Financial Services Inc.	50,212

2,283	Provident New York Bancorp.	18,858

1,116	PS Business Parks Inc., (2)	69,348

523	Pzena Investments Management, Inc.	2,411

8,230	Radian Group Inc., (2)	22,633

2,350	RAIT Financial Trust, (2)	13,236

2,381	Ramco-Gershenson Properties Trust, (2)	27,548

4,712	Redwood Trust Inc., (2)	55,366

1,549	Renasant Corporation, (2)	24,443

604	Republic Bancorp, Inc.	15,348

4,798	Resource Capital Corporation	28,068

2,434	Retail Opportunity Investments Corporation, (2)	28,867

1,055	RLI Corporation, (2)	75,243

1,703	RLJ Lodging Trust, (2)	30,382

1,708	Rockville Financial Inc.	18,583

476	Roma Financial Corporation	4,912

1,683	S&T Bancorp, Inc., (2)	36,538

2,279	Sabra Health Care Real Estate Investment Trust Inc.	32,407

1,259	Safeguard Scientifics Inc.	20,018

731	Safety Insurance Group, Inc.	30,636

1,456	Sandy Spring Bancorp, Inc.	26,587

425	Saul Centers Inc., (2)	15,147

838	SCBT Financial Corporation, (2)	25,919

1,197	Seabright Insurance Holdings Inc.	9,600

4,480	Seacoast Banking Corporation of Florida	7,392

3,240	Selective Insurance Group Inc.	58,255

698	Sierra Bancorp.	6,373

2,765	Signature Bank, (2), (3)	160,785

1,039	Simmons First National Corporation	28,624

2,255	Solar Capital Limited	51,527

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

471	Solar Senior Capital	$7,677

980	Southside Bancshares, Inc.	20,972

1,164	Southwest Bancorp, Inc.	9,719

1,676	Sovran Self Storage Inc., (2)	77,968

982	Stag Industrial, (2)	11,764

5,593	Starwood Property Trust Inc.	110,182

866	State Auto Financial Corporation	10,842

1,896	State Bank Financial Corporation, (2)	30,317

1,384	StellarOne Corporation	16,996

1,843	Sterling Bancorp	17,601

1,609	Sterling Financial Corporation, (2)	29,541

1,084	Stewart Information Services Corporation, (2)	14,797

3,223	Stifel Financial Corporation	116,221

10,488	Strategic Hotels & Resorts Inc., (3)	65,130

629	Suffolk Bancorp, (2)	7,649

1,687	Summit Hotel Properties Inc.	15,773

2,325	Sun Bancorp, Inc., (3)	6,789

1,313	Sun Communities Inc.	52,664

7,091	Sunstone Hotel Investors Inc., (2)	65,875

9,400	Susquehanna Bancshs Inc.	85,916

2,573	SVB Financial Group, (2), (3)	149,337

1,737	SWS Group Inc.	12,767

722	SY Bancorp, Inc., (2)	15,833

4,054	Symetra Financial Corporation	37,378

5,154	Tanger Factory Outlet Centers	152,043

655	Taylor Capital Group, Inc., (2)	8,102

1,995	Technology Investment Capital Corporation, (2)	18,653

835	Tejon Ranch Company, (2)	23,798

526	Terreno Realty Corporation	7,427

41	Territorial Bancorp Inc.	848

2,234	Texas Capital BancShares, Inc., (3)	70,862

534	THL Credit Inc.	6,963

501	Tompkins Financial Corporation, (2)	20,260

649	Tower Bancorp Inc.	19,983

2,213	Tower Group Inc., (2)	47,779

1,506	Towne Bank, (2)	19,879

1,368	Triangle Capital Corporation, (2)	26,649

872	Trico Bancshares	13,028

5,580	TrustCo Bank Corporation NY, (2)	31,192

3,839	Trustmark Corporation, (2)	90,485

9,987	Two Harbors Investment Corporation	99,171

1,920	UMB Financial Corporation	74,074

686	UMH Properties Inc.	7,073

6,878	Umpqua Holdings Corporation, (2)	83,705

1,252	Union First Market Bankshares Corporation	17,202

44	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

3,011	United Bankshares, Inc., (2)	$84,037

2,571	United Community Banks, Inc., (2), (3)	19,514

932	United Financial Bancorp	15,042

1,323	United Fire & Casualty	25,970

712	Universal Health Realty Income Trust	28,473

1,084	Universal Insurance Holdings Inc.	4,347

1,002	Univest Corporation of Pennsylvania	14,850

1,382	Urstadt Biddle Properties Inc.	27,032

2,016	ViewPoint Financial Group	27,397

1,396	Virginia Commerce Bancorp, Inc., (3)	12,369

329	Virtus Investment Partners Inc., (3)	26,113

621	Walker & Dunlop, (3)	7,377

1,549	Walter Investment Management Corporation	28,997

908	Washington Banking Company	12,022

3,956	Washington Real Estate Investment Trust, (2)	117,889

882	Washington Trust Bancorp, Inc., (2)	21,777

4,322	Webster Financial Corporation	91,626

1,386	WesBanco, Inc.	27,665

945	West Bancorp, Inc.	9,185

1,193	West Coast Bancorp, (2)	19,064

1,730	Westamerica Bancorp, (2)	80,359

4,161	Western Alliance Bancorporation	33,246

1,623	Westfield Financial Inc.	12,968

386	Westwood Holding Group Inc.	15,401

434	Whitestone	5,525

3,803	Wilshire Bancorp, Inc., (2), (3)	13,311

1,773	Winthrop Realty Trust, Inc.	21,187

2,097	Wintrust Financial Corporation, (2)	64,273

916	World Acceptance Corporation, (2)	58,368

376	WSFS Financial Corporation	14,630
	Total Financials	15,520,378
	Health Care – 11.7%

1,351	Abaxis, Inc.	36,585

1,901	Abiomed, Inc., (2)	35,188

2,401	Accretive Health Inc., (2), (3)	64,419

4,228	Accuray, Inc., (2)	23,888

2,846	Achillion Pharmaceuticals, Inc., (3)	31,562

2,368	Acorda Therapeutics, Inc., (3)	60,455

622	Acura Pharmaceutical Inc., (2), (3)	2,059

537	Aegerion Pharmaceuticals Inc., (3)	9,231

2,123	Affymax, Inc., (3)	16,963

4,311	Affymetrix, Inc., (3)	20,736

680	Air Methods Corporation, (2), (3)	57,324

3,364	Akorn, Inc., (2)	38,551

1,421	Albany Molecular Research Inc., (2)	4,348

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

3,679	Align Technology, Inc., (2), (3)	$86,677

5,721	Alkermes Inc., (2), (3)	107,612

4,872	Allos Therapeutics, Inc.	7,552

486	Almost Family, Inc.	9,156

2,209	Alnylam Pharmaceuticals, Inc., (3)	25,536

3,334	Alphatec Holdings, Inc., (3)	5,868

1,268	AMAG Pharmaceuticals Inc., (2), (3)	20,821

1,768	Amedisys, Inc., (2)	18,564

919	American Dental Partners, Inc.	17,433

913	Amicus Therapeutics, Inc., (3)	5,935

2,448	AMN Healthcare Services Inc.	12,460

1,181	Ampio Pharmaceuticals, (2), (3)	4,901

1,875	AmSurg Corporation, (3)	48,281

709	Anacor Pharmaceuticals Inc., (2)	4,956

753	Analogic Corporation	42,718

1,545	AngioDynamics, Inc., (3)	20,023

5,421	Antares Pharma Inc., (2)	13,878

1,302	Anthera Pharmaceuticals Inc., (2), (3)	10,260

1,007	Ardea Biosciences Inc., (3)	18,317

8,754	Arena Pharmaceuticals, Inc., (2)	15,495

9,424	Ariad Pharmaceuticals, Inc., (2), (3)	139,004

3,202	ArQule Inc., (2), (3)	25,296

3,526	Array Biopharma, Inc., (3)	9,697

1,638	Arthrocare Corporation	50,631

1,168	Assisted Living Concepts Inc.	18,314

3,383	Astex Pharmaceuticals, (3)	9,168

2,093	AthenaHealth Inc., (2), (3)	121,771

869	AtriCure, Inc., (3)	10,011

95	ATRION Corporation	23,217

2,871	Auxilium Pharmaceuticals, Inc., (2), (3)	57,047

7,940	Avanir Pharmaceuticals, (2), (3)	23,344

1,880	Aveo Pharmaceuticals Inc., (2), (3)	24,778

8,381	AVI Biopharma, Inc., (2)	7,542

1,292	Bacterin International Holdings, (3)	3,682

445	BG Medicine Inc., (2), (3)	2,692

1,713	BioCryst Pharaceuticals, Inc., (3)	5,978

1,825	Biolase Technology, Inc.	5,658

1,111	Biomimetic Therapeutics, Inc., (3)	2,189

1,474	Bio-Reference Laboratories, Inc., (2), (3)	28,522

6,775	BioSante Pharmaceuticals Inc., (2), (3)	4,417

2,551	Bioscrip, Inc., (3)	13,801

287	BioSpecifics Technologies Corporation	5,459

1,496	BioTime Inc., (3)	8,647

3,065	Cadence Pharmaceuticals, Inc., (2), (3)	12,781

1,819	Cambrex Corporation	14,297

46	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

816	Cantel Medical Corporation	$25,761

1,703	Capital Senior Living Corporation, (2)	13,794

1,428	CardioNet Inc., (3)	4,498

895	Cardiovascular Systems, Inc.	8,198

11,925	Cell Therapeutics, Inc., (2)	13,118

2,728	Celldex Therapeutics, Inc., (3)	12,958

2,999	Centene Corporation, (2), (3)	135,555

3,707	Cepheid, Inc., (2), (3)	163,330

2,942	Cerus Corporation, (2)	8,385

3,214	Chelsea Therapeutics International, Inc.	14,463

1,193	Chemed Corporation	66,975

681	Chindex International, Inc.	6,170

1,752	Cleveland Biolabs, Inc.	5,501

661	Clovis Oncology Inc., (2)	12,552

1,518	Codexis Inc.	8,455

4,536	Columbia Laboratories, Inc., (2)	3,815

575	Complete Genomics Inc., (2), (3)	1,702

664	Computer Programs and Systems, Inc.	38,014

1,928	Conceptus Inc., (2)	23,869

1,698	Conmed Corporation	49,921

2,539	Corcept Therapeutics, Inc., (2)	8,709

466	Cornerstone Therapeutics Inc., (3)	2,838

358	Corvel Corporation	17,427

1,784	Cross Country Healthcare, Inc.	11,007

1,727	CryoLife Inc.	9,222

3,596	Cubist Pharmaceuticals Inc., (2)	146,789

4,581	Curis, Inc., (2)	22,676

1,700	Cyberonics, (3)	55,250

568	Cynosure, Inc.	7,912

2,995	Cytori Therapeutics, Inc., (2), (3)	10,273

2,972	Delcath Systems, Inc., (2), (3)	11,799

3,220	DepoMed, Inc., (2)	19,320

4,025	DexCom, Inc., (2)	44,154

5,012	Durect Corporation, (2)	3,959

1,510	DUSA Pharmaceuticals, Inc.	7,248

6,103	Dyax Corporation, (3)	9,948

9,193	Dynavax Technologies Corporation, (2)	31,992

556	DynaVox Inc., Class A Shares, (3)	2,107

1,452	Emergent BioSolutions, Inc., (3)	24,640

1,833	Emeritus Corporation	32,004

1,011	Endocyte Inc., (3)	3,458

2,935	Endologix, Inc., (2), (3)	38,096

979	Ensign Group Inc., (2)	25,953

2,366	Enzo Biochem Inc.	6,033

2,259	Enzon Inc.	16,107

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

370	Epocrates Inc., (3)	$3,585

3,033	eResearch Technology, Inc., (3)	16,803

3,391	EXACT Sciences Corporation, (3)	31,672

498	Exactech, Inc., (3)	8,237

1,624	Examworks Group, (2), (3)	17,929

7,670	Exelixis, Inc., (2), (3)	40,804

2,595	Five Star Quality Care Inc., (3)	9,420

374	Fluidigm Corporation, (3)	5,561

580	Furiex Pharmaceuticals Inc., (3)	9,193

1,021	Genomic Health, Inc., (3)	28,333

1,891	Gentiva Health Services, Inc., (3)	13,729

7,975	Geron Corporation, (2)	15,791

1,414	Greatbatch, Inc., (3)	33,116

1,285	GTX, Inc., (3)	7,517

1,540	Haemonetics Corporation	100,038

4,923	Halozyme Therapeutics, Inc., (2), (3)	51,987

2,009	Hanger Orthopedic Group Inc., (3)	39,356

2,794	Hansen Medical, Inc., (2)	8,745

1,333	Harvard Bioscience, Inc.	5,412

5,707	HealthSouth Corporation	110,088

950	Healthstream, Inc., (3)	17,651

2,100	Healthways Inc.	15,876

721	Heartware International Inc., (2)	49,915

621	Hi Tech Pharmacal Company, Inc., (3)	24,207

5,086	HMS Holdings Corporation, (3)	167,889

328	Horizon Pharma, (2), (3)	1,302

728	ICU Medical, Inc., (3)	33,830

3,616	Idenix Pharmaceuticals Inc., (2), (3)	48,418

4,507	Immunogen, Inc., (2), (3)	63,639

4,066	Immunomedics, Inc., (2)	14,312

3,916	Impax Laboratories Inc., (2), (3)	73,895

5,307	Incyte Pharmaceuticals Inc., (2), (3)	93,934

4,270	Indevus Pharmaceuticals, escrow shares, (4)	—

1,182	Infinity Pharmaceuticals, Inc., (3)	7,187

3,815	Inhibitex, Inc., (3)	97,397

1,536	Insmed, (2)	7,404

2,758	Insulet Corporation, (3)	53,698

1,174	Integra Lifesciences Holdings Corporation	34,656

3,244	Intermune, Inc., (3)	48,660

1,772	Invacare Corporation	30,266

983	IPC The Hospitalist Company, Inc., (3)	33,117

1,070	IRIS International, Inc., (3)	10,475

3,027	Ironwood Pharmacauticals Inc., (2), (3)	45,405

5,975	ISIS Pharmaceuticals, Inc.	48,756

1,983	ISTA Pharmaceuticals, Inc., (3)	15,983

48	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

1,325	Jazz Pharmaceuticals Plc, (2), (3)	$61,613

511	Kensey Nash Corporation	11,860

4,271	Keryx Biopharmaceuticals, Inc., (2)	14,479

3,119	Kindred Healthcare Inc.	38,270

2,979	KV Pharmaceutical Company., Class A, (2)	6,137

565	Landauer Inc.	32,103

16	Lannett Company Inc.	81

10,231	Lexicon Genetics, Inc., (2)	14,835

976	LHC Group, Inc., (3)	14,464

1,178	Ligand Pharmceuticals, Inc., (3)	14,666

2,268	Luminex Corporation, (2), (3)	44,680

1,649	Magellan Health Services, Inc.	80,504

1,920	Mako Surgical Corporation, (2)	68,698

4,776	MannKind Corporation, (2), (3)	12,895

1,312	MAP Pharmaceuticals, Inc., (2), (3)	18,565

3,151	Masimo Corporation, (2)	67,431

1,687	Maxygen, Inc.	9,430

2,860	MedAssets Inc.	30,202

1,013	Medical Action Industries, Inc., (3)	5,369

3,234	Medicines Company	65,068

3,704	Medicis Pharmaceutical Corporation, (2)	122,565

1,255	Medidata Solutions, Inc., (3)	26,230

1,880	Medivation, Inc., (2), (3)	104,171

438	Medtox Scientific, Inc.	7,446

3,209	Merge Healthcare Incorporated	17,585

2,460	Meridian Bioscience, Inc.	42,902

2,513	Merit Medical Systems, Inc.	35,458

2,030	Metabolix, Inc., (2)	5,380

2,539	Metropolitan Health Networks Inc.	20,363

5,492	Micromet, Inc., (3)	60,028

1,955	MModal Inc, (3)	20,449

1,684	Molina Healthcare Inc., (3)	51,547

2,768	Momenta Pharmaceuticals, Inc., (2), (3)	43,430

754	MWI Veterinary Supply, Inc., (2), (3)	59,197

2,656	Nabi Biopharmaceuticals	4,914

614	National Healthcare Corporation	27,219

1,794	Natus Medical, Inc.	20,290

5,850	Navidea Biopharmaceuticals, (2), (3)	15,795

6,844	Nektar Therapautics, (2)	42,775

1,391	Neogen Corporation	45,305

2,675	NeoStem Inc., (2)	1,685

2,957	Neurocrine Biosciences Inc., (3)	27,500

430	NewLink Genetics Corp., (3)	2,989

5,939	Novavax, Inc., (2)	8,968

5,159	NPS Pharmaceuticals, Inc., (3)	39,621

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

2,453	NuVasive, Inc.	$38,022

2,678	Nxstage Medical, Inc., (2), (3)	48,043

1,156	Nymox Pharmaceutical Corporation, (2), (3)	9,202

1,146	Obagi Medical Products, Inc., (3)	11,747

1,988	Omnicell, Inc., (3)	30,774

601	OncoGenex Pharmacuetical Inc., (3)	8,354

2,496	Oncothyreon Inc., (2)	16,998

3,801	Onyx Pharmaceuticals Inc., (2)	155,613

6,533	Opko Health Inc., (3)	34,364

2,781	Optimer Pharmaceuticals, Inc., (2), (3)	36,070

2,802	OraSure Technologies, Inc., (3)	31,186

1,992	Orexigen Therapeutics Inc.	5,458

1,083	Orthofix International NV, (3)	43,482

1,022	Osiris Therapeutics, Inc., (3)	5,958

3,824	Owens and Minor Inc., (2)	116,288

2,098	Pacific Biosciences of California Inc., (3)	9,399

283	Pacira Pharmaceuticals, Inc.	3,059

2,165	Pain Therapeutics, Inc., (2), (3)	9,591

1,175	Palomar Medical Technologies, Inc.	10,634

2,172	Par Pharmaceuticals Inc., (3)	78,431

3,532	Parexel International Corporation	85,121

8,326	PDL Biopahrma Inc., (2)	53,203

4,917	Peregrine Pharmaceuticals, Inc., (2)	4,819

190	Pernix Therapeutics Holdings, (3)	1,911

2,755	Pharmacyclics, Inc., (2)	50,637

2,064	Pharmathene, (2)	3,302

1,762	Pharmerica Corporation, (3)	22,113

1,514	Pozen Inc., (3)	6,450

1,760	Progenics Pharmaceuticals, Inc.	16,966

802	Providence Service Corporation	12,102

3,328	PSS World Medical Inc., (2), (3)	80,771

2,324	Quality Systems Inc.	94,261

3,185	Questcor Pharmaceuticals Inc., (2), (3)	112,845

1,761	Quidel Corporation, (2), (3)	25,182

1,765	RadNet, Inc.	4,430

2,824	Raptor Pharmaceuticals Corporation, (2), (3)	20,220

4,115	Rigel Pharmaceuticals, Inc.	40,204

991	Rockwell Medical Technologies, Inc., (2)	10,733

3,411	RTI Biologics Inc., (3)	11,768

411	Sagent Pharmaceuticals, (2)	9,128

3,504	Salix Pharmaceuticals Limited, (2)	168,893

3,235	Sangamo Biosciences, Inc., (2)	11,161

3,161	Santarus, Inc.	15,489

4,393	Savient Pharmaceuticals, Inc., (2), (3)	11,114

2,178	SciClone Pharmaceuticals, Inc., (3)	10,433

50	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

5,789	Seattle Genetics, Inc., (2)	$109,586

2,685	Select Medical Corporation, (3)	22,259

5,944	Sequenom, Inc., (2)	25,619

2,128	SIGA Technologies, Inc., (2)	7,044

1,215	Skilled Healthcare Group Inc., (3)	7,460

3,636	Solta Medical Inc., (3)	10,908

828	SonoSite, Inc., (3)	44,637

2,062	Spectranetics Corporation, (3)	17,176

3,444	Spectrum Pharmaceuticals, Inc., (2), (3)	48,457

2,198	STAAR Surgical Company	23,936

2,553	Stereotaxis, Inc., (2), (3)	1,797

3,553	Steris Corporation, (2)	106,874

756	Sucampo Pharmaceuticals, Inc.	3,357

1,472	Sun Healthcare Group Inc., (3)	6,683

1,647	Sunesis Pharmaceuticals, Inc.	2,273

3,443	Sunrise Assisted Living Inc., (2), (3)	24,480

939	Surmodics Inc.	13,540

2,249	Symmetry Medical, Inc.	16,890

1,375	Synergetics USA, Inc., (3)	8,951

709	Synovis Life Technologies, Inc., (3)	19,831

1,495	Synta Pharmaceuticals Corporation, (3)	6,922

1,704	Targacept, Inc., (3)	10,360

1,589	Team Health Holdings Inc., (3)	32,733

4,138	Theravance Inc., (2), (3)	73,408

651	Tornier N.V, (3)	13,736

542	Transcend Services, Inc.	13,452

318	Transcept Pharmaceuticals Inc., (2), (3)	2,550

1,186	Triple-S Management Corporation, Class B Shares, (2)	25,297

474	Trius Therapeutics, Inc., (3)	2,635

3,513	Unilife Corporation, (2), (3)	14,087

1,995	Universal American Corporation	21,925

1,277	Uroplasty Inc.	4,355

704	US Physical Therapy, Inc.	14,362

1,738	Vanda Pharmaceuticals, Inc.	8,603

1,887	Vanguard Health Systems	21,116

1,048	Vascular Solutions, Inc., (3)	11,664

4,302	Vical, Inc., (2)	15,100

4,244	ViroPharma, Inc.	126,429

5,331	Vivus, Inc., (2)	63,599

3,129	Volcano Corporation	87,768

2,554	Wellcare Health Plans Inc., (3)	152,627

2,009	West Pharmaceutical Services Inc., (2)	81,324

2,342	Wright Medical Group, Inc., (3)	39,697

2,187	Xenoport, Inc., (2), (3)	9,164

332	Young Innovations, Inc.	10,139

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

4,598	Zalicus Inc., (2), (3)	$4,920

3,511	ZIOPHARM Oncology, Inc., (2), (3)	18,643

1,261	Zogenix Inc., (3)	3,329

1,314	Zoll Medical Corporation, (2)	90,114
	Total Health Care	8,859,745
	Industrials – 14.9%

5,460	A123 Systems Inc., (2), (3)	11,848

1,162	Aaon, Inc., (2)	23,531

2,385	AAR Corporation, (2)	50,538

3,182	ABM Industries Inc.	69,049

2,566	Acacia Research, (3)	105,617

3,308	Acco Brands Corporation, (3)	35,131

2,521	Accuride, (3)	18,882

1,587	Aceto Corporation	11,649

4,946	Active Power, Inc., (2), (3)	4,259

4,116	Actuant Corporation, (2)	104,341

2,599	Acuity Brands Inc., (2)	151,340

2,369	Aegion, (2), (3)	40,439

1,015	Aerovironment, Inc., (2)	28,288

3,295	Aircastle LTD, (2)	46,460

3,389	Ait Transport Servcies Group Inc., (3)	20,368

412	Alamo Group Inc.	11,989

2,054	Alaska Air Group, Inc.	156,371

1,659	Albany International Corporation, Class A	39,849

856	Allegiant Travel Company, (2), (3)	47,054

1,661	Altra Industrial Motion, Inc., (2), (3)	31,875

519	AMERCO	50,198

1,093	Ameresco Inc., Class A Shares, (3)	14,329

1,107	American Ecology Corporation	20,723

602	American Railcar Industries, (3)	15,712

2,290	American Reprographics Co	13,763

545	American Science & Engineering Inc.	38,968

2,761	American Superconductor Corporation, (2)	13,943

581	American Woodmark Company	8,262

508	Ampco-Pittsburgh Corporation	10,897

1,682	Apogee Enterprises, Inc., (2)	23,128

2,543	Applied Industrial Technologies Inc.	98,109

451	Argan, Inc.	6,540

1,525	Arkansas Best Corporation	27,633

1,233	Astecx Industries Inc., (2), (3)	41,700

636	Astronics Corporation, (2)	21,185

592	AT Cross Company, Class A Shares	5,873

1,575	Atlas Air Worldwide Holdings Inc., (2), (3)	75,025

6,299	Avis Budget Group Inc.	90,391

753	AZZ Inc.	36,965

52	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

969	Baltic Trading Limited	$4,099

3,268	Barnes Group Inc.	82,648

467	Barrett Business Services, Inc.	8,990

2,759	Beacon Roofing Supply Company, (2)	63,071

2,842	Belden Inc.	111,435

2,919	Blount International Inc.	47,930

2,850	Brady Corporation	92,255

3,026	Briggs & Stratton Corporation, (2)	47,236

2,800	Brinks Company, (2)	78,932

8,328	Broadwind Energy Inc., (2), (3)	5,663

2,812	Builders FirstSource, Inc., (3)	7,114

748	CAI International Inc., (3)	13,030

14,759	Capstone Turbine Corporation, (2), (3)	17,563

567	Cascade Corporation	32,217

1,480	Casella Waste Systems, Inc.	10,168

2,280	CBIZ Inc., (2), (3)	14,296

787	CDI Corporation	11,781

1,203	Celadon Group, Inc.	17,985

3,405	Cenveo Inc., (2), (3)	11,407

1,494	Ceradyne Inc.	49,436

1,762	Chart Industries, Inc., (2), (3)	98,249

1,035	CIRCOR International Inc.	39,237

3,025	CLARCOR, Inc.	155,515

2,811	Clean Harbors, Inc., (2), (3)	178,358

485	Coleman Cable Inc.	5,204

2,427	Colfax Corporation	73,684

1,190	Columbus McKinnon Corporation NY	18,981

2,344	Comfort Systems USA Inc., (2)	28,034

1,780	Commercial Vehicle Group Inc.	22,268

66	CompX International Inc.	1,003

506	Consolidated Graphics Inc.	25,700

2,071	Corporate Executive Board Company	81,452

1,517	CoStar Group, Inc., (2), (3)	85,968

621	Courier Corporation	7,682

484	Covenant Transport, Inc., (3)	1,597

627	CRA International, Inc., (3)	13,549

948	Cubic Corporation	43,836

2,786	Curtiss Wright Corporation	104,085

1,025	Delete Accumulation File	6,365

3,085	Deluxe Corporation	78,883

2,115	DigitalGlobe Inc., (2), (3)	33,184

1,827	Dolan Media Company, (3)	17,229

1,735	Dollar Thrifty Automotive Group Inc., (2), (3)	127,783

1,153	Douglas Dynamics Inc.	15,692

619	Ducommon Inc.	8,945

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

537	DXP Enterprises, Inc.	$18,113

2,113	Dycom Industries Inc., (2)	45,155

825	Dynamic Material Corporation	18,233

3,779	Eagle Bulk Shipping Inc., (2), (3)	5,366

4,010	Emcor Group Inc.	115,608

998	Encore Capital Group, Inc.	23,453

1,130	Encore Wire Corporation	30,849

2,830	Energy Recovery, Inc., (2), (3)	6,990

4,935	EnergySolutions Inc.	17,569

1,438	EnerNOC, Inc.	13,158

2,862	EnerSys, (3)	82,941

1,611	Ennis Inc.	26,646

1,241	EnPro Industries Inc., (3)	43,820

1,597	ESCO Technologies Inc., (2)	48,022

1,028	Essex Rental Corporation	2,909

1,829	Esterline Technologies Corporation	111,843

2,827	Excel Maritime Carriers Ltd, (2), (3)	4,156

795	Exponent, Inc., (3)	38,836

3,841	Federal Signal Corporation	16,247

2,926	Flow International Corporation	11,031

1,762	Forward Air Corporation	61,670

824	Franklin Covey Company	7,251

1,396	Franklin Electric Company, Inc., (2)	69,884

728	Freightcar America Inc.	15,805

2,523	FTI Consulting Inc., (2)	108,035

7,405	Fuelcell Energy Inc., (2), (3)	7,257

1,106	Fuel-Tech, Inc.	6,669

2,284	Furmanite Corporation	17,610

1,122	G&K Services, Inc.	36,869

1,828	Genco Shipping and Trading Limited, (2), (3)	12,796

3,629	GenCorp Inc., (2)	19,923

1,542	Generac Holdings Inc.	44,811

2,377	Genesee & Wyoming Inc., (2)	147,612

3,892	Geo Group Inc., (3)	68,421

1,331	GeoEye, Inc., (3)	29,162

1,824	Gibraltar Industries Inc.	28,582

974	Global Power Equipment Group Inc., (3)	24,983

940	Gorman-Rupp Company, (2)	29,497

889	GP Strategies Corporation, (3)	13,068

608	Graham Corporation	13,267

2,318	Granite Construction Inc.	61,728

3,637	Great Lakes Dredge & Dock Corporation	23,277

1,123	Greenbrier Companies Inc., (2)	24,987

2,860	Griffon Corporation, (2)	28,514

1,768	H&E Equipment Services, Inc.	30,038

54	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

3,024	Hawaian Holdings Inc., (2)	$21,047

3,982	Healthcare Services Group, Inc.	74,424

3,006	Heartland Express, Inc.	44,549

2,502	Heico Corporation, (2)	139,111

1,068	Heidrick & Struggles International, Inc.	23,475

275	Heritage-Crystal Clean, Inc., (3)	5,660

5,876	Hexcel Corporation	147,311

1,516	Hill International, Inc.	9,020

2,683	HNI Corporation	72,790

1,077	Houston Wire & Cable Company	15,369

2,208	Hub Group, Inc.	75,580

2,059	Hudson Highland Group, Inc.	11,016

386	Hurco Companies, Inc., (2)	9,098

1,332	Huron Consulting Group, Inc.	49,923

1,180	ICF International, Inc., (3)	33,441

3,104	II VI Inc.	71,423

1,594	Innerworkings, Inc., (2)	17,582

1,374	Insperity Inc., (2)	38,499

1,068	Insteel Industries, Inc.	13,670

3,256	Interface, Inc.	43,272

2,002	Interline Brands Inc.	34,054

327	International Shipholding Corp.	7,439

532	Intersections, Inc.	6,533

14,785	JetBlue Airways Corporation, (2)	87,675

1,771	John Bean Technologies Corporation	29,062

738	Kadant Inc., (3)	17,904

1,576	Kaman Corporation	49,124

1,955	Kaydon Corporation	66,705

1,599	Kelly Services, Inc., (2)	25,840

1,214	Keyw Holding Corporation	9,226

1,781	KForce Inc.	22,156

1,856	Kimball International Inc., Class B	11,303

3,659	Knight Transportation Inc., (2)	64,435

2,957	Knoll Inc.	47,194

2,818	Korn Ferry International	46,300

2,048	Kratos Defence & Security Solutions Inc., (3)	13,906

212	Lawson Products, Inc.	3,559

1,186	Layne Christensen Company	27,551

540	LB Foster Company	16,119

753	Lindsay Manufacturing Company	46,031

565	LMI Aerospace, Inc.	11,181

1,161	LSI Industries, Inc.	8,255

1,060	Lydall Inc.	9,985

932	Marten Transport, Ltd.	20,364

3,398	MasTec Inc., (2)	55,353

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

1,458	McGrath Rentcorp	$46,423

5,667	Meritor Inc., (3)	35,589

2,481	Metalico Inc.	9,031

906	Met-Pro Corp.	9,504

517	Michael Baker Corporation	12,661

1,124	Middleby Corporation, (2)	108,073

672	Midwest Air Group Inc.	10,960

3,437	Miller (Herman) Inc.	72,589

1,629	Mine Safety Appliances Company	55,614

910	Mistras Group Inc., (3)	20,493

2,205	Mobile Mini, Inc., (2), (3)	45,864

2,724	Moog Inc., CLass A Shares	116,097

2,271	Mueller Industries Inc., (2)	100,401

9,613	Mueller Water Products Inc.	26,340

704	Multi Color Corporation	16,129

1,201	MYR Group Inc., (2), (3)	23,996

360	Nacco Industries Inc.	36,792

277	National Presto Industries Inc., (2)	27,068

3,094	Navigant Consulting Inc., (3)	39,634

1,220	NCI Building Systems Inc.	14,286

381	NL Industries Inc.	5,265

1,039	NN, Incorporated	8,115

563	Northwest Pipe Company, (2)	12,842

4,501	Odyssey Marine Exploration Inc., (2)	15,438

2,846	Old Dominion Freight Line, (2)	121,297

2,285	On Assignment, Inc.	25,615

3,505	Orbital Sciences Corporation, (2)	50,787

1,618	Orion Marine Group Inc., (3)	11,714

2,164	Pacer International, Inc., (3)	13,071

515	Park Ohio Holdings Corporation	10,243

382	Patriot Transportation Holding, Inc., (3)	7,850

1,084	Peerless Manufacturing Company, (3)	23,870

9,071	Pendrell Corporation, (3)	24,220

918	Pike Electric Corporation	7,307

1,027	Portfolio Recovery Associates, Inc., (2), (3)	66,704

545	Powell Industries Inc.	18,862

1,122	PowerSecure International, Inc., (3)	7,102

147	Preformed Line Products Company, (2)	9,499

1,651	Primoris Services Corporation	26,267

1,515	Quad Graphics Inc., (2)	17,801

925	Quality Distribution, Inc., (2), (3)	11,359

2,274	Quanex Building Products Corporation, (2)	37,362

1,281	RailAmerica, Inc.	19,138

1,084	Raven Industries, Inc.	70,341

1,316	RBC Bearings Inc., (3)	59,588

56	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

2,828	Republic Airways Holdings, Inc., (2)	$15,582

2,782	Resources Connection, Inc.	34,552

546	Roadrunner Transportation System Inc., (3)	8,212

2,365	Robbins & Myers, Inc.	114,844

3,812	Rollins Inc.	81,539

552	RPX Corporation, (3)	9,351

4,065	RSC Holdings, Inc., (3)	86,137

1,943	Rush Enterprises, Class A	44,708

985	Saia, Inc., (3)	14,834

5,407	SatCon Technology Corporation, (2)	2,820

715	Sauer-Danfoss, Inc.	36,036

703	Schawk Inc.	9,448

18	Seaboard Corproation	34,947

639	SeaCube Container Leasing Limited	9,866

2,495	Simpson Manufacturing Company Inc.	80,788

3,173	Skywest Inc.	40,614

2,280	Smith AO Corporation, (2)	96,854

901	Spirit Airlines	15,128

979	Standard Parking Corporation	17,309

772	Standex International Corporation	30,949

4,917	Steelcase Inc., (2)	42,827

1,017	Sterling Construction Company, Inc.	12,214

1,239	Sun Hydraulics Corporation	34,804

4,754	Swift Transportation Company, (3)	54,814

5,044	Swisher Hygiene Inc., (2)	17,704

2,380	Sykes Enterprises Inc.	41,721

1,359	TAL International Group Inc., (2)	45,268

3,335	Taser International, Inc., (3)	15,875

1,168	Team, Inc.	34,094

1,126	Tecumseh Products Company, Class A	5,653

2,204	Teledyne Technologies Inc.	125,099

1,148	Tennant Company, (2)	44,175

3,740	Tetra Tech, Inc., (3)	86,506

703	Textainer Group Holdings Limited, (2)	22,208

951	The Advisory Board Company, (2), (3)	72,542

619	Thermon Group Holdings, (3)	10,845

2,524	Titan International Inc., (2)	60,929

954	Titan Machinery, Inc., (2), (3)	23,602

796	TMS International Corporation, Class A Shares, (3)	8,454

940	Trex Company Inc., (3)	23,331

1,581	TriMas Corporation	34,260

2,256	Triumph Group Inc., (2)	141,158

2,405	TrueBlue Inc., (2), (3)	39,707

1,928	Tutor Perini Corporation	29,286

523	Twin Disc, Inc., (2)	16,176

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

1,411	Ultrapetrol Limited, (2), (3)	$3,781

849	UniFirst Corporation	51,263

3,750	United Rentals Inc., (2)	143,400

2,560	United Stationers, Inc., (2)	82,765

635	UniTek Global Services, Inc., (3)	2,159

1,207	Universal Forest Products Inc., (2)	38,346

334	Universal Truckload Services, Inc.	5,939

9,720	US Airways Group Inc., (2), (3)	82,037

4,284	USG Corporation, (2)	55,007

4,238	Valence Technology Inc., (2)	4,068

1,223	Viad Corporation	24,741

1,211	Vicor Corporation	10,814

246	VSE Corporation	6,448

4,109	Wabash National Corporation	36,447

1,687	Watsco Inc., (2)	116,352

1,805	Watts Water Technologies, Inc.	69,583

974	WCA Waste Corporation, (3)	6,312

2,612	Werner Enterprises, Inc., (2)	68,252

1,298	Wesco Aircraft Holdings	18,159

3,689	Woodward Governor Company, (2)	154,864

681	Xerium Technologies, (3)	5,945

633	Zipcar Inc, (2), (3)	10,039
	Total Industrials	11,221,828
	Information Technology – 16.2%

2,514	3D Systems Corporation, (2), (3)	48,068

3,323	Accelrys, Inc., (3)	24,889

2,004	ACI Worldwide, Inc., (2)	60,882

711	Active Network, (3)	10,580

2,221	Actuate Corporation, (3)	12,793

4,869	Acxiom Corporation	66,803

3,880	ADTRAN, Inc., (2)	134,364

2,613	Advanced Energy Industriess Inc.	27,802

1,968	Advent Software Inc., (2), (3)	51,660

1,183	Aeroflex Holding Corporation	14,989

1,105	Agilysys Inc., (3)	8,995

850	Alpha & Omega Semiconductor Limited, (3)	7,888

1,334	American Software, Inc.	11,966

5,803	Amkor Technology Inc.	33,251

591	Amtech Systems, Inc.	6,022

4,170	Anadigics Inc.	11,468

935	Anaren Microwave Inc.	16,288

1,900	Ancestry.com Inc., (2)	56,240

473	Angie’s List Inc., (2), (3)	6,981

1,739	Anixter International Inc.	113,922

3,801	Applied Micro Circuits Corporation, (3)	29,762

58	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

7,425	Arris Group Inc., (3)	$86,724

5,121	Aruba Networks, Inc., (2)	113,584

5,076	Aspen Technology Inc.	91,419

1,898	ATMI Inc., (3)	44,375

3,748	Aviat Networks Inc., (3)	8,321

1,765	Avid Technology Inc., (2), (3)	17,103

6,560	Axcelis Technologies Inc.	11,808

1,905	AXT Inc., (3)	9,754

904	Badger Meter Inc., (2)	29,055

1,380	Bankrate, (2), (3)	32,278

631	Bel Fuse, Inc., Class B	12,778

3,643	Benchmark Electronics Inc., (2), (3)	62,660

1,078	Black Box Corporation	33,332

2,671	Blackbaud, Inc.	81,279

2,610	Blue Coat Systems Inc., (3)	67,234

2,156	Bottomline Technologies, Inc.	58,945

4,091	Brightpoint Inc.	47,947

1,353	Broadsoft Inc., (2), (3)	37,722

3,968	Brooks Automation Inc.	42,537

1,402	Cabot Microelectronics Corporation	70,689

1,469	CACI International Inc., (2)	86,216

2,327	Calix Inc., (2), (3)	17,615

1,854	Callidus Software, Inc., (2), (3)	12,496

429	Carbonite, (2)	4,281

2,584	Cardtronics Inc., (3)	66,021

535	Cass Information Systems, Inc.	21,133

2,906	Cavium Networks Inc., (2), (3)	93,399

1,383	CEVA, Inc.	37,355

2,406	Checkpoint Systems Inc.	25,311

3,954	Ciber, Inc., (3)	17,200

3,974	Cirrus Logic Inc.	81,189

2,488	Cognex Corporation, (2)	103,376

1,416	Coherent Inc., (3)	79,126

1,434	Cohu Inc.	18,828

385	Communication Systems Inc.	5,733

2,643	CommVault Systems, Inc., (2), (3)	124,221

912	Computer Task Group, Inc.	13,160

1,913	ComScore Inc., (3)	42,373

1,221	Comtech Telecom Corporation	37,680

2,679	Concur Technologies, Inc., (2)	140,246

1,768	Constant Contact Inc., (2)	44,165

6,311	Convergys Corporation, (3)	83,999

749	Convio Inc., (3)	11,932

660	Cornerstone OnDemand Inc., (3)	12,038

2,237	Cray, Inc., (2)	16,688

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

2,076	CSG Systems International Inc.	$33,777

425	CSR PLC, (3)	6,103

2,123	CTS Corporation	21,357

1,819	Cymer, Inc., (2), (3)	90,568

2,063	Daktronics Inc.	22,569

874	DDI Corporation	8,487

2,467	DealerTrack Holdings, Inc.	67,423

1,373	Deltek Inc., (3)	14,156

460	Demand Media, (3)	2,898

1,938	DemandTec Inc., (3)	25,543

894	Dialogic Inc., (3)	800

2,995	Dice Holdings Inc.	28,363

1,500	Digi International, Inc., (2)	16,935

377	Digimarc Corporation, (3)	9,964

2,240	Digital River, Inc., (3)	35,862

2,119	Diodes Inc., (2)	54,628

3,269	Dot Hill Systems Corporation, (3)	4,936

1,396	DSP Group Inc., (3)	7,999

1,045	DTS, Inc., (3)	29,605

517	Dynamics Research Corporation	5,821

6,366	Earthlink, Inc., (2)	45,899

1,730	Ebix, Inc., (2)	42,869

2,060	Echelon Corporation, (3)	10,650

696	Echo Global Logistics, Inc., (2), (3)	11,665

1,127	Electro Rent Corporation	19,260

1,347	Electro Scientific Industries Inc.	20,447

2,800	Electronics For Imaging	48,048

488	Ellie Mae, (3)	2,874

1,153	Emagin, (3)	5,223

5,294	EMCORE Corporation	6,247

5,266	Emulex Corporation	54,977

8,061	Entegris Inc., (3)	77,224

5,141	Entropic Communications Inc., (2), (3)	30,023

1,184	Envestnet Inc., (3)	13,628

1,875	EPIQ Systems, Inc.	22,856

3,072	Euronet Worldwide, Inc., (2)	56,402

2,107	Exar Corporation, (2)	14,075

970	Exlservice Holdings, Inc.	23,416

5,694	Extreme Networks Inc., (3)	18,449

1,261	Fabrinet, (2), (3)	20,769

2,142	Fair Isaac Corporation	77,626

1,776	Falconstore Software, Inc.	4,422

980	FARO Technologies, Inc.	53,194

2,321	FEI Company, (3)	102,263

5,378	Finisar Corporation, (2), (3)	108,958

60	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

3,005	FormFactor Inc.	$15,476

851	Forrester Research, Inc.	29,734

325	Friend Finder Networks	419

2,282	FSI International, Inc.	9,699

3,988	Global Cash Access Holdings, Inc.	21,136

1,386	Globecom Systems, Inc., (3)	19,778

2,934	Glu Mobile, Inc., (2)	9,858

1,599	GSI Group, (3)	18,468

1,167	GSI Technology Inc., (3)	5,788

7,554	GT Advanced Technologies, Inc., (2), (3)	65,115

790	Guidance Software, Inc.	6,044

1,826	Hackett Group, Inc.	7,076

7,098	Harmonic Inc.	41,665

2,313	Heartland Payment Systems Inc., (2)	55,512

5,110	Henry Jack and Associates Inc., (2)	174,762

1,825	Higher One Holdings Incn, (2)	30,916

1,704	Hittite Microwave Corporation, (2), (3)	93,754

2,239	Identive Group Inc., (3)	5,105

1,856	IGATE Corporation	33,816

1,762	Imation Corporation, (3)	10,449

1,723	Immersion Corporation	9,700

323	Imperva Inc., (3)	10,653

6,273	Infinera Corporation, (3)	44,789

2,208	InfoSpace, Inc., (3)	27,180

1,269	Inphi Corporation, (3)	18,616

2,632	Insight Enterprises Inc., (3)	48,587

8,890	Integrated Device Technology, Inc., (2)	56,363

1,655	Integrated Silicon Solution, (3)	16,169

855	Interactive Intelligence Group, (3)	22,068

2,721	Interdigital Inc., (2)	101,548

3,563	Intermec Inc	30,072

567	Intermolecular Inc., (3)	4,774

3,136	Internap Network Services Corporation, (3)	21,043

1,362	Intevac, Inc.	11,345

1,976	Intralinks Holdings Inc., (3)	13,536

2,388	IXIA, (3)	29,157

1,440	IXYS Corporation, (3)	19,757

2,718	J2 Global Inc., (2)	73,277

2,538	JDA Software Group, (3)	74,795

2,729	Kemet	25,080

1,585	Kenexa Corporation	38,072

819	Keynote Systems, Inc.	16,028

2,308	KIT Digital Inc., (2)	24,996

4,011	Kopin Corporation	15,563

4,319	Kulicke & Soffa Industries Inc.	46,688

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

919	KVH Industries, Inc., (2)	$8,574

7,067	Lattice Semiconductor Corporation	48,056

1,014	Lecroy Corporation, (3)	10,556

4,072	Limelight Networks Inc., (2), (3)	13,275

3,809	Lionbridge Technologies, Inc.	10,475

1,128	Liquidity Services, Inc., (3)	38,927

1,363	Littelfuse Inc., (2)	69,118

3,161	Liveperson, Inc.	37,932

1,223	LogMein Inc., (2), (3)	48,712

960	LoopNet, Inc.	15,379

651	Loral Space & Communications, Inc.	44,893

3,058	LTX_Credence Corporation	20,397

4,007	Magma Design Automation, Inc.	28,690

1,225	Manhattan Associates Inc.	53,765

1,399	ManTech International Corporation, Class A, (2)	49,175

1,321	Marchex, Inc.	5,971

2,008	Maximus Inc.	90,420

926	Maxlinear Inc., (3)	5,528

1,676	Maxwell Technologies, Inc., (2)	34,291

924	Measurement Specialties, Inc.	30,030

5,777	Mentor Graphics Corporation	80,127

1,810	Mercury Computer Systems Inc., (2)	24,236

623	Meru Networks Inc., (3)	3,071

2,283	Methode Electronics, Inc.	22,670

3,006	Micrel, Incorporated	34,749

5,183	Microsemi Corporation	102,520

479	Microstrategy Inc.	55,142

6,498	Microvision, Inc., (2)	2,534

1,997	Mindspeed Technologies, Inc.	12,801

3,248	MIPS Technologies, Inc.	19,066

3,136	MKS Instruments Inc.	94,550

2,627	ModusLink Global Solutions Inc.	15,026

646	MoneyGram International, (3)	11,990

1,798	Monolithic Power Systems, Inc.	29,469

2,146	Monotype Imaging Holdings Inc., (3)	33,499

1,915	MoSys, Inc.	8,005

2,289	Motricity Inc., (2)	1,774

2,381	Move, (3)	17,143

935	MTS Systems Corporation	42,907

542	Multi Fineline Electronix, Inc., (3)	13,474

1,244	Nanometrics Inc.	25,191

397	Nci, Inc., (3)	2,906

508	NeoPhotonics, (3)	2,794

2,197	Netgear, Inc., (3)	87,485

4,099	Netlogic Microsystems Inc., (3)	204,130

62	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

2,241	NetScout Systems, Inc., (3)	$46,299

1,633	NetSuite Inc., (2), (3)	68,390

2,247	Newport Corporation, (2)	41,502

3,839	NIC, Incorporated	48,026

1,982	Novatel Wireless, (3)	5,688

552	Numerex Corporation, (3)	4,725

285	NVE Corporation, (2)	15,544

3,121	Oclaro Inc., (2), (3)	12,921

3,177	OCZ Technology Group Inc., (2), (3)	26,782

3,479	Omnivision Technologies, Inc., (2)	46,305

1,413	Open Solutions Inc., (2), (3)	68,064

5,081	Openwave Systems Inc.	10,213

1,196	Oplink Communications, Inc., (3)	22,401

864	OPNET Technologies, Inc., (2)	30,629

2,572	Opnext, Inc., (3)	2,829

2,005	Orbcomm, Inc., (3)	6,917

1,143	OSI Systems Inc.	61,413

7,146	Parametric Technology Corporation	179,865

1,243	Park Electrochemical Corporation	37,750

575	PC Connection, Inc.	6,900

1,448	PDF Solutions, Inc.	9,253

997	Pegasystems, Inc., (2)	28,275

1,450	Perficient, Inc., (3)	16,139

1,543	Pericom Semiconductor Corporation	12,344

3,526	Photronics Inc., (2)	24,188

2,610	Plantronics Inc., (2)	97,196

2,176	Plexus Corporation	78,880

2,613	PLX Technologies Inc.	8,205

1,730	Power Integrations Inc., (2)	62,263

4,210	Power One Inc., (2), (3)	18,271

1,991	Powerwave, (2)	3,425

1,130	PRG-Schultz International Inc., (3)	6,859

890	Procera Technologies, (2), (3)	14,979

4,021	Progress Software Corporation, (2)	93,810

1,329	PROS Holdings, Inc., (3)	21,556

2,499	Pulse Electronics Corporation	7,172

392	QAD Inc A, (3)	5,069

4,224	QLIK Technologies Inc., (2), (3)	119,117

13,523	Quantum Corporation	34,078

3,405	Quest Software Inc., (2), (3)	69,292

1,643	QuinStreet, Inc., (3)	15,806

1,123	Radisys Corporation	6,772

5,891	Rambus Inc.	42,945

2,464	RealD Inc., (2), (3)	21,609

1,220	RealNetworks Inc., (2)	12,456

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

1,820	RealPage Inc., (3)	$46,810

548	Responsys	6,428

16,566	RF Micro Devices, Inc., (2)	82,664

858	Richardson Electronics Limited	10,390

525	Rimage Corporation	6,531

1,706	Rofin Sinar Technologies Inc.	48,399

958	Rogers Corporation	36,816

679	Rosetta Stone Inc.	5,296

1,045	Rubicon Technology Inc., (3)	11,317

1,957	Rudolph Technologies	20,020

3,222	S1 Corpoartion, (3)	31,447

1,660	Saba Software, Inc.	16,500

4,830	Sanmina-SCI Corporation	53,033

6,554	Sapient Corporation	84,547

1,620	ScanSource, Inc.	60,863

762	SciQuest Inc., (3)	11,148

1,634	SeaChange International, Inc.	11,732

3,914	Semtech Corporation	111,549

578	ServiceSource International Inc., (3)	9,780

2,917	ShoreTel, Inc.	19,106

1,966	Sigma Designs, Inc.	11,855

1,860	Silicon Graphics International Corporation, (2), (3)	25,370

4,770	Silicon Image, Inc., (2), (3)	23,182

2,075	Smith Micro Software, Inc., (2)	3,777

3,419	Solarwinds, Inc., (3)	108,075

12,660	Sonus Networks, Inc.	32,663

1,706	Sourcefire Inc., (2), (3)	52,920

3,019	Spansion Inc., Class A, (3)	30,281

487	SPS Commerce Inc., (2), (3)	12,287

1,513	SS&C Technologies Holdings Inc., (3)	28,399

636	Stamps.com Inc., (2)	19,722

1,371	Standard Microsystems Corporation, (2)	35,317

2,206	STEC Inc.	20,869

1,869	STR Holdings Inc., (3)	19,980

1,267	Stratasys, Inc., (2)	46,562

531	Stream Global Services, Inc., (3)	1,768

5,006	SuccessFactors, Inc.	199,239

1,612	Super Micro Computer Inc., (3)	27,211

616	Supertex Inc.	11,384

2,998	support.com, Inc., (3)	7,735

1,236	Sycamore Networks, Inc.	24,003

2,674	Symmetricom Inc.	16,686

1,930	Synaptics, Inc., (2), (3)	73,938

1,586	Synchronoss Technologies, Inc., (2), (3)	53,004

1,510	SYNNEX Corporation, (2), (3)	54,632

64	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

903	Syntel Inc.	$42,369

4,410	Take-Two Interactive Software, Inc., (2)	68,796

2,464	Taleo Corporation, (2), (3)	88,729

610	Tangoe, (3)	8,845

903	TechTarget Inc., (3)	6,276

2,869	TeleCommunication Systems, (3)	6,713

1,018	TeleNav Inc.	7,564

1,521	TeleTech Holdings, Inc.	25,796

3,067	Tessera Technologies Inc.	60,727

4,119	THQ, Inc., (2)	2,759

7,153	TiVo, Inc.	74,248

1,528	TNS Inc.	28,176

342	Travelzoo Inc., (2), (3)	8,827

9,852	TriQuint Semiconductor, Inc., (3)	59,013

3,213	TTM Technologies, Inc., (2), (3)	39,424

1,782	Tyler Technologies Inc., (2)	62,602

87	Ubiquiti Networks Inc., (3)	2,112

1,550	Ultimate Software Group, Inc., (3)	103,370

1,407	Ultra Clean Holdings, Inc., (3)	10,341

1,508	Ultratech Stepper Inc.	44,109

2,582	Unisys Corporation	54,145

5,284	United Online, Inc.	30,013

2,307	Universal Display Corporation, (2), (3)	97,148

4,721	ValueClick, Inc., (3)	82,334

1,670	Vasco Data Security International, Inc., (3)	14,078

2,444	Veeco Instruments Inc., (2)	59,658

1,271	Verint Systems Inc., (3)	35,982

2,176	ViaSat, Inc., (3)	103,447

172	Viasystems Group Inc., (3)	2,922

2,443	VirnetX Holding Corporation, (2), (3)	56,726

935	Virtusa Corporation, (3)	14,951

761	Vishay Precision Group Inc., (2), (3)	11,993

1,057	Vocus, Inc., (2), (3)	24,279

1,474	Volterra Semiconductor Corporation	44,471

5,123	Wave Systems Corporation, (2)	11,732

1,744	Web.com, Inc., (2), (3)	22,323

2,398	Websense Inc.	45,322

3,282	Westell Technologies Inc., Class A	7,220

2,318	Wright Express Corporation, (2), (3)	126,841

1,720	XO Group	14,173

1,582	X-Rite, Inc.	7,182

1,700	Xyratex Limited	26,996

244	Zilow Inc, (3)	7,196

4,105	Zix Corporation, (3)	12,397

982	Zygo Corporation	17,372
	Total Information Technology	12,236,099

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Materials – 4.5%

1,851	A Schulman, Inc., (2)	$45,350

258	AEP Industries, Inc., (2)	8,524

1,034	AM Castle & Company	10,723

1,462	AMCOL International Corp.	41,755

1,381	American Vanguard Corp., (2)	20,756

1,725	Apex Silver Mines Limited, (2)	16,733

1,732	Balchem Corporation	65,539

5,485	Boise Inc.	41,905

2,393	Buckeye Technologies Inc.	80,237

3,389	Calgon Carbon Corporation, (2)	55,376

3,094	Century Aluminum Company, (2)	31,033

371	Chase Corporation, Common Stock, (2)	4,934

5,778	Chemtura Corporation	81,181

1,430	Clearwater Paper Corporation, (3)	52,224

5,007	Coeur d’Alene Mines Corporation, (2)	138,494

647	Deltic Timber Corporation, (2)	44,074

2,669	Eagle Materials Inc.	78,495

5,194	Ferro Corporation	35,111

2,996	Flotek Industries Inc., (2)	35,173

1,154	FutureFuel Corporation	13,767

4,045	General Moly, Inc., (2)	15,047

2,038	Georgia Gulf Corporation, (2)	71,432

2,616	Glatfelter	38,664

3,782	Globe Specialty Metals Inc., (2)	51,738

1,705	Gold Resource Corp.	44,893

15,512	Golden Star Resources Ltd, (3)	33,506

9,882	Graphic Packaging Holding Company	49,509

2,966	H.B. Fuller Company	84,887

339	Handy & Harman Limited	3,983

531	Hawkins Inc	21,028

732	Haynes International Inc., (2)	44,476

3,760	Headwater Inc., (3)	9,964

16,751	Hecla Mining Company, (2)	88,110

2,621	Horsehead Holding Corp., (2)	28,516

1,303	Innophos Holdings, Inc.	65,046

1,422	Innospec, Inc., (3)	46,030

5,063	Jaguar Mining Inc., (2), (3)	36,403

976	Kaiser Aluminum Corporation	48,195

2,416	KapStone Paper and Packaging Corp., (3)	42,183

443	KMG Chemicals, Inc.	8,156

1,237	Koppers Holdings Inc.	46,994

1,914	Kraton Performance Polymers Inc., (3)	54,434

1,601	Landec Corporation	9,654

7,928	Louisiana-Pacific Corporation, (2)	67,547

1,101	LSB Industries Inc.	38,590

66	Nuveen Investments

Shares	Description (1)	Value

	Materials (continued)

1,225	Materion Corporation, (2)	$36,027

6,089	Mcewen Mining Inc., (2), (3)	35,316

678	Metals USA Holdings Corporation, (3)	9,065

5,300	Midway Gold, (2)	10,759

1,093	Minerals Technologies Inc.	69,351

1,795	Myers Industries, Inc.	23,891

923	Neenah Paper, Inc.	21,940

541	NewMarket Corporation	116,959

1,405	Noranda Aluminum Hodlings Corporation	14,738

4,781	Olin Corporation	106,138

552	Olympic Steel Inc.	14,236

1,860	OM Group Inc.	50,462

2,797	OMNOVA Solutions Inc.	13,873

7,242	Paramount Gold and Silver Corporation, (2), (3)	18,684

5,603	PolyOne Corporation	80,795

768	Quaker Chemical Corporation	34,022

1,549	Revett Minerals	7,590

1,811	RTI International Metals, Inc., (2), (3)	45,583

966	Schweitzer-Mauduit International Inc.	67,166

2,447	Senomyx, Inc., (3)	7,170

3,003	Sensient Technologies Corporation	118,979

1,908	Sparetech Corporation	10,246

486	Stepan Company, (2)	41,767

6,786	Stillwater Mining Company, (2), (3)	87,404

3,692	SunCoke Energy Inc., (2), (3)	49,584

1,366	Texas Industries Inc., (2)	42,701

9,165	Thompson Creek Metals Company Inc.	77,261

796	TPC Group Inc., (3)	26,149

1,432	Tredegar Corporation	35,313

154	United States Lime & Minerals, Inc.	9,591

440	Universal Stainless & Alloy Products, Inc.	17,481

1,586	US Energy Corporation	5,392

871	Verso Paper Corporation, (3)	984

4,391	Vista Gold Corporation, (2)	16,554

3,040	Wausau Paper Corp.	26,266

3,448	Worthington Industries, Inc.	63,478

1,317	Zep Inc.	21,572

1,693	Zoltek Companies, Inc., (3)	14,712
	Total Materials	3,399,568
	Telecommunication Services – 0.7%

3,840	8X8, Inc., (2)	17,050

1,393	Abovenet Communications, (2), (3)	92,565

2,694	Alaska Communications Systems Group Inc., (2)	7,328

579	Atlantic Tele-Network, Inc., (2)	20,896

1,728	Cbeyond Inc., (2)	14,688

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Telecommunication Services (continued)

11,927	Cincinnati Bell Inc., (2)	$41,148

2,741	Cogent Communications Group, Inc., (2), (3)	41,773

1,559	Consolidated Communications Holdings, Inc.	29,605

1,333	FairPoint Communications Inc., (2)	5,425

2,562	General Communication, Inc., (2)	26,670

6,136	Globalstar, Inc., (2)	3,988

773	Hickory Tech Corporation	8,882

839	IDT Corporation	7,383

1,897	inContact, Inc., (3)	9,485

2,694	Iridium Communications Inc., (2), (3)	21,525

3,664	Leap Wireless International, Inc., (2)	31,364

929	Lumos Networks Corp., (2)	13,963

1,885	Neutral Tandem Inc., (3)	23,167

930	NTELOS Holdings, (2)	21,232

3,230	Premiere Global Services, Inc.	28,424

1,470	Shenandoah Telecommunications Company, (2)	14,509

869	SureWest Communications	12,583

2,484	TowerStream Corporation, (2)	7,104

1,366	USA Mobility Inc.	19,329

8,570	Vonage Holdings Corporation, (2), (3)	21,682
	Total Telecommunication Services	541,768
	Utilities – 3.2%

1,913	ALLETE Inc	79,294

1,079	American States Water Co, (2)	39,027

379	Artesian Resources Corporation	7,163

5,815	Atlantic Power Corporation	86,236

3,457	Avista Corporation	87,600

2,365	Black Hills Corporation	79,842

766	Cadiz, Inc., (2)	7,614

2,491	California Water Service Group	45,959

829	Central Vermont Public Service Corp.	29,156

933	CH Energy Group Inc., (2)	53,069

568	Chesapeake Utilities Corporation	24,435

3,659	Cleco Corporation, (2)	145,482

532	Connecticut Water Service, Inc.	16,162

845	Consolidated Water Company, Limited	6,583

6,365	Dynegy Inc., (2), (3)	11,839

2,527	El Paso Electric Company	87,940

2,507	Empire District Electric Company	52,221

833	Genie Energy	8,713

2,973	IDACORP, INC	125,312

1,296	Laclede Group Inc., (2)	53,991

1,408	MGE Energy, Inc.	63,163

929	Middlesex Water Company	17,549

2,482	New Jersey Resources Corporation	118,441

68	Nuveen Investments

Shares	Description (1)	Value

	Utilities (continued)

1,600	Northwest Natural Gas Company, (2)	$76,080

2,175	Northwestern Corporation	76,430

1,110	Ormat Technologies Inc., (2)	18,038

2,163	Otter Tail Power Corporation, (2)	47,781

4,306	Piedmont Natural Gas Company, (2)	141,754

4,779	PNM Resources Inc.	85,114

4,519	Portland General Electric Company	112,704

840	SJW Corporation, (2)	19,900

1,797	South Jersey Industries Inc., (2)	98,619

2,750	Southwest Gas Corporation, (2)	114,950

3,031	UIL Holdings Corporation, (2)	104,812

2,201	Unisource Energy Corporation	82,009

675	Unitil Corp.	18,650

2,962	WGL Holdings Inc.	126,329

786	York Water Company, (2)	13,991
	Total Utilities	2,383,952
	Total Common Stocks (cost $57,470,325)	70,500,717

Shares	Description (1)	Value
	RIGHTS – 0.0%

1,493	Gerber Scientific, (4)	$—

3,130	Pilgrim’s Pride, (2), (4)	478
	Total Rights (cost $705)	478

Shares	Description (1)	Value
	WARRANTS – 0.0%

644	Magnum Hunter Resources, (4)	$485
	Total Warrants (cost $0)	485

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 39.7%

	Money Market Funds – 39.7%

29,986,339	Mount Vernon Securities Lending Prime Portfolio, 0.260%, (5), (6)	$29,986,339
	Total Investments Purchased With Collateral From Securities Lending (cost $29,986,339)	29,986,339

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 6.6%

	Money Market Funds – 5.8%

4,366,102	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$4,366,103
	U.S. Government and Agency Obligations – 0.8%

$320	U.S. Treasury Bills (7)	0.038%		3/01/12	Aaa	319,990

300	U.S. Treasury Bills (7)	0.079%		9/20/12	Aaa	299,841
$620	Total U.S. Government and Agency Obligations					619,831
	Total Short-Term Investments (cost $4,985,991)					4,985,934
	Total Investments (cost $92,443,360) – 139.7%					105,473,953
	Other Assets Less Liabilities – (39.7)% (8)					(29,972,194)
	Net Assets – 100%					$75,501,759

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	61	3/12	$4,826,320	$250,736

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$70,500,717	$—	$—	*	$70,500,717
Rights	—	—	478		478
Warrants	—	—	485		485
Investments Purchased with Collateral from Securities Lending	29,986,339	—	—		29,986,339
Short-Term Investments	4,366,103	619,831	—		4,985,934
Derivatives:
Futures Contracts**	250,736	—	—		250,736
Total	$105,103,895	$619,831	$963		$105,724,689
*	Level 3 security has a market value of zero.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

70	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Common Stocks	Level 3 Rights		Level 3 Warrants	Level 3 Total
Balance at the beginning of period	$2,712	$—	*	$524	$3,236
Gains (losses):
Net realized gains (losses)	(90,474)	—		—	(90,474)
Net change in unrealized appreciation (depreciation)	90,339	(227)		(39)	90,073
Purchases at cost	—	705		—	705
Sales at proceeds	(2,577)	—		—	(2,577)
Net discounts (premiums)	—	—		—	—
Transfers in to	—	—		—	—
Transfers out of	—	—		—	—
Balance at the end of period	$— *	$478		$485	$963
*	Level 3 security has a market value of zero.

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$250,736	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $92,825,086.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$22,180,704
Depreciation	(9,531,837)
Net unrealized appreciation (depreciation) of investments	$12,648,867

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, Investment categorized as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of January 31, 2012.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

N/A	Not applicable.

72	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 95.5%

	Consumer Discretionary – 10.3%

5,053	Abercrombie & Fitch Co., Class A	$232,135

21,386	Amazon.com, Inc., (3)	4,158,294

7,443	Apollo Group, Inc., (3)	390,088

3,009	AutoNation Inc., (2), (3)	107,602

1,622	AutoZone, Inc., (2), (3)	564,261

14,855	Bed Bath and Beyond Inc., (2), (3)	901,699

17,252	Best Buy Co., Inc., (2)	413,185

3,980	Big Lots, Inc., (3)	157,170

3,759	BorgWarner Inc., (2), (3)	280,534

10,913	Cablevision Systems Corporation	158,784

13,737	CarMax, Inc., (3)	418,017

26,602	Carnival Corporation	803,380

40,662	CBS Corporation, Class B	1,158,054

1,361	Chipotle Mexican Grill, (2), (3)	499,882

17,156	Coach, Inc.	1,201,778

160,182	Comcast Corporation, Class A, (2)	4,259,239

15,418	D.R. Horton, Inc.	214,619

7,749	Darden Restaurants, Inc.	355,447

3,739	Devry, Inc.	141,185

41,478	DIRECTV Group, Inc., (3)	1,866,925

15,536	Discovery Communications inc., Class A Shares, (3)	666,184

3,657	Dollar Tree Stores Inc.	310,150

5,573	Expedia, Inc., (2)	180,398

7,300	Family Dollar Stores, Inc.	407,340

228,455	Ford Motor Company, (2)	2,837,411

8,444	GameStop Corporation, (3)	197,252

14,604	Gannett Company Inc., (2)	206,939

20,395	Gap, Inc.	387,097

9,518	Genuine Parts Company	607,058

14,980	Goodyear Tire & Rubber Company	194,740

17,219	H & R Block Inc.	281,703

13,660	Harley-Davidson, Inc.	603,635

4,239	Harman International Industries Inc.	178,886

6,824	Hasbro, Inc., (2)	238,226

90,621	Home Depot, Inc., (2)	4,022,666

17,927	International Game Technology	285,577

27,110	Interpublic Group Companies, Inc.	280,046

8,401	J.C. Penney Company, Inc., (2)	349,062

41,261	Johnson Controls, Inc., (2)	1,310,862

14,898	Kohl’s Corporation, (2)	685,159

8,970	Leggett and Platt Inc.	192,496

9,454	Lennar Corporation, Class A, (2)	203,166

14,561	Limited Brands, Inc.	609,523

74,240	Lowe’s Companies, Inc.	1,991,859

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

24,679	Macy’s, Inc.	$831,436

15,760	Marriott International, Inc., Class A	542,932

19,907	Mattel, Inc.	617,117

60,150	McDonald’s Corporation	5,957,858

18,288	McGraw-Hill Companies, Inc.	841,248

2,853	NetFlix.com Inc., (2), (3)	342,931

17,018	Newell Rubbermaid Inc.	314,322

128,914	News Corporation, Class A	2,427,451

21,805	Nike, Inc., Class B	2,267,502

9,510	Nordstrom, Inc.	469,604

16,217	Omnicom Group, Inc., (2)	739,657

8,253	O’Reilly Automotive Inc., (3)	672,702

2,979	Priceline.com Incorporated, (2)	1,577,321

19,801	Pulte Corporation, (2)	147,517

3,791	Ralph Lauren Corporation, (2)	576,232

13,857	Ross Stores, Inc.	704,213

5,718	Scripps Networks Interactive, Class A Shares	247,932

2,262	Sears Holding Corporation, (2), (3)	95,343

43,040	Staples, Inc.	629,675

45,501	Starbucks Corporation	2,180,863

11,296	Starwood Hotels & Resorts Worldwide, Inc., (2)	612,695

39,481	Target Corporation	2,006,030

8,027	Tiffany & Co., (2)	512,123

18,760	Time Warner Cable, Class A	1,382,987

58,836	Time Warner Inc., (2)	2,180,489

22,170	TJX Companies, Inc.	1,510,664

5,911	TripAdvisor Inc., (2)	194,531

6,527	Urban Outfitters, Inc., (2), (3)	172,966

5,262	VF Corporation	691,900

32,463	Viacom Inc., Class B	1,527,060

105,610	Walt Disney Company, (2)	4,108,229

110	Washington Post Company	41,658

4,638	Whirlpool Corporation	251,936

8,972	Wyndham Worldwide Corporation	356,727

4,656	Wynn Resorts Ltd	536,511

28,190	YUM! Brands, Inc.	1,785,273
	Total Consumer Discretionary	75,565,348
	Consumer Staples – 10.4%

120,888	Altria Group, Inc., (2)	3,433,219

39,268	Archer-Daniels-Midland Company	1,124,243

25,324	Avon Products, Inc.	450,007

9,139	Beam Inc.	478,061

5,860	Brown-Forman Corporation	475,891

10,543	Campbell Soup Company, (2)	334,213

7,755	Clorox Company	532,458

74	Nuveen Investments

Shares	Description (1)	Value

	Consumer Staples (continued)

18,343	Coca Cola Enterprises Inc.	$491,409

133,516	Coca-Cola Company	9,016,335

28,453	Colgate-Palmolive Company	2,581,256

24,367	ConAgra Foods, Inc.	649,868

10,235	Constellation Brands, Inc., Class A, (3)	213,912

25,502	Costco Wholesale Corporation	2,098,050

76,517	CVS Caremark Corporation	3,194,585

10,798	Dean Foods Company	116,186

12,603	Dr. Pepper Snapple Group	489,248

13,132	Estee Lauder Companies Inc., Class A	760,737

37,825	General Mills, Inc., (2)	1,506,570

18,825	H.J. Heinz Company, (2)	976,076

8,998	Hershey Foods Corporation	549,598

8,107	Hormel Foods Corporation	233,319

6,692	JM Smucker Company	527,196

14,567	Kellogg Company	721,358

23,167	Kimberly-Clark Corporation, (2)	1,657,831

103,859	Kraft Foods Inc.	3,977,800

36,291	Kroger Co.	862,274

7,936	Lorillard Inc.	852,247

7,799	McCormick & Company, Incorporated, (2)	394,161

11,967	Mead Johnson Nutrition Company, Class A Shares	886,635

9,261	Molson Coors Brewing Company, Class B, (2)	397,204

91,889	PepsiCo, Inc.	6,034,351

102,110	Philip Morris International	7,634,765

161,737	Procter & Gamble Company	10,195,900

20,143	Reynolds American Inc., (2)	790,210

19,981	Safeway Inc., (2)	439,182

34,728	Sara Lee Corporation	665,041

12,476	SUPERVALU INC., (2)	86,209

34,678	Sysco Corporation, (2)	1,044,155

17,173	Tyson Foods, Inc., Class A	320,105

52,277	Walgreen Co.	1,743,961

102,674	Wal-Mart Stores, Inc., (2)	6,300,077

9,573	Whole Foods Market, Inc.	708,689
	Total Consumer Staples	75,944,592
	Energy – 11.4%

12,922	Alpha Natural Resources Inc., (3)	259,991

29,274	Anadarko Petroleum Corporation	2,362,997

22,578	Apache Corporation	2,232,513

25,658	Baker Hughes Incorporated, (2)	1,260,578

12,682	Cabot Oil & Gas Corporation	404,556

38,755	Chesapeake Energy Corporation, (2)	818,893

117,071	Chevron Corporation	12,067,679

78,051	ConocoPhillips	5,323,859

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Energy (continued)

13,334	CONSOL Energy Inc.	$476,557

14,414	Cooper Cameron Corporation, (3)	766,825

23,353	Denbury Resources Inc.	440,438

23,744	Devon Energy Corporation	1,515,105

4,086	Diamond Offshore Drilling, Inc.	254,558

45,335	El Paso Corporation	1,218,151

15,805	EOG Resources, Inc.	1,677,543

9,071	EQT Corporation	458,267

281,772	Exxon Mobil Corporation, (2)	23,595,587

14,008	FMC Technologies Inc., (2)	715,949

54,092	Halliburton Company	1,989,504

6,298	Helmerich & Payne Inc.	388,650

17,519	Hess Corporation	986,320

41,368	Marathon Oil Corporation	1,298,542

21,636	Marathon Petroleum Corporation	826,928

11,376	Murphy Oil Corporation	678,010

16,905	Nabors Industries Inc., (3)	314,771

24,915	National-Oilwell Varco Inc.	1,843,212

7,788	Newfield Exploration Company	294,464

14,708	Noble Corporation, (3)	512,427

10,320	Noble Energy, Inc.	1,038,914

47,721	Occidental Petroleum Corporation	4,761,124

15,924	Peabody Energy Corporation	542,849

7,086	Pioneer Natural Resources Company	703,640

10,402	QEP Resources Inc.	297,913

9,195	Range Resources Corporation	528,896

7,360	Rowan Companies Inc., (2)	250,314

78,897	Schlumberger Limited	5,930,687

20,420	Southwestern Energy Company	635,879

38,231	Spectra Energy Corporation, (2)	1,203,894

6,275	Sunoco, Inc.	240,709

8,414	Tesoro Corporation	210,602

32,903	Valero Energy Corporation	789,343

34,648	Williams Companies, Inc.	998,555

11,549	WPX Energy Inc., (3)	190,328
	Total Energy	83,306,521
	Financials – 13.5%

19,800	Ace Limited	1,378,080

27,441	AFLAC Incorporated	1,323,479

29,707	Allstate Corporation	857,047

59,403	American Express Company	2,978,466

25,679	American International Group, (2), (3)	644,800

24,026	American Tower REIT Inc., (2)	1,525,891

13,301	Ameriprise Financial, Inc.	712,269

19,005	Aon Corporation	920,412

76	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

7,519	Apartment Investment & Management Company, Class A	$184,667

5,736	Assurant Inc.	227,146

5,886	AvalonBay Communities, Inc., (2)	800,555

595,843	Bank of America Corporation	4,248,361

71,286	Bank of New York Company, Inc., (2)	1,434,987

40,980	BB&T Corporation, (2)	1,114,246

103,349	Berkshire Hathaway Inc., Class B, (2)	8,099,461

5,612	BlackRock Inc.	1,021,384

9,151	Boston Properties, Inc., (2)	952,162

27,022	Capital One Financial Corporation	1,236,257

18,699	CBRE Group Inc., (3)	360,891

63,458	Charles Schwab Corporation	739,286

16,445	Chubb Corporation, (2)	1,108,557

9,899	Cincinnati Financial Corporation, (2)	323,499

171,871	Citigroup Inc., (2)	5,279,877

3,903	CME Group, Inc., (2)	934,808

11,334	Comerica Incorporated, (2)	313,612

32,311	Discover Financial Services	878,213

14,925	E*Trade Group Inc., (2), (3)	122,236

17,437	Equity Residential, (2)	1,038,373

5,428	Federated Investors Inc.	92,710

54,069	Fifth Third Bancorp.	703,438

15,496	First Horizon National Corporation	135,280

8,556	Franklin Resources, Inc.	907,792

28,860	Genworth Financial Inc., Class A, (3)	222,511

28,941	Goldman Sachs Group, Inc.	3,226,053

26,203	Hartford Financial Services Group, Inc.	459,077

26,633	Health Care Property Investors Inc., (2)	1,119,385

8,504	Health Care REIT, Inc., (2)	486,514

41,517	Host Hotels & Resorts Inc., (2)	681,709

31,009	Hudson City Bancorp, Inc.	208,691

50,795	Huntington BancShares Inc., (2)	290,039

4,271	Intercontinental Exchange, Inc., (3)	488,944

27,362	Invesco LTD	617,560

223,372	JP Morgan Chase & Co.	8,331,776

56,016	KeyCorp	435,244

24,856	Kimco Realty Corporation, (2)	453,622

7,312	Legg Mason, Inc.	186,237

11,646	Leucadia National Corporation, (2)	323,293

17,733	Lincoln National Corporation	381,969

17,950	Loews Corporation	669,715

6,704	M&T Bank Corporation, (2)	534,577

31,624	Marsh & McLennan Companies, Inc.	999,002

62,174	MetLife, Inc.	2,196,607

11,484	Moody’s Corporation	427,549

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

87,243	Morgan Stanley	$1,627,082

7,741	NASDAQ Stock Market, Inc.	191,822

15,402	New York Stock Exchange Euronext	409,077

14,167	Northern Trust Corporation, (2)	583,822

21,268	People’s United Financial, Inc.	262,234

10,382	Plum Creek Timber Company	402,614

30,927	PNC Financial Services Group, Inc.	1,822,219

18,452	Principal Financial Group, Inc.	503,924

36,253	Progressive Corporation, (2)	735,211

26,938	Prologis Inc., (2)	854,204

27,747	Prudential Financial, Inc.	1,588,238

8,976	Public Storage, Inc., (2)	1,246,407

74,004	Regions Financial Corporation, (2)	386,301

17,270	Simon Property Group, Inc.	2,346,302

29,906	SLM Corporation	447,095

28,919	State Street Corporation, (2)	1,133,046

31,567	SunTrust Banks, Inc.	649,333

15,560	T. Rowe Price Group Inc.	899,990

6,210	Torchmark Corporation	283,611

24,265	Travelers Companies, Inc.	1,414,650

112,186	U.S. Bancorp	3,165,889

17,353	Unum Group	396,169

11,838	Ventas Inc., (2)	690,274

10,519	Vornado Realty Trust, (2)	850,777

310,007	Wells Fargo & Company	9,055,304

32,030	Weyerhaeuser Company	641,241

18,841	XL Capital Ltd, Class A	381,907

10,833	Zions Bancorporation	182,428
	Total Financials	98,489,487
	Health Care – 11.1%

91,576	Abbott Laboratories	4,958,840

21,299	Aetna Inc.	930,766

20,412	Agilent Technologies, Inc., (3)	866,898

18,561	Allergan, Inc.	1,631,698

16,346	AmerisourceBergen Corporation	637,004

42,878	Amgen Inc.	2,911,845

33,148	Baxter International, Inc.	1,839,051

12,633	Becton, Dickinson and Company	990,554

14,726	Biogen Idec Inc., (3)	1,736,490

87,091	Boston Scientific Corporation, (3)	519,062

99,615	Bristol-Myers Squibb Company	3,211,588

5,043	C. R. Bard, Inc.	466,578

21,285	Cardinal Health, Inc.	915,894

13,576	CareFusion Corporation, (3)	325,145

26,291	Celgene Corporation, (3)	1,911,356

78	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

5,616	Cerner Corporation, (3)	$341,958

16,403	CIGNA Corporation	735,346

9,083	Coventry Health Care, Inc., (3)	273,126

28,360	Covidien PLC	1,460,540

5,496	Davita Inc., (3)	449,628

8,581	DENTSPLY International Inc.	323,847

3,721	Edwards Lifesciences Corporation, (3)	307,615

59,892	Eli Lilly and Company	2,380,108

28,599	Express Scripts, Inc., (2)	1,463,125

16,662	Forest Laboratories, Inc., (3)	529,518

46,829	Gilead Sciences, Inc.	2,287,128

9,683	Hospira Inc.	333,676

9,970	Humana Inc.	887,529

2,377	Intuitive Surgical, Inc., (3)	1,093,206

160,534	Johnson & Johnson	10,580,796

5,825	Laboratory Corporation of America Holdings, (2), (3)	532,347

11,128	Life Technologies Corporation, (3)	538,929

14,953	McKesson HBOC Inc.	1,221,959

22,760	Medco Health Solutions, Inc., (3)	1,411,575

62,038	Medtronic, Inc., (2)	2,392,806

179,173	Merck & Company Inc.	6,855,159

24,596	Mylan Laboratories Inc.	510,367

5,674	Patterson Companies, Inc.	182,760

7,178	Perkinelmer Inc.	172,128

3,056	Perrigo Company, (2)	292,154

451,882	Pfizer Inc.	9,670,275

9,273	Quest Diagnostics Incorporated	538,576

18,751	Saint Jude Medical Inc.	782,104

19,121	Stryker Corporation	1,059,877

26,506	Tenet Healthcare Corporation, (3)	140,217

22,237	Thermo Fisher Scientific, Inc., (3)	1,176,337

62,666	UnitedHealth Group Incorporated	3,245,472

6,616	Varian Medical Systems, Inc., (2), (3)	435,796

5,875	Waters Corporation	508,599

8,524	Watson Pharmaceuticals Inc.	499,762

20,450	Wellpoint Inc.	1,315,344

10,534	Zimmer Holdings, Inc., (3)	639,941
	Total Health Care	81,422,399
	Industrials – 10.5%

41,199	3M Co.	3,572,365

6,184	Avery Dennison Corporation	167,896

43,692	Boeing Company	3,241,073

9,651	C.H. Robinson Worldwide, Inc.	664,375

38,012	Caterpillar Inc.	4,147,869

6,771	Cintas Corporation, (2)	250,866

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

4,679	Cooper Industries Inc.	$276,622

61,723	CSX Corporation	1,391,854

11,821	Cummins Inc.	1,229,384

33,489	Danaher Corporation	1,758,507

24,333	Deere & Company, (2)	2,096,288

11,291	Dover Corporation	715,962

2,987	Dun and Bradstreet Inc.	247,353

20,709	Eaton Corporation, (2)	1,015,362

45,208	Emerson Electric Company	2,322,787

7,432	Equifax Inc.	289,625

12,465	Expeditors International of Washington, Inc.	556,562

17,918	Fastenal Company, (2)	836,412

18,647	FedEx Corporation, (2)	1,706,014

3,384	Flowserve Corporation	372,815

9,973	Fluor Corporation	560,882

20,934	General Dynamics Corporation	1,447,795

620,619	General Electric Company	11,611,781

7,361	Goodrich Corporation	918,285

45,471	Honeywell International Inc., (2)	2,639,137

28,404	Illinois Tool Works, Inc., (2)	1,506,264

18,351	Ingersoll Rand Company Limited, Class A	641,184

12,916	Iron Mountain Inc.	398,071

7,546	Jacobs Engineering Group, Inc., (2)	337,759

6,752	Joy Global Inc.	612,339

5,870	L-3 Communications Holdings, Inc.	415,244

15,597	Lockheed Martin Corporation, (2)	1,283,945

21,033	Masco Corporation, (2)	253,868

20,664	Norfolk Southern Corporation	1,491,941

15,359	Northrop Grumman Corporation	891,590

22,190	PACCAR Inc.	980,798

7,061	Pall Corporation, (2)	421,400

9,113	Parker Hannifin Corporation, (2)	735,237

11,735	Pitney Bowes Inc.	222,613

8,476	Precision Castparts Corporation	1,387,352

12,874	Quanta Services Incorporated, (3)	278,078

11,086	R.R. Donnelley & Sons Company, (2)	125,937

19,616	Raytheon Company	941,372

18,506	Republic Services, Inc.	541,856

8,795	Robert Half International Inc.	243,534

8,694	Rockwell Automation, Inc.	677,002

8,896	Rockwell Collins, Inc.	514,989

6,149	Roper Industries Inc., (2)	574,255

3,104	Ryder System, Inc.	174,693

3,532	Snap-on Incorporated	199,593

45,765	Southwest Airlines Co., (2)	438,429

80	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

10,221	Stanley Black & Decker Inc., (2)	$717,310

5,076	Stericycle Inc.	426,486

16,352	Textron Inc.	416,649

27,158	Tyco International Ltd.	1,383,700

28,397	Union Pacific Corporation	3,246,061

56,728	United Parcel Service, Inc., Class B	4,291,473

53,264	United Technologies Corporation	4,173,234

3,732	W.W. Grainger, Inc.	711,842

27,060	Waste Management, Inc., (2)	940,606

10,850	Xylem Inc.	281,124
	Total Industrials	76,915,699
	Information Technology – 18.7%

35,562	Accenture Limited, (2)	2,039,125

28,858	Adobe Systems Incorporated, (3)	893,155

34,414	Advanced Micro Devices, Inc., (2), (3)	230,918

10,548	Akamai Technologies, Inc., (3)	340,173

18,863	Altera Corporation, (2)	750,559

10,051	Amphenol Corporation, Class A	547,076

17,516	Analog Devices, Inc.	685,401

54,636	Apple, Inc., (3)	24,940,231

76,753	Applied Materials, Inc.	942,527

13,333	Autodesk, Inc., (3)	479,988

29,610	Automatic Data Processing, Inc.	1,622,036

10,006	BMC Software, Inc., (3)	362,617

28,516	Broadcom Corporation, Class A, (3)	979,239

21,754	CA Inc.	560,818

316,024	Cisco Systems, Inc.	6,203,551

10,963	Citrix Systems	714,897

17,760	Cognizant Technology Solutions Corporation, Class A	1,274,280

9,116	Computer Sciences Corporation	235,466

92,387	Corning Incorporated	1,189,021

89,768	Dell Inc., (2), (3)	1,546,703

67,541	eBay Inc., (3)	2,134,296

21,319	Electronic Arts Inc. (EA)	395,894

119,921	EMC Corporation, (2)	3,089,165

4,673	F5 Networks, Inc., (2)	559,545

10,191	Fidelity National Information Services	291,055

3,482	First Solar Inc., (2)	147,219

8,594	Fiserv, Inc.	540,477

10,235	FLIR Systems Inc.	263,551

14,852	Google Inc., Class A, (3)	8,615,794

6,807	Harris Corporation	279,087

116,804	Hewlett-Packard Company	3,268,176

299,336	Intel Corporation, (2)	7,908,457

69,285	International Business Machines Corporation (IBM)	13,344,291

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

17,551	Intuit, Inc.	$990,578

10,769	Jabil Circuit Inc.	244,026

14,541	JDS Uniphase Corporation, (3)	184,525

30,922	Juniper Networks Inc., (3)	647,197

9,797	KLA-Tencor Corporation	500,921

4,144	Lexmark International, Inc., Class A	144,626

13,389	Linear Technology Corporation	446,121

33,125	LSI Logic Corporation	250,756

6,268	MasterCard, Inc.	2,228,713

11,235	Microchip Technology Incorporated	414,684

55,251	Micron Technology, Inc., (2)	419,355

440,118	Microsoft Corporation	12,996,685

8,304	Molex Inc.	219,558

15,495	Motorola Mobility Holdings Inc., (3)	598,572

16,840	Motorola Solutions Inc.	781,544

21,080	Network Appliance Inc., (2), (3)	795,559

4,085	Novellus Systems, Inc.	192,608

35,898	NVIDIA Corporation, (3)	530,213

231,308	Oracle Corporation	6,522,886

18,959	Paychex, Inc.	597,209

98,814	QUALCOMM, Inc.	5,812,239

12,282	Red Hat, Inc.	569,516

16,753	SAIC, Inc., (2), (3)	215,444

7,995	Salesforce.com, Inc., (2), (3)	933,816

14,125	SanDisk Corporation, (3)	648,055

43,334	Symantec Corporation	744,911

20,585	TE Connectivity Limited	701,949

9,841	Teradata Corporation, (2), (3)	527,084

10,819	Teradyne Inc.	176,891

67,171	Texas Instruments Incorporated, (2)	2,174,997

10,682	Total System Services Inc.	229,022

9,350	VeriSign, Inc., (3)	346,511

29,898	Visa Inc.	3,008,935

13,743	Western Digital Corporation	499,558

36,397	Western Union Company	695,183

81,538	Xerox Corporation, (2)	631,920

15,428	Xilinx, Inc.	553,094

72,911	Yahoo! Inc.	1,127,933
	Total Information Technology	136,678,182
	Materials – 3.6%

12,373	Air Products & Chemicals Inc.	1,089,195

4,409	Airgas, Inc.	348,002

62,566	Alcoa Inc., (2)	635,671

6,253	Allegheny Technologies, Inc., (2)	283,824

9,925	Ball Corporation	389,656

82	Nuveen Investments

Shares	Description (1)	Value

	Materials (continued)

5,930	Bemis Company, Inc.	$185,490

3,844	CF Industries Holdings, Inc.	681,849

8,408	Cliffs Natural Resources Inc.	607,478

69,474	Dow Chemical Company, (2)	2,328,074

54,314	E.I. Du Pont de Nemours and Company	2,764,039

8,523	Eastman Chemical Company, (2)	428,877

14,082	Ecolab Inc.	851,116

4,601	FMC Corporation	426,421

55,723	Freeport-McMoRan Copper & Gold, Inc., (2)	2,574,960

5,157	International Flavors & Fragrances Inc.	287,812

25,927	International Paper Company	807,367

10,362	MeadWestvaco Corporation	305,057

32,463	Monsanto Company	2,663,589

14,691	Mosaic Company	822,255

29,107	Newmont Mining Corporation	1,789,498

18,617	Nucor Corporation	828,270

9,655	Owens-Illinois, Inc.	232,203

9,077	PPG Industries, Inc.	813,118

17,621	Praxair, Inc., (2)	1,871,350

9,788	Sealed Air Corporation	195,075

5,355	Sherwin-Williams Company	522,273

7,411	Sigma-Aldrich Corporation, (2)	504,244

1	Suncoke Energy	9

4,840	Titanium Metals Corporation	74,439

8,465	United States Steel Corporation, (2)	255,558

7,597	Vulcan Materials Company, (2)	333,204
	Total Materials	25,899,973
	Telecommunication Services – 2.6%

348,363	AT&T Inc., (2)	10,245,356

37,765	CenturyLink Inc., (2)	1,398,438

58,500	Frontier Communications Corporation, (2)	250,380

17,652	Metropcs Communications Inc.	156,044

176,110	Sprint Nextel Corporation	373,353

166,428	Verizon Communications Inc., (2)	6,267,678

30,961	Windstream Corporation, (2)	373,699
	Total Telecommunication Services	19,064,948
	Utilities – 3.4%

37,902	AES Corporation, (2), (3)	483,630

2,317	AGL Resources Inc.	96,179

14,240	Ameren Corporation	450,554

28,389	American Electric Power Company, Inc.	1,123,069

27,733	CenterPoint Energy, Inc.	512,229

14,814	CMS Energy Corporation	323,390

17,219	Consolidated Edison, Inc.	1,015,232

12,774	Constellation Energy Group	465,357

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Shares	Description (1)					Value

	Utilities (continued)

34,529	Dominion Resources, Inc.					$1,727,831

10,281	DTE Energy Company					547,052

78,346	Duke Energy Corporation					1,669,553

19,152	Edison International					785,998

10,354	Entergy Corporation					718,361

38,975	Exelon Corporation					1,550,426

24,585	FirstEnergy Corp.					1,037,979

4,730	Integrys Energy Group, Inc.					245,534

24,840	NextEra Energy Inc.					1,486,674

17,036	NiSource Inc.					387,228

10,739	Northeast Utilities					373,180

14,636	NRG Energy Inc., (2)					247,056

3,934	ONEOK, Inc.					327,151

13,744	Pepco Holdings, Inc.					270,207

23,860	PG&E Corporation					970,148

6,619	Pinnacle West Capital Corporation					312,814

32,629	PPL Corporation, (2)					906,760

17,343	Progress Energy, Inc.					942,245

29,739	Public Service Enterprise Group Incorporated					902,281

6,971	Scana Corporation, (2)					312,510

14,539	Sempra Energy					827,269

50,668	Southern Company					2,308,434

13,096	TECO Energy, Inc.					236,383

14,184	Wisconsin Energy Corporation					482,256

29,409	Xcel Energy, Inc.					782,279
	Total Utilities					24,827,249
	Total Common Stocks (cost $397,157,405)					698,114,398

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 17.3%

	Money Market Funds – 17.3%

126,131,206	Mount Vernon Securities Lending Prime Portfolio, 0.260%, (4), (5)					$126,131,206
	Total Investments Purchased with Collateral from Securities Lending (cost $126,131,206)					126,131,206

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 4.5%

	Money Market Funds – 3.6%

26,309,451	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$26,309,451
	U.S. Government and Agency Obligations – 0.9%

$6,400	U.S. Treasury Bills (7)	0.038%		3/01/12	Aaa	6,399,808
	Total Short-Term Investments (cost $32,709,348)					32,709,259
	Total Investments (cost $555,997,959) – 117.3%					856,954,863
	Other Assets Less Liabilities – (17.3)% (8)					(126,182,968)
	Net Assets – 100%					$730,771,895

84	Nuveen Investments

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Long	98	3/12	$32,050,900	$1,538,664

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$698,114,398	$—	$—	$698,114,398
Investments Purchased with Collateral from Securities Lending	126,131,206	—	—	126,131,206
Short-Term Investments	26,309,451	6,399,808	—	32,709,259
Derivatives:
Futures*	1,538,644	—	—	1,538,664
Total	$852,093,719	$6,399,808	$—	$858,493,527
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$1,538,664	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments.

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2012

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $570,701,297.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$346,917,034
Depreciation	(60,663,468)
Net unrealized appreciation (depreciation) of investments	$286,253,566

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of January 31, 2012.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

N/A	Not applicable.

86	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Consumer Discretionary – 18.8%

40,890	Amazon.com, Inc., (2)	$7,950,652

109,069	BorgWarner Inc., (2), (3)	8,139,819

14,780	Chipotle Mexican Grill, (2), (3)	5,428,546

78,196	Dollar Tree Stores Inc.	6,631,803

146,457	Gentex Corporation, (3)	3,935,300

119,228	Lululemon Athletica Inc., (3)	7,526,864

132,641	GNC Holdings Inc., Class A.	3,648,954

17,732	Priceline.com Incorporated, (3)	9,388,739

66,224	Ralph Lauren Corporation, (3)	10,066,048

222,612	Starbucks Corporation	10,669,793

109,702	TJX Companies, Inc.	7,475,094

84,354	Tupperware Corporation	5,300,805

65,260	Wynn Resorts Ltd, (3)	7,519,910

138,952	YUM! Brands, Inc.	8,799,830
	Total Consumer Discretionary	102,482,157
	Consumer Staples – 8.1%

110,111	Costco Wholesale Corporation, (3)	9,058,832

177,530	Estee Lauder Companies Inc., Class A, (3)	10,284,313

95,073	Mead Johnson Nutrition Company, Class A Shares	7,043,959

65,184	Monster Beverage Corporation, (3)	6,812,380

147,641	Whole Foods Market, Inc., (3)	10,929,863
	Total Consumer Staples	44,129,347
	Energy – 9.2%

34,576	Carbo Ceramics Inc.	3,362,516

213,939	Cobalt International Energy, Inc., (2)	4,287,338

56,016	Concho Resources Inc., (2)	5,974,667

113,691	National-Oilwell Varco Inc.	8,410,860

81,034	Occidental Petroleum Corporation	8,084,762

59,456	Pioneer Natural Resources Company	5,903,981

112,729	Schlumberger Limited, (3)	8,473,839

77,572	SM Energy Company	5,630,176
	Total Energy	50,128,139
	Financials – 3.3%

105,809	American Express Company	5,305,263

202,520	American Tower REIT Inc., (3)	12,862,045
	Total Financials	18,167,308
	Health Care – 10.5%

163,072	Agilent Technologies, Inc., (2), (3)	6,925,668

91,034	Alexion Pharmaceuticals Inc., (3)	6,987,770

123,688	Allergan, Inc.	10,873,412

112,280	Cerner Corporation, (2), (3)	6,836,729

62,324	Edwards Lifesciences Corporation, (2), (3)	5,152,325

152,193	Gilead Sciences, Inc.	7,433,106

67,606	Idexx Labs Inc., (2), (3)	5,718,792

80,561	Perrigo Company, (3)	7,701,632
	Total Health Care	57,629,434

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials – 13.5%

123,359	Boeing Company	$9,150,771

132,092	Cummins Inc., (3)	13,737,568

197,476	Danaher Corporation	10,369,465

92,741	Joy Global Inc.	8,410,681

81,398	Kansas City Southern Industries	5,587,159

66,674	Precision Castparts Corporation	10,913,200

96,292	United Technologies Corporation	7,544,478

41,162	W.W. Grainger, Inc., (3)	7,851,240
	Total Industrials	73,564,562
	Information Technology – 31.8%

137,098	Accenture Limited, Class A, (3)	7,861,199

102,246	Apple, Inc., (2)	46,673,254

182,335	ARM Holdings PLC, (3)	5,265,835

72,237	Check Point Software Technology Limited, (2)	4,066,221

295,865	EMC Corporation, (3)	7,621,482

49,256	F5 Networks, Inc., (3)	5,897,913

28,420	Google Inc., Class A, (2)	16,486,726

66,395	International Business Machines Corporation (IBM), (3)	12,787,677

34,148	MasterCard, Inc., Class A	12,142,004

263,996	QUALCOMM, Inc.	15,528,245

117,623	Red Hat, Inc.	5,454,179

122,559	Teradata Corporation, (2), (3)	6,564,260

103,192	VeriFone Holdings Inc., (2)	4,406,298

90,142	Visa Inc., Class A, (3)	9,071,891

85,651	VMware Inc., Class A	7,817,367

171,174	Xilinx, Inc., (3)	6,136,588
	Total Information Technology	173,781,139
	Materials – 3.7%

198,106	Freeport-McMoRan Copper & Gold, Inc., (3)	9,154,478

138,008	Monsanto Company	11,323,555
	Total Materials	20,478,033
	Total Common Stocks (cost $422,477,493)	540,360,119

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 31.0%

	Money Market Funds – 31.0%

169,189,067	Mount Vernon Securities Lending Prime Portfolio, 0.260% (4),(5)	$169,189,067
	Total Investments Purchased with Collateral from Securities Lending (cost $169,189,067)	169,189,067

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

6,820,022	First American Treasury Obligations Fund, Class Z, 0.000% (4)	$6,820,022
	Total Short-Term Investments (cost $6,820,022)	6,820,022
	Total Investments (cost $598,486,582) – 131.1%	716,369,208
	Other Assets Less Liabilities – (31.1)%	(169,846,939)
	Net Assets – 100%	$546,522,269

88	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$540,360,119	$—	$—	$540,360,119
Investments Purchased with Collateral from Securities Lending	169,189,067	—	—	169,189,067
Short-Term Investments	6,820,022	—	—	6,820,022
Total	$716,369,208	$—	$—	$716,369,208

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $601,479,064.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$121,163,976
Depreciation	(6,273,832)
Net unrealized appreciation (depreciation) of investments	$114,890,144

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 99.4%

	Consumer Discretionary – 20.6%

254,965	Arcos Dorados Holdings Inc, Class A	$5,481,748

264,572	Bed Bath and Beyond Inc., (2), (3)	16,059,520

210,675	BorgWarner Inc., (2), (3)	15,722,675

33,942	Chipotle Mexican Grill, Class A, (2), (3)	12,466,557

133,971	Deckers Outdoor Corporation, (2)	10,831,555

179,281	Dick’s Sporting Goods Inc.	7,388,170

317,502	Discovery Communications inc., Class A Shares, (2)	13,614,486

199,907	Dollar Tree Stores Inc.	16,954,113

395,950	Gentex Corporation, (3)	10,639,177

236,321	Lululemon Athletica Inc., (3)	14,918,945

362,640	GNC Holdings Inc., Class A.	9,976,226

1,467,431	Prada S.P.A.	7,019,933

33,443	Priceline.com Incorporated, (3)	17,707,400

113,653	Ralph Lauren Corporation, (3)	17,275,256

226,749	Tupperware Corporation	14,248,907

174,822	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	13,324,933

134,426	Wynn Resorts Ltd	15,489,908
	Total Consumer Discretionary	219,119,509
	Consumer Staples – 4.6%

148,459	Estee Lauder Companies Inc., Class A	8,600,230

136,723	Mead Johnson Nutrition Company, Class A Shares	10,129,807

153,009	Monster Beverage Corporation	15,990,971

188,547	Whole Foods Market, Inc., (3)	13,958,134
	Total Consumer Staples	48,679,142
	Energy – 8.6%

119,822	Carbo Ceramics Inc., (3)	11,652,690

489,096	Cobalt International Energy, Inc., (2)	9,801,484

179,537	Concho Resources Inc., (2), (3)	19,149,416

133,693	Core Laboratories NV, (3)	14,202,207

206,263	Pioneer Natural Resources Company	20,481,916

215,837	SM Energy Company	15,665,449
	Total Energy	90,953,162
	Financials – 5.2%

154,066	Affiliated Managers Group Inc., (2)	15,485,174

800,667	Blackstone Group LP, (3)	12,658,545

126,670	Digital Realty Trust Inc., (3)	8,975,836

453,378	Discover Financial Services	12,322,814

46,532	Intercontinental Exchange, Inc., (2)	5,326,983
	Total Financials	54,769,352
	Health Care – 12.9%

260,283	Agilent Technologies, Inc., (2)	11,054,219

296,360	Alexion Pharmaceuticals Inc.	22,748,594

516,290	AmerisourceBergen Corporation	20,119,821

341,690	Cerner Corporation, (2)	20,805,504

90	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

136,173	Edwards Lifesciences Corporation, (2)	$11,257,422

213,018	Idexx Labs Inc., (2), (3)	18,019,193

190,926	Perrigo Company, (3)	18,252,526

294,897	Valeant Pharmaceuticals International, (2)	14,299,556
	Total Health Care	136,556,835
	Industrials – 17.5%

266,101	AGCO Corporation, (2)	13,552,524

393,859	Ametek Inc.	18,511,373

81,497	Cummins Inc.	8,475,688

163,093	Gardner Denver, Inc., (3)	12,166,738

538,284	Hexcel Corporation, (3)	13,494,780

147,661	Joy Global Inc.	13,391,376

177,212	Kansas City Southern Industries	12,163,832

167,440	MSC Industrial Direct Inc., Class A	12,728,789

58,847	Polypore International Inc., (2)	2,240,894

163,253	Roper Industries Inc., (3)	15,246,198

462,103	Ryanair Holdings PLC, (3)	15,498,935

152,024	TransDigm Group Inc.	15,891,069

410,134	Verisk Analytics Inc, Class A Shares, (2)	16,434,069

85,027	W.W. Grainger, Inc.	16,218,050
	Total Industrials	186,014,315
	Information Technology – 21.1%

486,963	Altera Corporation, (3)	19,376,258

244,103	Ansys Inc., (2), (3)	14,765,790

463,935	ARM Holdings PLC, (3)	13,398,443

506,175	Avago Technologies Limtied	17,179,580

240,239	Check Point Software Technology Limited, (2), (3)	13,523,053

111,728	CommVault Systems, Inc., (2)	5,251,216

141,543	F5 Networks, Inc., (3)	16,948,359

185,779	FleetCor Technologies Inc.	6,314,628

256,042	Fortinet Inc., (2)	5,840,318

257,341	Fusion-io Inc., (2), (3)	5,947,151

103,269	LinkedInc Corporaation, Class A Shares, (2), (3)	7,450,858

155,348	Micros Systems, Inc.	7,722,349

159,000	NetSuite Inc., (2), (3)	6,658,920

339,896	Rackspace Hosting Inc., (3)	14,754,885

318,626	Red Hat, Inc.	14,774,688

157,667	Taleo Corporation, (2), (3)	5,677,589

371,045	Teradata Corporation, (2), (3)	19,873,170

435,792	VeriFone Holdings Inc., (2), (3)	18,608,318

289,245	Xilinx, Inc.	10,369,433
	Total Information Technology	224,435,006
	Materials – 6.2%

168,032	Agrium Inc., (3)	13,486,248

277,968	Albemarle Corporation	17,876,122

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Materials (continued)

395,778	Crown Holdings Inc.	$14,275,712

341,686	Ecolab Inc.	20,651,502
	Total Materials	66,289,584
	Telecommunication Services – 2.7%

227,070	Crown Castle International Corporation, (2)	11,008,354

392,385	SBA Communications Corporation, (2), (3)	17,939,841
	Total Telecommunication Services	28,948,195
	Total Common Stocks (cost $861,278,494)	1,055,765,100

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 25.3%

	Money Market Funds – 25.3%

269,157,863	Mount Vernon Securities Lending Prime Portfolio, 0.260% (4), (5)	$269,157,863
	Total Investments Purchased with Collateral from Securities Lending (cost $269,157,863)	269,157,863

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%

3,605,369	First American Treasury Obligations Fund, Class Z, 0.000% (4)	$3,605,369
	Total Short-Term Investments (cost $3,605,369)	3,605,369
	Total Investments (cost $1,134,041,726) – 125.0%	1,328,528,332
	Other Assets Less Liabilities – (25.0)%	(265,862,770)
	Net Assets – 100%	$1,062,665,562

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,055,765,100	$—	$—	$1,055,765,100
Investments Purchased with Collateral from Securities Lending	269,157,863	—	—	269,157,863
Short-Term Investments	3,605,369	—	—	3,605,369
Total	$1,328,528,332	$—	$—	$1,328,528,332

92	Nuveen Investments

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $1,134,372,130.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$210,210,500
Depreciation	(16,054,298)
Net unrealized appreciation (depreciation) of investments	$194,156,202

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.9%

	Consumer Discretionary – 13.3%

35,794	Arctic Cat, Inc., (3)	$1,068,093

47,884	Ascena Retail Group Inc., (2), (3)	1,693,657

36,851	Coinstar Inc., (2), (3)	1,832,600

87,956	Crocs, Inc.	1,672,923

150,073	Hhgregg Inc., (2), (3)	1,527,743

52,246	Mens Wearhouse Inc.	1,801,965

59,817	Penske Auto Group, Inc.	1,338,704

36,021	Sothebys Holdings Inc., (3)	1,207,784

115,792	Texas Roadhouse, Inc., (3)	1,755,407
	Total Consumer Discretionary	13,898,876
	Energy – 9.5%

86,961	Basic Energy Services, Inc., (2)	1,566,168

40,941	Berry Petroleum Company, (3)	1,842,754

65,008	Carrizo Oil & Gas, Inc., (3)	1,579,044

25,184	Dril Quip Inc., (3)	1,661,388

54,371	Energy XXI Limited Bermuda, (2), (3)	1,785,000

45,226	Oasis Petroleum Inc., (3)	1,525,925
	Total Energy	9,960,279
	Financials – 5.2%

59,035	Evercore Partners Inc.	1,664,197

38,713	EZCORP, Inc.	1,038,283

46,258	Home Bancshares, Inc.	1,205,483

42,158	Stifel Financial Corporation	1,520,217
	Total Financials	5,428,180
	Health Care – 19.4%

55,886	Align Technology, Inc., (2), (3)	1,316,674

80,586	Alkermes Inc., (2), (3)	1,515,823

49,670	Ariad Pharmaceuticals, Inc., (2), (3)	732,633

29,023	AthenaHealth Inc., (2), (3)	1,688,558

6,336	Cepheid, Inc., (2)	279,164

38,693	Cubist Pharmaceuticals Inc., (3)	1,579,448

19,734	Gen-Probe, Inc., (2)	1,320,797

17,933	Haemonetics Corporation	1,164,928

80,622	HealthSouth Corporation	1,555,198

43,321	HMS Holdings Corporation, (2)	1,430,026

28,915	ICU Medical, Inc., (2)	1,343,680

83,584	Impax Laboratories Inc., (2), (3)	1,577,230

20,604	Incyte Pharmaceuticals Inc., (2) (3)	364,691

11,356	Medivation, Inc., (2)	629,236

16,629	Onyx Pharmaceuticals Inc., (3)	680,791

53,983	PSS World Medical Inc., (2), (3)	1,310,167

38,144	Salix Pharmaceuticals Limited	1,838,541
	Total Health Care	20,327,585
	Industrials – 18.3%

54,263	Actuant Corporation	1,375,567

94	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

71,653	Altra Industrial Motion, Inc., (2), (3)	$1,375,021

170,662	CBIZ Inc., (2), (3)	1,070,051

44,512	ESCO Technologies Inc., (3)	1,338,476

49,883	General Cable Corporation, (3)	1,539,389

123,804	Interface, Inc.	1,645,355

74,755	MasTec Inc., (3)	1,217,759

72,541	Thermon Group Holdings Inc., (2)	1,270,918

40,352	Old Dominion Freight Line, (3)	1,719,802

100,960	Orbital Sciences Corporation, (3)	1,462,910

85,453	TrueBlue Inc., (2), (3)	1,410,829

49,720	United Rentals Inc., (3)	1,901,293

42,094	Woodward Governor Company	1,767,106
	Total Industrials	19,094,476
	Information Technology – 28.8%

60,041	Acme Packet, Inc., (3)	1,754,998

63,419	ADTRAN, Inc., (3)	2,196,200

67,060	Advent Software Inc., (2), (3)	1,760,325

69,471	International Rectifier Corporation, (3)	1,583,939

116,889	IXIA, (2)	1,427,215

37,344	Micros Systems, Inc.	1,856,370

47,226	MKS Instruments Inc.	1,423,864

50,623	National Instruments Corporation, (3)	1,362,265

591,081	Video Propulsion Inc., (2), (4)	—

117,946	Perficient, Inc., (2)	1,312,739

152,894	Photronics Inc.	1,048,853

41,704	Plantronics Inc., (3)	1,553,057

233,212	PMC-Sierra, Inc., (2)	1,515,878

75,553	Polycom Inc., (2)	1,507,282

122,043	Quest Software Inc., (2), (3)	2,483,575

91,605	Semtech Corporation	2,610,743

37,911	Taleo Corporation, (2), (3)	1,365,175

106,465	Teradyne Inc., (3)	1,740,703

72,643	Vocus, Inc., (2), (3)	1,668,610
	Total Information Technology	30,171,791
	Materials – 2.4%

42,788	H.B. Fuller Company	1,224,594

29,317	Schnitzer Steel Industries, Inc.	1,279,102
	Total Materials	2,503,696
	Total Common Stocks (cost $88,932,071)	101,384,883

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 49.3%

	Money Market Funds – 49.3%

51,645,100	Mount Vernon Securities Lending Prime Portfolio, 0.260% (5), (6)	$51,645,100
	Total Investments Purchased with Collateral from Securities Lending (cost $51,645,100)	51,645,100

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.8%

	Money Market Funds – 3.8%

4,005,313	First American Treasury Obligations Fund, Class Z, 0.000% (5)	$4,005,313
	Total Short-Term Investments (cost $4,005,313)	4,005,313
	Total Investments (cost $144,582,484) – 150.0%	157,035,296
	Other Assets Less Liabilities – (50.0)%	(52,320,668)
	Net Assets – 100%	$104,714,628

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$101,384,883	$—	$—	*	$101,384,883
Investments Purchased with Collateral from Securities Lending	51,645,100	—	—		51,645,100
Short-Term Investments	4,005,313	—	—		4,005,313
Total	$157,035,296	$—	$—	*	$157,035,296
*	Level 3 security has a market value of zero.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$	—*
Gains (losses):
Net realized gains (losses)		—
Net change in unrealized appreciation (depreciation)		—
Purchases at cost		—
Sales at proceeds		—
Net discounts (premiums)		—
Transfers in to		—
Transfers out of		—
Balance at the end of period	$	—*
*	Level 3 security has a market value of zero.

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

96	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $145,954,256.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$15,114,719
Depreciation	(4,033,679)
Net unrealized appreciation (depreciation) of investments	$11,081,040

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen International Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 79.7%

	Australia – 2.2%

13,050	APA Group	$66,502

14,644	Australian Infrastructure Fund	31,249

10,644	DUET Group	20,454

200,261	Incitec Pivot	682,469

4,902	Macquarie Atlas Roads Group, (2)	8,223

7,230	QR National	28,477

39,508	SP AusNet	40,476

9,636	Spark Infrastructure Group	13,657

15,503	Sydney Airport	43,945

45,413	Transurban Group	264,688

20,134	Woodside Petroleum	731,248

28,731	WorleyParsons	832,407
	Total Australia	2,763,795
	Austria – 0.0%

354	Flughafen Wien	13,021

909	Oesterreichische Post	29,666
	Total Austria	42,687
	Belgium – 0.6%

13,041	Anheuser-Busch InBev	790,733

398	Elia System Operator	15,134
	Total Belgium	805,867
	Brazil – 1.0%

17,739	Companhia de Concessoes Rodoviarias	123,458

220	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR, (2)	14,496

17,769	Companhia Energetica de Minas Gerais – ADR	359,645

693	Companhia Energetica do Ceara-Coelce, Class A	13,458

459	Companhia Paranaense de Energia-Copel – ADR	10,507

5,651	EcoRodovias Infraestructura e Logistica	39,782

8,380	Energias do Brasil	195,207

19,525	Itau Unibanco Holding – ADR	389,719

1,436	Santos Brasil Participacoes	22,166

4,242	Wilson Sons – BDR	63,125
	Total Brazil	1,231,563
	Canada – 5.5%

10,045	Agrium	806,212

1,175	ATCO, Class I	69,947

12,092	Bank of Nova Scotia	620,561

2,992	Brookfield Renewable Energy, (2)	78,239

26,832	Cameco	624,381

493	Canadian Utilities, Class A	29,677

18,361	Cenovus Energy	670,020

1,905	Emera	61,613

10,683	Enbridge	401,253

26,260	EnCana	503,096

98	Nuveen Investments

Shares	Description (1)	Value

	Canada (continued)

1,344	Fortis	$44,755

2,140	Keyera	100,224

35,730	Kinross Gold, (3)	403,731

125,812	Lundin Mining, (2)	636,149

49,508	Manulife Financial	580,234

908	Pembina Pipeline	24,287

22,102	Suncor Energy	762,519

825	TransCanada	33,866

991	Veresen	14,904

3,849	Westshore Terminals Investment	94,929

21,367	Yamana Gold	369,008
	Total Canada	6,929,605
	Chile – 0.3%

11,477	Empresa Electrica Del Norte Grande	33,086

1,048	Empresa Nacional de Electrcidad – ADR	49,141

872	Enersis – ADR	15,966

3,875	Inversiones Aguas Metropolitanas	6,047

4,381	Sociedad Quimica y Minera de Chile – ADR	257,340
	Total Chile	361,580
	China – 1.5%

340,000	Agile Property Holdings	379,225

15,301	Anhui Expressway	9,273

60,527	China Suntien Green Energy, Class H	11,239

12,803	ENN Energy Holdings	38,878

647,000	Industrial & Commercial Bank of China, Class H	453,008

9,804	New Oriental Education & Technology Group – ADR, (2)	233,531

45,500	Ping An Insurance	360,231

16,300	Tencent Holdings	398,709

16,788	Zhejiang Expressway, Class H	11,776
	Total China	1,895,870
	Czech Republic – 0.0%

32	CEZ	1,293
	Denmark – 0.5%

4,826	Novo Nordisk, Class B	570,627
	Finland – 0.5%

121,426	Nokia Oyj	606,415
	France – 3.0%

851	Aeroports de Paris	62,837

13,283	Alstom	506,300

35,036	AXA	531,841

29,631	Carrefour	676,339

8,450	Danone	521,535

945	Eutelsat Communications	35,074

4,347	L’oreal	462,334

1,324	Rubis	71,456
16,077	Total SA	849,694
	Total France	3,717,410

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Germany – 7.1%

19,552	Adidas	$1,408,665

32,235	Aixtron	434,508

10,876	Allianz	1,195,862

2,651	BASF	203,827

9,237	Bayer	646,892

6,043	BMW	516,876

10,130	Deutsche Boerse, (2)	596,272

33,081	E.ON	707,271

3,483	Fraport Frankfurt Airport	208,570

8,800	Henkel KGAA	542,734

8,097	SAP	489,209

8,402	Siemens	792,832

24,971	Symrise	711,241

5,039	Wacker Chemie	461,848
	Total Germany	8,916,607
	Hong Kong – 2.3%

6,271	Beijing Enterprises Holdings	36,387

49,240	Cheung Kong Holdings	662,857

35,954	Cheung Kong Infrastructure Holdings	204,682

89,616	China Everbright International	38,480

23,223	China Merchants Holdings International	77,257

230,000	China Resources Land	406,303

178,000	China Unicom	327,755

96,156	Guangdong Investment	55,670

27,478	Hong Kong & China Gas	65,194

304,000	Li & Fung	664,815

129,497	Li Ning	133,583

22,063	MTR	73,542

13,486	Power Assets Holdings	97,294

32,540	Towngas China	18,797
	Total Hong Kong	2,862,616
	India – 0.3%

883	GAIL India – GDR	40,088

11,128	HDFC Bank – ADR	345,302

15,164	Power Grid	31,926
	Total India	417,316
	Ireland – 2.0%

28,132	Covidien	1,448,798

32,255	CRH	638,771

32,249	WPP	378,847
	Total Ireland	2,466,416
	Israel – 0.8%

13,973	Nice Systems – ADR, (2)	502,469

11,727	Teva Pharmaceutical Industries – ADR	529,240
	Total Israel	1,031,709

100	Nuveen Investments

Shares	Description (1)	Value

	Italy – 1.6%

9,487	Atlantia	$147,672

1,258	Autostrada Torino-Milano	11,683

58,871	Enel Green Power	240,720

23,811	Hera	33,326

4,768	IREN	4,431

109,500	Prada, (2)	523,829

21,578	Saipem	1,009,890

5,491	Societa Inizative Autostradali e Servizi	39,216
	Total Italy	2,010,767
	Japan – 14.4%

42,439	AMADA	293,432

39,749	Canon	1,715,747

4,100	FANUC	689,071

140	INPEX	955,130

3,639	Japan Airport Terminal	50,417

2,867	Kamigumi	25,240

1,731	Keyence	431,273

31,600	KOMATSU	890,953

52,904	Mitsubishi	1,207,033

33,805	Mitsui Sumitomo Insurance Group	693,220

5,577	Nintendo	756,575

36,805	NKSJ Holdings	800,613

729	Rakuten	735,504

15,550	SECOM	727,312

7,406	SMC	1,285,507

13,439	Sugi Holdings	375,382

49,475	Sumitomo Metal Mining	713,370

325,092	Sumitomo Mitsui Trust	1,015,113

60,786	Suzuki Motor	1,386,068

11,600	TERUMO	556,258

240,816	The Bank of Yokohama	1,115,298

24,737	THK	531,609

32,300	Toyota Motor	1,190,803
	Total Japan	18,140,928
	Lebanon – 0.0%

	Equatorial Energia	56,959
	Luxembourg – 0.6%

6,641	Millicom International Cellular	656,534

6,091	SES	143,810
	Total Luxembourg	800,344
	Malaysia – 0.2%

98,992	Sime Darby Berhad	297,432
	Mexico – 0.3%

29,891	OHL Mexico, (2)	48,343

11,975	Wal-Mart de Mexico – ADR	369,189
	Total Mexico	417,532

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2012

Shares		Description (1)	Value

		Netherlands – 1.1%

28,662		Heineken	$1,324,188

1,119		Koninklijke Vopak	60,802
		Total Netherlands	1,384,990
		New Zealand – 0.1%

11,209		Auckland International Airport	22,720

21,497		Infratil	33,279

9,036		Port of Tauranga	77,888
		Total New Zealand	133,887
		Norway – 1.6%

3,673		Hafslund, Class B, (3)	36,311

180,390		Norsk Hydro, (3)	953,143

62,368		Telenor ASA, (3)	1,016,789
		Total Norway	2,006,243
		Philippines – 0.1%

74,571		International Container Terminal Services	97,463
		Portugal – 0.3%

6,688		Brisa Auto-Estradas de Portugal	19,596

125,214		Energias de Portugal	365,405
		Total Portugal	385,001
		Singapore – 1.4%

89,478		CitySpring Infrastructure Trust	26,320

34,490		ComfortDelGro	40,718

65,928		DBS Group Holdings	710,199

1,027,306		Golden Agri-Resources	600,286

45,580		Hutchison Port Holdings Trust	34,185

5,160		Hyflux	5,641

27,016		Parkway Life – REIT	38,123

1,505		SembCorp Industries	5,719

29,742		Singapore Airport Terminal Services	54,147

104,357		Singapore Post	80,890

19,718		Singapore Telecommunications	48,595

62,462		SMRT	86,404
		Total Singapore	1,731,227
		South Africa – 0.8%

56,428		MTN Group	961,017
		South Korea – 0.6%

981		Hyundai Mobis, (2)	241,899

1,012		Samsung Electronics – GDR	498,635
		Total South Korea	740,534
		Spain – 1.1%

4,775		Abertis Infraestructuras	80,447

59,470		Banco Santander	462,847

18,725		Ferrovial	219,214

30,687		Grifols, (2)	559,952

—	(6)	Grifols, Class B, (2)	4
		Total Spain	1,322,464

102	Nuveen Investments

Shares	Description (1)	Value

	Sweden – 0.7%

90,117	Ericsson	$837,913
	Switzerland – 9.1%

37,428	ABB	781,495

14,130	Adecco	669,736

9,787	Compagnie Financiere Richemont	553,941

34,599	Foster Wheeler, (2)	777,094

10,838	Holcim	617,548

31,906	Nestle	1,828,399

34,435	Noble	1,199,715

18,032	Novartis	975,550

13,591	Roche Holding	2,300,356

29,349	UBS, (2)	399,503

80,506	Xstrata	1,363,122
	Total Switzerland	11,466,459
	Taiwan – 0.7%

34,000	Hiwin Technologies	314,288

157,200	Hon Hai Precision Industry	506,334
	Total Taiwan	820,622
	Turkey – 0.5%

189,340	Turkiye Garanti Bankasi	684,111
	United Kingdom – 13.3%

46,421	Anglo American	1,919,456

56,579	ARM Holdings	543,412

40,774	BG Group	915,584

20,533	BHP Billiton	686,914

18,599	BP – ADR	853,880

42,821	British Sky Broadcasting Group	465,592

7,946	Centrica	36,737

58,396	Diageo	1,290,123

69,329	GlaxoSmithKline	1,540,402

16,738	HSBC Holdings – ADR	700,151

5,890	National Grid – ADR	293,852

2,463	Pennon Group	26,994

72,153	Prudential	796,457

77,422	Rolls Royce Holdings	897,319

21,452	Schroders	490,158

4,402	Scottish & Southern Energy	84,835

47,063	Standard Chartered	1,137,640

135,851	Tesco	684,179

4,420	United Utilities Group	41,929

46,971	Vedanta Resources	884,500

40,148	Vodafone Group – ADR	1,087,609

33,514	Willis Group Holdings	1,302,689
	Total United Kingdom	16,680,412

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	United States – 3.6%

1,234	American Electric Power	$48,817

222	American States Water	8,030

5,299	American Tower, Class A	336,539

748	American Water Works	25,230

1,598	Aqua America	35,252

1,128	Atmos Energy	36,558

507	Boardwalk Pipeline Partners	13,968

5,702	Brookfield Infrastructure Partners	166,327

11,915	Bunge	682,372

2,471	CenterPoint Energy	45,639

475	Chesapeake Utilities	20,435

244	Digital Realty Trust – REIT	17,290

2,891	Dominion Resources	144,666

4,255	El Paso	114,332

1,275	Exelon	50,720

26	Holly Energy Partners	1,437

728	ITC Holdings	53,661

969	Kinder Morgan	31,463

503	Middlesex Water Company	9,502

5,522	NiSource	125,515

2,566	OGE Energy	135,639

184	ONEOK	15,301

1,221	Pepco Holdings	24,005

10,446	Philip Morris International	781,047

118	Piedmont Natural Gas	3,885

462	Pinnacle West Capital	21,834

7,876	PPL	218,874

8,665	Questar	167,061

5,296	Schlumberger	398,100

705	Southern	32,120

5,693	Spectra Energy	179,273

1,639	Standard Parking, (2)	28,978

2,198	UIL Holdings	76,007

785	Unitil	21,690

6,462	Waste Connections	208,787

3,239	Williams	93,348

920	Williams Partners	57,399

2,617	Xcel Energy	69,612
	Total United States	4,500,713
	Total Common Stocks (cost $99,715,335)	100,098,394
	EXCHANGE-TRADED FUNDS – 6.8%

	United States – 6.8%

97,640	iShares MSCI Malysia Index Fund	1,377,700

55,000	iShares S&P Global Energy Sector Index Fund	2,164,800

62,478	Market Vectors Agribusiness	3,206,371

104	Nuveen Investments

Shares	Description (1)					Value

	United States (continued)

31,966	Market Vectors Gold Miners					$1,804,800
	Total Exchange-Traded Funds (cost $9,142,530)					8,553,671
	RIGHTS – 0.0%

	Spain – 0.0%

59,432	Banco Santander, (2)					9,951
	Total Rights (cost $0)					9,951

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 12.2%

	Money Market Funds – 5.2%

6,534,227	State Street Institutional Liquid Reserves Fund	0.160%	(4)	N/A	N/A	$6,534,227
	U.S. Government and Agency Obligations – 7.0%
$1,032	U.S. Treasury Bill, (5)	0.040%		3/08/12	Aaa	1,031,959
1,000	U.S. Treasury Bill, (5)	0.085%		8/23/12	Aaa	999,519
6,740	U.S. Treasury Bill, (5)	0.037%		3/01/12	Aaa	6,739,798
$8,772	Total U.S. Government and Agency Obligations					8,771,276
	Total Short-Term Investments (cost $15,305,885)					15,305,503
	Total Investments (cost $124,163,750) – 98.7%					123,967,519
	Other Assets Less Liabilities – 1.3%, (8)					1,682,957
	Net Assets – 100.0%					$125,650,476

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	44	2/12	$3,653,525	$(16,929)
CAC 40 10 Euro Index	Long	15	3/12	648,169	2,247
E-Mini MSCI Emerging Market Index	Long	75	3/12	3,822,000	387,589
FTSE JSE Top 40	Short	(120)	3/12	(4,632,852)	(194,627)
FTSE 100 Index	Long	146	3/12	12,986,086	442,600
Great Butlan Index	Short	(9)	3/12	(885,881)	(13,987)
H-Shares Index	Long	19	2/12	1,382,500	(11,350)
Kospi2 Index	Short	(40)	3/12	(4,597,855)	(392,772)
Mexican Bolsa Index	Short	(169)	3/12	(4,878,324)	(50,109)
MSCI Singapore Index	Long	5	2/12	264,896	2,357
NASDAQ 100	Short	(25)	3/12	(1,232,125)	(86,925)
Nikkei 225 Index	Long	261	3/12	11,497,050	266,350
OMXS 30 Index	Long	292	2/12	4,433,120	(20,384)
Russell 2000 Mini Index	Short	(110)	3/12	(8,703,200)	(677,435)
S&P 500 Index	Short	(9)	3/12	(2,943,450)	(177,786)
S&P TSE 60	Short	(48)	3/12	(6,779,455)	(343,123)
SGX S&P CNX Nifty	Short	(45)	2/12	(470,700)	(18,956)
SPI 200	Long	104	3/12	11,664,986	134,509
					$(768,731)

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$97,688,420	$2,409,974	$—	$100,098,394
Exchange-Traded Funds	8,553,671	—	—	8,553,671
Rights	—	9,951	—	9,951
Short-Term Investments	6,534,227	8,771,276	—	15,305,503
Derivatives:
Futures Contracts**	(768,731)	—	—	(768,731)
Total	$112,007,587	$11,191,201	$—	$123,198,788

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$1,235,652	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$2,004,383
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

106	Nuveen Investments

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $124,718,640.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$10,394,368
Depreciation	(11,145,489)
Net unrealized appreciation (depreciation) of investments	$(751,121)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of January 31, 2012.

(6)	Shares rounds to less than 1.

(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at January 31, 2012.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

REIT	Real Estate Investment Trust.

N/A	Not applicable.

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen International Select Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 85.1%

	Argentina – 0.4%

58,254	YPF Sociedad Anonima	$2,038,890
	Australia – 1.9%

51,382	APA Group	261,839

57,731	Australian Infrastructure Fund	123,193

42,665	BHP Billiton	1,697,668

41,959	DUET Group	80,628

536,704	Incitec Pivot	1,829,032

19,379	Macquarie Atlas Roads Group, (2)	32,506

28,505	QR National	112,273

115,329	SP AusNet	118,154

37,915	Spark Infrastructure Group	53,737

61,002	Sydney Airport	172,917

178,828	Transurban Group	1,042,292

61,446	Woodside Petroleum	2,231,660

87,688	WorleyParsons	2,540,534
	Total Australia	10,296,433
	Austria – 0.0%

1,393	Flughafen Wien	51,238

3,576	Oesterreichische Post	116,705
	Total Austria	167,943
	Belgium – 0.4%

33,997	Anheuser-Busch InBev	2,061,388

1,569	Elia System Operator	59,661
	Total Belgium	2,121,049
	Brazil – 7.6%

380,243	Banco do Brasil	5,917,358

211,140	Cielo	6,289,971

46,300	Companhia de Bebidas das Americas – ADR	1,684,857

269,830	Companhia de Concessoes Rodoviarias	1,877,938

863	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR, (2)	56,863

2,732	Companhia Energetica do Ceara-Coelce, Class A	53,054

209,035	Companhia Energetica de Minas Gerais – ADR	4,230,868

1,810	Companhia Paranaense de Energia-Copel – ADR	41,431

208,500	Companhia Siderurgica Nacional – ADR	2,141,295

22,245	EcoRodovias Infraestructura e Logistica	156,601

33,037	Energias do Brasil	769,578

93,426	Itau Unibanco Holding – ADR	1,864,783

104,200	Natura Cosmeticos	2,231,664

331,030	Redecard	5,968,089

5,650	Santos Brasil Participacoes	87,214

162,995	Souza Cruz	2,121,398

167,300	Vale – ADR	4,232,690

16,725	Wilson Sons – BDR	248,884
	Total Brazil	39,974,536

108	Nuveen Investments

Shares	Description (1)	Value

	Canada – 4.4%

26,919	Agrium	$2,160,519

4,632	ATCO, Class I	275,740

36,903	Bank of Nova Scotia	1,893,862

11,776	Brookfield Renewable Energy, (2)	307,935

88,385	Cameco	2,056,719

1,943	Canadian Utilities, Class A	116,964

49,217	Cenovus Energy	1,796,001

7,503	Emera	242,667

42,038	Enbridge	1,578,947

70,377	EnCana	1,348,302

105,500	First Quantum Minerals	2,310,542

5,288	Fortis	176,091

8,423	Keyera	394,479

95,770	Kinross Gold, (3)	1,082,152

337,180	Lundin Mining, (2)	1,704,899

151,096	Manulife Financial	1,770,845

3,576	Pembina Pipeline	95,650

67,458	Suncor Energy	2,327,301

3,251	TransCanada	133,454

3,901	Veresen	58,669

15,141	Westshore Terminals Investment	373,429

57,259	Yamana Gold	988,863
	Total Canada	23,194,030
	Chile – 0.3%

45,244	Empresa Electrica Del Norte Grande	130,431

4,123	Empresa Nacional de Electrcidad – ADR	193,327

3,427	Enersis – ADR	62,748

15,251	Inversiones Aguas Metropolitanas	23,799

21,855	Sociedad Quimica y Minera de Chile – ADR	1,283,763
	Total Chile	1,694,068
	China – 2.5%

1,674,000	Agile Property Holdings	1,867,123

60,339	Anhui Expressway	36,568

1,931,350	China Construction Bank, Class H	1,546,514

238,283	China Suntien Green Energy, Class H	44,244

50,382	ENN Energy Holdings	152,992

2,953,000	Industrial & Commercial Bank of China, Class H	2,067,591

21,700	NetEase.com – ADR, (2)	1,037,911

53,239	New Oriental Education & Technology Group – ADR, (2)	1,268,153

227,500	Ping An Insurance	1,801,155

81,000	Tencent Holdings	1,981,316

249,500	Weichai Power, Class H	1,336,728

66,203	Zhejiang Expressway, Class H	46,438
	Total China	13,186,733

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Czech Republic – 0.0%

124	CEZ	$5,009
	Denmark – 0.3%

12,395	Novo Nordisk, Class B	1,465,586
	Egypt – 0.8%

370,485	Commercial International Bank	1,450,352

32,558	Eastern Tobacco	496,917

23,297	Mobinil	404,804

45,175	Orascom Construction Industries	1,875,566
	Total Egypt	4,227,639
	Finland – 0.3%

325,499	Nokia Oyj	1,625,579
	France – 2.1%

3,347	Aeroports de Paris	247,140

35,610	Alstom	1,357,326

90,054	AXA	1,367,007

79,404	Carrefour	1,812,426

27,469	CFAO	936,713

22,770	DANONE	1,405,366

3,721	Eutelsat Communications	138,108

11,649	L’oreal	1,238,954

5,214	Rubis	281,399

43,073	Total SA	2,276,474
	Total France	11,060,913
	Germany – 4.6%

44,521	Adidas	3,207,607

106,176	Aixtron	1,431,189

29,144	Allianz	3,204,506

7,111	BASF	546,742

23,843	Bayer	1,669,790

17,524	BMW	1,498,881

26,190	Deutsche Boerse, (2)	1,541,596

90,698	E.ON	1,939,122

13,705	Fraport Frankfurt Airport	820,687

23,586	Henkel KGAA	1,454,650

21,703	SAP	1,311,264

22,515	Siemens	2,124,568

66,930	Symrise	1,906,345

15,787	Wacker Chemie	1,446,952
	Total Germany	24,103,899
	Hong Kong – 2.7%

24,727	Beijing Enterprises Holdings	143,478

130,963	Cheung Kong Holdings	1,762,993

141,479	Cheung Kong Infrastructure Holdings	805,423

353,302	China Everbright International	151,702

2,088,000	China Longyuan Power, Class H	1,585,796

110	Nuveen Investments

Shares	Description (1)	Value

	Hong Kong (continued)

91,690	China Merchants Holdings International	$305,030

9,900	China Mobile Limited	505,692

1,122,000	China Resources Land	1,982,051

858,000	China Unicom	1,579,854

378,369	Guangdong Investment	219,060

108,118	Hong Kong & China Gas	256,518

2,458,000	Huabao International Holdings	1,670,298

926,000	Li & Fung	2,025,062

346,318	Li Ning	357,245

86,812	MTR	289,362

53,170	Power Assets Holdings	383,591

128,051	Towngas China	73,971
	Total Hong Kong	14,097,126
	Hungary – 0.4%

122,458	OTP Bank	2,184,375
	India – 2.0%

172,631	Bank of India	1,203,302

352,945	Bharat Heavy Electricals	1,788,816

3,482	GAIL India – GDR	158,083

52,971	HDFC Bank – ADR	1,643,690

17,400	Infosys Technologies – ADR	956,826

158,123	Jindal Steel & Power	1,732,493

59,780	Power Grid	125,859

144,748	Punjab National Bank	2,755,174
	Total India	10,364,243
	Indonesia – 1.8%

1,401,566	Bank of Mandiri	1,044,549

2,732,500	Perusahaan Gas Negara	1,025,827

1,360,800	Semen Gresik Persero	1,710,461

547,700	Tambang Batubara Bukit Asam	1,227,603

98,500	Telekomunikasi Indonesia – ADR	3,019,025

431,519	United Tractors	1,360,858
	Total Indonesia	9,388,323
	Ireland – 1.3%

75,390	Covidien	3,882,585

86,430	CRH	1,711,642

86,427	WPP	1,015,306
	Total Ireland	6,609,533
	Israel – 0.6%

45,677	Nice Systems – ADR, (2)	1,642,545

35,349	Teva Pharmaceutical Industries – ADR	1,595,300
	Total Israel	3,237,845
	Italy – 1.1%

37,357	Atlantia	581,489

4,957	Autostrada Torino-Milano	46,036

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Italy (continued)

157,780	Enel Green Power	$645,154

93,870	Hera	131,381

18,771	IREN	17,445

279,800	Prada, (2)	1,338,514

56,801	Saipem	2,658,391

22,043	Societa Iniziative Autostradali e Servizi	157,429
	Total Italy	5,575,839
	Japan – 9.2%

111,249	AMADA	769,197

105,146	Canon	4,538,577

10,700	FANUC	1,798,308

380	INPEX	2,592,495

14,317	Japan Airport Terminal	198,357

11,295	Kamigumi	99,435

4,456	Keyence	1,110,199

84,600	KOMATSU	2,385,272

141,598	Mitsubishi	3,230,633

90,545	Mitsui Sumitomo Insurance Group	1,856,755

14,766	Nintendo	2,003,155

98,634	NKSJ Holdings	2,145,568

1,954	Rakuten	1,971,433

41,546	SECOM	1,943,210

20,075	SMC	3,484,548

35,883	Sugi Holdings	1,002,295

132,585	Sumitomo Metal Mining	1,911,715

869,529	Sumitomo Mitsui Trust	2,715,139

162,790	Suzuki Motor	3,712,005

31,100	TERUMO	1,491,347

643,521	The Bank of Yokohama	2,980,358

66,296	THK	1,424,729

86,800	Toyota Motor	3,200,052
	Total Japan	48,564,782
	Lebanon – 0.0%

31,836	Equatorial Energia	224,120
	Luxembourg – 0.6%

17,172	Millicom International Cellular	1,697,636

27,255	Oriflame Cosmetics – SDR	867,032

23,977	SES	566,102
	Total Luxembourg	3,130,770
	Malaysia – 0.3%

61,800	British American Tobacco	1,003,590

265,280	Sime Darby Berhad	797,061
	Total Malaysia	1,800,651
	Mexico – 1.9%

90,400	America Movil, Series L – ADR	2,098,183

112	Nuveen Investments

Shares	Description (1)	Value

	Mexico (continued)

28,900	Desarrolladora Homex – ADR, (2)	$583,780

921,717	Grupo Mexico, Series B	2,933,998

70,400	Grupo Televisa – ADR	1,388,288

182,700	Kimberly-Clark de Mexico, Series A	1,037,264

117,679	OHL Mexico, (2)	190,322

57,352	Wal-Mart de Mexico – ADR	1,768,162
	Total Mexico	9,999,997
	Netherlands – 0.7%

76,823	Heineken	3,549,233

4,405	Koninklijke Vopak	239,351
	Total Netherlands	3,788,584
	New Zealand – 0.1%

44,180	Auckland International Airport	89,551

84,746	Infratil	131,194

35,571	Port of Tauranga	306,614
	Total New Zealand	527,359
	Norway – 1.0%

9,499	Hafslund, Class B, (3)	93,905

490,454	Norsk Hydro, (3)	2,591,456

160,841	Telenor ASA, (3)	2,622,199
	Total Norway	5,307,560
	Philippines – 0.8%

293,434	International Container Terminal Services	383,513

59,400	Philippine Long Distance Telephone – ADR	3,773,088
	Total Philippines	4,156,601
	Portugal – 0.2%

26,313	Brisa Auto-Estradas de Portugal	77,098

335,571	Energias de Portugal	979,279
	Total Portugal	1,056,377
	Russia – 2.4%

176,187	Gazprom OAO – ADR	2,131,863

21,100	LUKOIL – ADR	1,235,405

43,971	Magnit – GDR	958,621

162,450	Mobile TeleSystems – ADR	2,722,662

1,034,579	Sberbank	3,093,391

408,336	TNK-BP Holding, (3)	1,176,267

36,824	Uralkali – GDR, Class S, (3)	1,308,725
	Total Russia	12,626,934
	Singapore – 1.0%

352,744	CitySpring Infrastructure Trust	103,761

135,705	ComfortDelGro	160,211

176,140	DBS Group Holdings	1,897,442

2,753,076	Golden Agri-Resources	1,608,706

179,371	Hutchison Port Holdings Trust	134,528

20,344	Hyflux	22,239

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2012

Shares		Description (1)	Value

		Singapore (continued)

105,762		Parkway Life – REIT	$149,245

5,922		SembCorp Industries	22,504

117,271		Singapore Airport Terminal Services	213,500

411,439		Singapore Post	318,920

77,590		Singapore Telecommunications	191,222

245,981		SMRT	340,269
		Total Singapore	5,162,547
		South Africa – 3.5%

104,097		Bidvest Group	2,233,911

4,882		Kumba Iron Ore	334,732

32,338		Massmart Holdings	727,709

151,240		MTN Group	2,575,746

291,390		Murray & Roberts Holdings	998,485

79,661		Nedbank Group	1,594,720

334,892		Pretoria Portland Cement	1,210,921

323,420		Sanlam	1,248,011

168,305		Shoprite Holdings	2,797,946

94,427		Standard Bank Group	1,293,787

53,703		Tiger Brands	1,730,408

185,636		Truworths International	1,856,336

6,845		Vodacom Group	84,325
		Total South Africa	18,687,037
		South Korea – 4.7%

22,665		Hite Jinro	504,408

10,478		Hyundai Mobis, (2)	2,583,706

59,770		KB Financial Group	2,266,612

323,002		Korea Life Insurance	2,211,141

47,860		KT&G	3,348,730

10,351		NHN	1,953,454

4,739		Samsung Electronics – GDR	2,335,013

3,859		Samsung Electronics – GDR	3,802,833

101,306		Shinhan Financial Group – ADR	4,035,647

52,357		Woongjin Coway, (2)	1,894,612
		Total South Korea	24,936,156
		Spain – 0.8%

18,792		Abertis Infraestructuras	316,600

159,384		Banco Santander	1,240,467

73,679		Ferrovial	862,560

89,326		Grifols, (2)	1,629,951

—	(6)	Grifols, Class B, (2)	3
		Total Spain	4,049,581
		Sweden – 0.4%

241,583		Ericsson	2,246,251

114	Nuveen Investments

Shares	Description (1)	Value

	Switzerland – 5.8%

96,767	ABB	$2,020,491

36,531	Adecco	1,731,502

25,305	Compagnie Financiere Richemont	1,432,255

92,733	Foster Wheeler, (2)	2,082,783

28,020	Holcim	1,596,577

84,951	Nestle	4,868,186

92,290	Noble	3,215,384

48,327	Novartis	2,614,541

36,124	Roche Holding	6,114,198

78,656	UBS, (2)	1,070,679

215,607	Xstrata	3,650,642
	Total Switzerland	30,397,238
	Taiwan – 2.1%

180,000	Hiwin Technologies	1,663,878

1,257,497	Hon Hai Precision Industry	4,050,342

101,706	HTC	1,668,883

122,150	MediaTek	1,166,282

975,961	Taiwan Semiconductor Manufacturing	2,589,369
	Total Taiwan	11,138,754
	Thailand – 1.1%

88,000	Banpu Public	1,661,827

703,400	CP ALL	1,330,603

269,800	Kasikornbank	1,155,974

38,400	PTT Exploration and Production Public Company	219,783

110,700	Siam Cement	1,446,170
	Total Thailand	5,814,357
	Turkey – 1.9%

377,681	Akbank T.A.S.	1,419,876

413,264	Koc Holding	1,609,470

216,000	Turkcell Iletisim Hizmetleri – ADR	2,784,240

507,420	Turkiye Garanti Bankasi	1,833,377

1,170,650	Turkiye Is Bankasi, Class C	2,444,276
	Total Turkey	10,091,239
	United Kingdom – 8.2%

122,431	Anglo American	5,062,385

148,750	ARM Holdings	1,428,666

109,266	BG Group	2,453,578

49,851	BP – ADR	2,288,659

107,670	British Sky Broadcasting Group	1,170,695

31,267	Centrica	144,559

156,493	Diageo	3,457,346

185,795	GlaxoSmithKline	4,128,127

44,256	HSBC Holdings – ADR	1,851,228

23,175	National Grid – ADR	1,156,201

9,697	Pennon Group	106,276

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	United Kingdom (continued)

186,542	Prudential	$2,059,134

200,164	Rolls-Royce Group	2,319,896

63,810	Schroders	1,457,997

17,322	Scottish & Southern Energy	333,829

127,150	Standard Chartered	3,073,560

352,073	Tesco	1,773,125

17,414	United Utilities Group	165,194

124,191	Vedanta Resources	2,338,611

107,583	Vodafone Group – ADR	2,914,423

89,810	Willis Group Holdings	3,490,915
	Total United Kingdom	43,174,404
	United States – 2.9%

4,859	American Electric Power	192,222

875	American States Water	31,649

20,861	American Tower, Class A	1,324,882

2,945	American Water Works	99,335

6,294	Aqua America	138,846

4,440	Atmos Energy	143,900

1,992	Boardwalk Pipeline Partners	54,880

22,449	Brookfield Infrastructure Partners	654,837

31,930	Bunge	1,828,631

9,724	CenterPoint Energy	179,602

1,868	Chesapeake Utilities	80,361

959	Digital Realty Trust – REIT	67,955

11,377	Dominion Resources	569,305

16,750	El Paso	450,073

5,019	Exelon	199,656

104	Holly Energy Partners	5,747

2,870	ITC Holdings	211,548

3,815	Kinder Morgan	123,873

1,985	Middlesex Water Company	37,497

21,740	NiSource	494,150

10,097	OGE Energy	533,727

724	ONEOK	60,208

4,801	Pepco Holdings	94,388

27,999	Philip Morris International	2,093,485

465	Piedmont Natural Gas	15,308

1,816	Pinnacle West Capital	85,824

31,006	PPL	861,657

34,111	Questar	657,660

14,200	Schlumberger	1,067,414

2,774	Southern	126,383

22,413	Spectra Energy	705,785

6,477	Standard Parking, (2)	114,513

8,651	UIL Holdings	299,152

3,089	Unitil	85,349

116	Nuveen Investments

Shares	Description (1)					Value

	United States (continued)

25,427	Waste Connections					$821,546

12,751	Williams					367,484

3,624	Williams Partners					226,101

10,297	Xcel Energy					273,901
	Total United States					15,378,834
	Total Common Stocks (cost $437,372,289)					448,879,724
	EXCHANGE-TRADED FUNDS – 5.8%

	United States – 5.8%

350,000	iShares MSCI Malaysia Index Fund					4,938,500

190,000	iShares S&P Global Energy Sector Index Fund					7,478,400

150,000	Market Vectors Agribusiness					7,698,000

90,000	Market Vectors Gold Miners					5,081,400

170,000	Market Vectors Russia					5,134,000
	Total Exchange-Traded Funds (cost $31,408,680)					30,330,300
	RIGHTS – 0.0%

	Spain – 0.0%

159,344	Banco Santander, (2)					26,679
	Total Rights (cost $0)					26,679

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 9.2%

	Money Market Funds – 3.6%

18,783,943	State Street Institutional Liquid Reserves Fund	0.160%	(5)	N/A	N/A	$18,783,943
	U.S. Government and Agency Obligations – 5.6%
$24,750	U.S. Treasury Bill, (4)	0.037%		3/01/12	Aaa	24,749,257
4,025	U.S. Treasury Bill, (4)	0.040%		3/08/12	Aaa	4,024,839
1,000	U.S. Treasury Bill, (4)	0.085%		8/23/12	Aaa	999,519

$29,775	Total U.S. Government and Agency Obligations					29,773,615
	Total Short-Term Investments (cost $48,558,221)					48,557,558
	Total Investments (cost $517,339,190) – 100.1%					527,794,261
	Other Assets Less Liabilities – (0.1)%, (8)					(605,220)
	Net Assets – 100.0%					$527,189,041

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2012

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency	Short	(135)	3/12	$(14,257,350)	$(937,501)
British Pound Currency	Short	(9)	3/12	(885,881)	(13,988)
CAC 40 10 Euro Index	Long	120	3/12	5,185,350	17,977
Dollar Index	Long	240	3/12	19,060,082	(349,667)
Euro FX Currency	Short	(24)	3/12	(3,925,800)	(11,701)
E-Mini MSCI EAFE	Long	28	3/12	2,079,840	94,947
FTSE 100 Index	Long	340	3/12	30,241,569	866,882
FTSE JSE Top 40	Short	(481)	3/12	(18,570,016)	(780,132)
H-Shares Index	Long	30	2/12	2,182,894	(17,922)
Kospi2 Index	Short	(42)	3/12	(4,827,747)	(412,408)
MSCI Taiwan Index	Long	275	2/12	7,375,500	75,487
Mexican Bolsa Index	Short	(160)	3/12	(4,618,531)	(47,440)
NASDAQ 100	Short	(350)	3/12	(17,249,750)	(1,216,950)
Nikkei 225 Index	Long	560	3/12	24,668,000	567,855
OMXS 30 Index	Long	691	2/12	10,490,706	(48,238)
Russell 2000 Mini Index	Short	(414)	3/12	(32,755,680)	(2,549,619)
S&P 500 Index	Short	(73)	3/12	(23,874,650)	(1,442,042)
S&P TSX 60	Long	171	3/12	24,151,810	1,221,114
SET50 Index	Short	(100)	3/12	(2,443,007)	(145,303)
SGX S&P CNX Nifty	Short	(130)	2/12	(1,359,800)	(54,763)
SPI 200	Long	256	3/12	28,713,811	304,641
STOXX Euro Small 20 Index	Short	(391)	3/12	(4,158,051)	(431,732)
					$(5,310,503)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$440,005,020	$8,874,704	$—	$448,879,724
Exchange-Traded Funds	30,330,300	—	—	30,330,300
Rights	—	26,679	—	26,679
Short-Term Investments	18,783,943	29,773,615	—	48,557,558
Derivatives:
Futures Contracts**	(5,310,503)	—	—	(5,310,503)
Total	$483,808,760	$38,674,998	$—	$522,483,758
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

118	Nuveen Investments

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$3,148,903	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$7,496,216
Foreign Currency Exchange Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	963,190
Total			$3,148,903		$8,459,406
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $523,110,291.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$48,701,479
Depreciation	(44,017,509)
Net unrealized appreciation (depreciation) of investments	$4,683,970

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes. Common Stock categorized as Level 2.

(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of January 31, 2012.

(5)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.
(6)	Shares rounds to less than 1.
(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at January 31, 2012.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

REIT	Real Estate Investment Trust.

SDR	Swedish Depositary Receipt.
N/A	Not applicable.

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Consumer Discretionary – 5.4%

1,425	Amazon.com, Inc., (2)	$277,077

12,878	Carnival Corporation, ADR, (3)	388,916

13,825	Comcast Corporation, Class A, (3)	367,607

11,738	General Motors Company, (2)	281,947

5,414	Home Depot, Inc., (3)	240,327

3,787	Johnson Controls, Inc.	120,313

993	Lear Corporation	41,607

3,162	Lowe’s Companies, Inc.	84,836

2,216	Madison Square Garden Inc., (2)	63,577

30,852	News Corporation, Class A	580,943

735	Nike, Inc., Class B	76,433

2,179	Omnicom Group, Inc., (3)	99,384

1,942	Scripps Networks Interactive, Class A Shares	84,205

2,123	Staples, Inc.	31,059

4,343	Time Warner Cable, Class A, (3)	320,166

18,632	Time Warner Inc., (3)	690,502

7,977	Viacom Inc., Class B	375,238

17,845	Walt Disney Company, (3)	694,171

1,087	Washington Post Company, (3)	411,658
	Total Consumer Discretionary	5,229,966
	Consumer Staples – 4.1%

9,656	Altria Group, Inc., (3)	274,230

5,277	Archer-Daniels-Midland Company	151,081

987	Avon Products, Inc.	17,539

1,104	Brown-Forman Corporation	89,656

5,145	Coca-Cola Company	347,442

1,469	Colgate-Palmolive Company	133,268

4,767	Constellation Brands, Inc., Class A, (2)	99,630

303	General Mills, Inc., (3)	12,068

1,183	Kimberly-Clark Corporation, (3)	84,655

10,642	Molson Coors Brewing Company, Class B, (3)	456,435

2,926	PepsiCo, Inc.	192,150

6,782	Philip Morris International	507,090

20,688	Procter & Gamble Company	1,304,172

2,671	Reynolds American Inc., (3)	104,783

2,233	Sysco Corporation, (3)	67,236

1,992	Walgreen Co., (3)	66,453
	Total Consumer Staples	3,907,888
	Energy – 11.9%

1,384	Apache Corporation	136,850

3,448	Baker Hughes Incorporated, (3)	169,400

3,579	Chesapeake Energy Corporation, (3)	75,624

19,212	Chevron Corporation, (3)	1,980,373

13,603	ConocoPhillips	927,861

120	Nuveen Investments

Shares	Description (1)	Value

	Energy (continued)

7,330	Devon Energy Corporation	$467,727

549	Diamond Offshore Drilling, Inc., (3)	34,203

43,778	Exxon Mobil Corporation, (3)	3,665,970

5,853	Halliburton Company	215,273

2,355	Hess Corporation	132,587

6,374	Marathon Oil Corporation	200,080

8,584	Marathon Petroleum Corporation, (3)	328,080

1,529	Murphy Oil Corporation	91,128

2,272	Nabors Industries Inc., (2)	42,305

1,622	National-Oilwell Varco Inc.	119,996

1,046	Newfield Exploration Company	39,549

11,030	Noble Corporation, (2), (3)	384,285

3,404	Occidental Petroleum Corporation	339,617

3,376	Rowan Companies Inc., (3)	114,818

11,518	Schlumberger Limited, (3)	865,808

7,480	SeaCor Smit Inc.	684,644

716	Spectra Energy Corporation, (3)	22,547

1,632	Tidewater Inc.	87,883

1,307	Unit Corporation	59,142

12,699	Valero Energy Corporation, (3)	304,649
	Total Energy	11,490,399
	Financials – 17.6%

588	Ace Limited	40,925

536	Alleghany Corporation, Term Loan, (2), (3)	155,092

4,542	Allied World Assurance Holdings	279,469

3,993	Allstate Corporation	115,198

28,109	American Capital Agency Corporation	824,156

17,443	American Capital Limited, (2)	143,381

3,893	American Express Company	195,195

5,377	American National Insurance Company	391,714

2,892	Ameriprise Financial, Inc.	154,867

11,643	Annaly Capital Management Inc., (3)	196,068

5,114	Aon Corporation, (3)	247,671

3,413	Ares Capital Corporation	54,096

4,417	Arthur J. Gallagher & Co.	147,263

5,886	Associated Banc-Corp.	73,340

2,836	Assurant Inc., (3)	112,306

80,082	Bank of America Corporation	570,985

9,581	Bank of New York Company, Inc., (3)	192,866

11,992	Berkshire Hathaway Inc., Class B, (2), (3)	939,813

4,270	BOK Financial Corporation	237,839

6,700	Brown & Brown Inc., (3)	152,626

3,617	CBOE Holdings Inc., (3)	92,559

30,123	Chimera Investments Corporation	91,574

9,171	Cincinnati Financial Corporation, (3)	299,708

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Financials (continued)

6,025	CIT Group Inc., (2), (3)	$229,794

23,100	Citigroup Inc., (3)	709,632

1,219	CME Group, Inc., (3)	291,963

17,048	CommonWealth REIT	335,334

1,290	Discover Financial Services	35,062

2,006	E*Trade Group Inc., (2), (3)	16,429

2,120	Endurance Specialty Holdings Limited, (3)	79,288

2,470	First Citizens Bancshs Inc.	435,757

1,900	First Republic Bank of San Francisco, (2)	56,962

2,589	Franklin Resources, Inc.	274,693

6,763	Goldman Sachs Group, Inc.	753,872

10,537	Hanover Insurance Group Inc., (3)	383,125

7,669	HCC Insurance Holdings Inc.	212,891

16,789	Hudson City Bancorp, Inc.	112,990

14,247	Interactive Brokers Group, Inc.	215,415

1,217	Invesco LTD	27,468

8,925	Janus Capital Group Inc.	70,240

28,558	JPMorgan Chase & Co.	1,065,213

511	Kemper Corporation, (3)	15,212

13,795	KeyCorp.	107,187

4,300	Legg Mason, Inc.	109,521

5,588	Leucadia National Corporation, (3)	155,123

21,995	Loews Corporation	820,633

6,778	LPL Investments Holdings Inc., (2), (3)	222,657

2,285	M&T Bank Corporation, (3)	182,206

4,122	Mack-Cali Realty Corporation, (3)	118,549

5,773	Marsh & McLennan Companies, Inc.	182,369

14,605	Morgan Stanley	272,383

2,018	NASDAQ Stock Market, Inc.	50,006

1,406	New York Stock Exchange Euronext	37,343

2,644	Northern Trust Corporation, (3)	108,959

36,833	Old Republic International Corporation, (3)	363,910

10,414	Piedmont Office Realty Trust, (3)	192,867

3,146	PNC Financial Services Group, Inc.	185,362

104,647	Popular, Inc.	164,296

2,411	Principal Financial Group, Inc.	65,844

4,781	Prudential Financial, Inc.	273,664

1,188	Raymond James Financial Inc.	41,580

4,971	SEI Investments Company, (3)	91,317

1,367	SLM Corporation	20,437

7,738	State Street Corporation	303,175

10,152	SunTrust Banks, Inc.	208,827

11	T. Rowe Price Group Inc.	636

8,500	TD Ameritrade Holding Corporation	136,935

2,070	Transatlantic Holdings Inc.	114,782

122	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

2,346	Travelers Companies, Inc.	$136,772

31,572	Wells Fargo & Company	922,218

4,238	Weyerhaeuser Company	84,845

390	White Mountain Insurance Group	175,984

5,424	XL Capital Ltd, Class A	109,944
	Total Financials	16,990,382
	Health Care – 13.4%

15,584	Abbott Laboratories	843,874

8,616	AmerisourceBergen Corporation, (3)	335,766

13,893	Amgen Inc.	943,474

2,576	Baxter International, Inc.	142,916

3,391	Becton, Dickinson and Company	265,888

1,118	Biogen Idec Inc., (2)	131,835

726	Bio-Rad Laboratories Inc., (2)	73,733

18,137	Bristol-Myers Squibb Company	584,737

678	C. R. Bard, Inc.	62,729

9,602	Cardinal Health, Inc.	413,174

6,656	Celgene Corporation, (2), (3)	483,891

3,812	Covidien PLC	196,318

22,107	Eli Lilly and Company, (3)	878,532

4,469	Endo Pharmaceuticals Holdings Inc., (2)	166,113

9,511	Forest Laboratories, Inc., (2), (3)	302,260

7,496	Gilead Sciences, Inc.	366,105

3,473	Hill Rom Holdings Inc.	114,644

993	Hospira Inc.	34,219

25,562	Johnson & Johnson, (3)	1,684,791

3,639	Life Technologies Corporation, (2)	176,237

5,100	McKesson HBOC Inc.	416,772

8,338	Medtronic, Inc., (3)	321,597

35,465	Merck & Company Inc.	1,356,891

1,487	Mylan Laboratories Inc.	30,855

5,389	Myriad Genentics Inc., (2)	127,504

4,662	Perkinelmer Inc.	111,795

78,482	Pfizer Inc.	1,679,515

2,129	Stryker Corporation, (3)	118,010

3,950	Techne Corporation	269,588

2,699	Thermo Fisher Scientific, Inc., (2)	142,777

2,076	Watson Pharmaceuticals Inc.	121,716

241	Zimmer Holdings, Inc., (2)	14,641
	Total Health Care	12,912,897
	Industrials – 7.7%

7,111	3M Co.	616,595

7,907	Avery Dennison Corporation	214,675

1,644	Crane Company	78,912

2,663	CSX Corporation	60,051

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

3,101	Danaher Corporation	$162,834

3,345	Dover Corporation	212,106

1,328	Eaton Corporation, (3)	65,112

1,350	Emerson Electric Company	69,363

3,901	FedEx Corporation, (3)	356,902

2,814	General Dynamics Corporation	194,616

71,981	General Electric Company	1,346,765

2,207	Honeywell International Inc., (3)	128,094

1,412	Hubbell Incorporated, Class B, (3)	101,608

4,049	IDEX Corporation	164,065

6,296	Illinois Tool Works, Inc., (3)	333,877

10,088	Ingersoll Rand Company Limited, Class A	352,475

8,969	ITT Industries, Inc.	194,986

3,537	Norfolk Southern Corporation	255,371

806	PACCAR Inc., (3)	35,625

1,316	Parker Hannifin Corporation, (3)	106,175

2,801	Pentair, Inc.	103,133

4,159	Snap-on Incorporated	235,025

7,884	Southwest Airlines Co., (3)	75,529

2,353	Timken Company, (3)	114,897

18,569	Tyco International Ltd.	946,091

2,210	Union Pacific Corporation	252,625

6,534	United Parcel Service, Inc., Class B, (3)	494,297

2,313	United Technologies Corporation	181,224
	Total Industrials	7,453,028
	Information Technology – 24.5%

3,878	Adobe Systems Incorporated, (2)	120,024

1,418	Akamai Technologies, Inc., (2)	45,731

12,395	Amdocs Limited, (2)	364,909

5,958	Analog Devices, Inc.	233,137

20,408	AOL Inc., (2)	330,814

6,291	Apple, Inc., (2)	2,871,716

33,153	Applied Materials, Inc.	407,119

5,860	Arrow Electronics, Inc., (2), (3)	241,959

5,277	Automatic Data Processing, Inc., (3)	289,074

7,647	Avnet Inc., (2), (3)	266,651

37,402	AVX Group	492,210

7,528	BMC Software, Inc., (2)	272,815

9,724	Booz Allen Hamilton Holding, (3)	171,142

7,536	Broadcom Corporation, Class A, (2)	258,786

22,362	CA Inc., (3)	576,492

51,274	Cisco Systems, Inc.	1,006,509

7,370	Computer Sciences Corporation	190,367

15,076	Compuware Corporation, (2)	118,196

22,991	Corning Incorporated	295,894

124	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

15,192	Dell Inc., (2), (3)	$261,758

1,402	Dolby Laboratories, Inc., (2)	50,991

16,184	eBay Inc., (2)	511,414

4,863	Echostar Holding Corproation, Class A	127,556

10,102	EMC Corporation, (3)	260,228

2,560	FleetCor Technologies Inc.	87,014

1,528	Global Payments Inc.	76,431

2,370	Google Inc., Class A, (2) (2)	1,374,861

23,895	Hewlett-Packard Company	668,582

7,729	IAC/InterActiveCorp.	332,888

22,780	Ingram Micro, Inc., Class A	432,364

43,030	Intel Corporation, (3)	1,136,853

7,624	International Business Machines Corporation (IBM), (3)	1,468,382

11,518	International Rectifier Corporation	262,610

11,169	Intersil Holding Corporation, Class A	125,763

2,645	Intuit, Inc.	149,284

2,558	Lam Research Corporation, (3)	108,945

4,589	Lexmark International, Inc., Class A	160,156

9,343	Maxim Integrated Products, Inc.	250,766

27,684	MEMC Electronic Materials, (3)	126,516

1,065	Micron Technology, Inc., (3)	8,083

1,646	Micros Systems, Inc.	81,823

76,825	Microsoft Corporation	2,268,642

3,428	Motorola Solutions Inc.	159,093

2,462	NCR Corporation, (2)	46,113

25,927	Oracle Corporation	731,141

13,134	QLogic Corporation, (3)	227,481

10,800	QUALCOMM, Inc.	635,256

1,898	SanDisk Corporation, (2)	87,080

12,827	Symantec Corporation	220,496

19,431	Synopsys Inc.	566,997

5,266	TE Connectivity Limited	179,571

4,483	Tech Data Corporation, (3)	232,757

51,927	Tellabs Inc.	197,323

16,783	Texas Instruments Incorporated, (3)	543,434

1,256	VeriSign, Inc., (2), (3)	46,547

889	Visa Inc., (3)	89,469

1,055	WebMD Health Corporation, Class A, (2), (3)	29,582

3,998	Western Digital Corporation	145,327

28,891	Xerox Corporation, (3)	223,905

13,444	Yahoo! Inc.	207,979

5,483	Zebra Technologies Corporation, Class A	207,586
	Total Information Technology	23,662,592
	Materials – 2.9%

3,111	Air Products & Chemicals Inc.	273,861

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Materials (continued)

4,162	Alcoa Inc., (3)	$42,286

1,642	AptarGroup Inc.	86,074

3,612	Bemis Company, Inc.	112,983

3,067	Cabot Corporation	111,025

3,474	Dow Chemical Company, (3)	116,414

8,214	E.I. Du Pont de Nemours and Company, (3)	418,010

1,087	Eastman Chemical Company, (3)	54,698

8,420	Freeport-McMoRan Copper & Gold, Inc., (3)	389,088

2,739	Greif Inc.	132,705

3,956	Newmont Mining Corporation, (3)	243,215

1,651	Praxair, Inc., (3)	175,336

10,088	Sealed Air Corporation	201,054

481	Sherwin-Williams Company	46,912

2,555	Silgan Holdings, Inc.	106,186

3,828	Sonoco Products Company	119,816

4,657	Temple-Inland Inc., (3)	148,512
	Total Materials	2,778,175
	Telecommunication Services – 3.5%

63,237	AT&T Inc., (3)	1,859,800

5,929	CenturyLink Inc., (3)	219,551

23,670	Sprint Nextel Corporation	50,180

2,085	Telephone and Data Systems Inc.	54,836

12,401	United States Cellular Corporation	568,834

17,404	Verizon Communications Inc., (3)	655,435
	Total Telecommunication Services	3,408,636
	Utilities – 5.6%

4,868	Alliant Energy Corporation	206,355

2,384	American Electric Power Company, Inc.	94,311

8,048	Constellation Energy Group	293,189

1,863	DTE Energy Company	99,130

6,860	Edison International	281,534

5,381	Entergy Corporation	373,334

14,082	GenOn Energy Inc., (2)	29,995

5,868	NextEra Energy Inc.	351,200

5,963	NRG Energy Inc.	100,655

11,662	NSTAR	523,974

5,425	OGE Energy Corp.	286,766

12,752	PG&E Corporation	518,496

7,214	Pinnacle West Capital Corporation	340,934

16,534	Public Service Enterprise Group Incorporated	501,642

1,493	Scana Corporation, (3)	66,931

7,273	Sempra Energy	413,834

2,637	Southern Company	120,141

14,071	UGI Corporation	378,650

3,305	Vectren Corporation	94,489

126	Nuveen Investments

Shares	Description (1)				Value

	Utilities (continued)

3,065	Wisconsin Energy Corporation				$104,209

9,742	Xcel Energy, Inc.				259,136
	Total Utilities				5,438,905
	Total Common Stocks (cost $84,477,009)				93,272,868

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 33.8%

	Money Market Funds – 33.8%

32,638,103	Mount Vernon Securities Lending Prime Portfolio, 0.260%, (4), (5)				$32,638,103
	Total Investments Purchased with Collateral from Securities Lending (cost $32,638,103)				32,638,103

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 3.5%

	Money Market Funds – 2.7%

2,612,348	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$2,612,348
	U.S. Government and Agency Obligations – 0.8%

$750	U.S. Treasury Bills, (7)	0.038%	3/01/12	Aaa	749,978
	Total Short-Term Investments (cost $3,362,339)				3,362,326
	Total Investments (cost $120,477,451) – 133.9%				129,273,297
	Other Assets Less Liabilities – (33.9)%, (8)				(32,737,745)
	Net Assets – 100%				$96,535,552

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation
S&P 500 Index	Long	9	3/12	$2,943,450	$159,489

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$93,272,868	$—	$—	$93,272,868
Money Market Funds*	32,638,103	—	—	32,638,103
Short-Term Investments	2,612,348	749,978	—	3,362,326
Derivatives:
Futures Contracts**	159,489	—	—	159,489
Total	$128,682,808	$749,978	$—	$129,432,786
*	Represents the Fund’s investments purchased with collateral from securities lending.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$159,489	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $121,442,174.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$9,782,212
Depreciation	(1,951,089)
Net unrealized appreciation (depreciation) of investments	$7,831,123

128	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of January 31, 2012.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation of derivative instruments as listed within Investments in Derivatives at January 31, 2012.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

N/A	Not applicable.

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Equity Income Fund (currently known as Nuveen Dividend Value Fund)

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Consumer Discretionary – 9.7%

239,271	Brunswick Corporation, (2)	$5,106,043

461,617	Carnival Corporation, ADR	13,940,833

752,606	Cinemark Holdings Inc., (2)	14,841,390

247,479	Hasbro, Inc., (2)	8,639,492

333,410	Home Depot, Inc., (2)	14,800,070

193,757	McDonald’s Corporation	19,191,631

338,895	Starbucks Corporation	16,243,237

32,105	Whirlpool Corporation, (2)	1,743,944

282,933	YUM! Brands, Inc.	17,918,147
	Total Consumer Discretionary	112,424,787
	Consumer Staples – 7.1%

400,947	Altria Group, Inc., (2)	11,386,895

292,010	ConAgra Foods, Inc.	7,787,907

176,658	Kimberly-Clark Corporation, (2)	12,641,646

461,548	Kraft Foods Inc., Class A	17,677,288

237,678	Philip Morris International	17,771,184

437,369	Unilever PLC, ADR	14,586,256
	Total Consumer Staples	81,851,176
	Energy – 14.1%

176,004	Anadarko Petroleum Corporation	14,207,043

341,557	Chevron Corporation	35,207,696

160,743	ConocoPhillips	10,964,280

343,280	Enbridge Energy Partners LP, (2)	11,118,839

377,892	Exterran Partners, L.P, (2)	8,827,557

397,700	Exxon Mobil Corporation	33,303,398

95,191	Occidental Petroleum Corporation	9,497,206

359,916	Royal Dutch Shell PLC, Class A	25,683,606

187,685	Schlumberger Limited	14,108,281
	Total Energy	162,917,906
	Financials – 16.4%

412,400	AFLAC Incorporated	19,890,052

651,157	Annaly Capital Management Inc. – REIT, (2)	10,965,484

283,743	BankUnited Inc.	6,500,552

289,494	Capital One Financial Corporation	13,244,351

477,032	Citigroup Inc., (2)	14,654,423

216,504	Community Bank System Inc.	5,923,549

548,370	Fifth Third Bancorp.	7,134,294

45,024	Goldman Sachs Group, Inc.	5,018,825

729,906	JP Morgan Chase & Co.	27,225,494

166,130	Liberty Property Trust – REIT, (2)	5,530,468

111,498	Mid-America Apartment Communities, (2)	7,126,952

199,852	National Retail Properties, Inc., (2)	5,398,003

781,037	Old Republic International Corporation, (2)	7,716,646

354,100	Prudential Financial, Inc.	20,268,684

130	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

738,051	Redwood Trust Inc. – REIT, (2)	$8,672,099

456,508	State Street Corporation, (2)	17,885,983

101,264	Ventas Inc., (2)	5,904,704
	Total Financials	189,060,563
	Health Care – 11.9%

340,612	Abbott Laboratories	18,444,140

390,092	Bristol-Myers Squibb Company	12,576,566

282,652	GlaxoSmithKline PLC, ADR	12,589,320

110,409	Humana Inc.	9,828,609

283,493	Johnson & Johnson	18,685,024

504,228	Merck & Company Inc.	19,291,763

1,508,878	Pfizer Inc.	32,289,989

275,586	UnitedHealth Group Incorporated	14,272,599
	Total Health Care	137,978,010
	Industrials – 10.3%

132,011	3M Co.	11,446,674

129,627	Boeing Company	9,615,731

383,223	Emerson Electric Company	19,689,998

124,909	General Dynamics Corporation	8,638,706

1,326,279	General Electric Company	24,814,680

166,418	Ingersoll Rand Company Limited, Class A	5,814,645

395,773	Republic Services, Inc.	11,588,233

146,548	United Parcel Service, Inc., Class B	11,086,356

212,846	United Technologies Corporation	16,676,484
	Total Industrials	119,371,507
	Information Technology – 15.0%

226,127	Automatic Data Processing, Inc.	12,387,237

822,735	Cisco Systems, Inc.	16,150,288

789,389	Intel Corporation	20,855,657

44,432	MasterCard, Inc., Class A	15,798,686

505,012	Maxim Integrated Products, Inc.	13,554,522

776,006	Microsoft Corporation	22,915,457

450,079	Molex Inc., Class A	9,852,229

389,440	Oracle Corporation	10,982,208

241,724	QUALCOMM, Inc.	14,218,206

871,416	Seagate Technology	18,421,734

306,895	Texas Instruments Incorporated	9,937,260

76,033	Visa Inc., Class A	7,651,961
	Total Information Technology	172,725,445
	Materials – 5.8%

396,120	Dow Chemical Company, (2)	13,273,981

253,594	E.I. Du Pont de Nemours and Company	12,905,399

257,401	Freeport-McMoRan Copper & Gold, Inc.	11,894,500

108,352	Potash Corporation of Saskatchewan	5,064,372

140,993	PPG Industries, Inc.	12,630,153

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Equity Income Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Materials (continued)

103,445	Praxair, Inc., (2)	$10,985,859
	Total Materials	66,754,264
	Telecommunication Services – 5.7%

420,661	CenturyLink Inc., (2)	15,577,077

912,137	Verizon Communications Inc., (2)	34,351,079

1,316,285	Windstream Corporation, (2)	15,887,560
	Total Telecommunication Services	65,815,716
	Utilities – 2.7%

561,481	CenterPoint Energy, Inc.	10,370,555

314,304	PPL Corporation, (2)	8,734,509

406,450	Westar Energy Inc.	11,559,439
	Total Utilities	30,664,503
	Total Common Stocks (cost $870,904,281)	1,139,563,877

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 14.3%

	Money Market Funds – 14.3%

164,921,324	Mount Vernon Securities Lending Prim Portfolio, 0.260%, (3), (4)	$164,921,324
	Total Investments Purchased with Collateral from Securities Lending (cost $164,921,324)	164,921,324

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

21,868,980	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$21,868,980
	Total Short-Term Investments (cost $21,868,980)	21,868,980
	Total Investments (cost $1,057,694,585) – 114.9%	1,326,354,181
	Other Assets Less Liabilities – (14.9)%	(172,194,493)
	Net Assets – 100%	$1,154,159,688

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

132	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,139,563,877	$—	$—	$1,139,563,877
Investments Purchased with Collateral from Securities Lending	164,921,324	—	—	164,921,324
Short-Term Investments	21,868,980	—	—	21,868,980
Total	$1,326,354,181	$—	$—	$1,326,354,181

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $1,058,031,855.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$274,808,299
Depreciation	(6,485,973)
Net unrealized appreciation (depreciation) of investments	$268,322,326

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.5%

	Consumer Discretionary – 10.5%

25,623	Bed Bath and Beyond Inc., (2), (3)	$1,555,316

127,333	CBS Corporation, Class B	3,626,444

147,964	Comcast Corporation, Class A, (2)	3,934,363

76,502	Foot Locker, Inc., (2)	2,007,412

72,863	Macy’s, Inc.	2,454,754

60,824	Wyndham Worldwide Corporation, (2)	2,418,362
	Total Consumer Discretionary	15,996,651
	Consumer Staples – 5.7%

30,703	Coca-Cola Company	2,073,374

51,182	Corn Products International, Inc.	2,840,089

133,449	Dean Foods Company, (3)	1,435,911

31,474	Philip Morris International	2,353,311
	Total Consumer Staples	8,702,685
	Energy – 13.6%

43,145	Anadarko Petroleum Corporation	3,482,664

36,541	Chevron Corporation, (2)	3,766,646

49,593	Halliburton Company	1,824,031

32,300	National-Oilwell Varco Inc.	2,389,554

16,367	Noble Energy, Inc., (2)	1,647,666

21,173	Occidental Petroleum Corporation	2,112,430

27,967	Pioneer Natural Resources Company	2,777,123

91,934	Williams Companies, Inc.	2,649,538
	Total Energy	20,649,652
	Financials – 23.8%

43,863	Ace Limited	3,052,865

51,079	Ameriprise Financial, Inc.	2,735,280

75,581	Citigroup Inc., (2)	2,321,848

85,731	Fifth Third Bancorp.	1,115,360

22,105	Goldman Sachs Group, Inc.	2,464,044

167,024	JP Morgan Chase & Co.	6,229,995

141,619	KeyCorp.	1,100,380

72,860	Lincoln National Corporation, (2)	1,569,404

67,749	Marsh & McLennan Companies, Inc.	2,140,191

45,136	PNC Financial Services Group, Inc.	2,659,413

53,688	Prudential Financial, Inc.	3,073,101

55,743	State Street Corporation, (2)	2,184,011

54,080	SunTrust Banks, Inc.	1,112,426

153,484	Wells Fargo & Company	4,483,268
	Total Financials	36,241,586
	Health Care – 14.3%

56,538	Covidien PLC	2,911,707

53,507	Gilead Sciences, Inc., (3)	2,613,282

17,734	Humana Inc.	1,578,681

57,994	Johnson & Johnson, (2)	3,822,385

134	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

32,551	McKesson HBOC Inc.	$2,660,068

275,711	Pfizer Inc.	5,900,215

45,848	UnitedHealth Group Incorporated	2,374,468
	Total Health Care	21,860,806
	Industrials – 7.2%

20,010	Boeing Company	1,484,342

76,819	CSX Corporation	1,732,268

27,261	Fluor Corporation	1,533,159

135,992	General Electric Company	2,544,410

58,831	Republic Services, Inc.	1,722,572

38,088	Tyco International Ltd.	1,940,584
	Total Industrials	10,957,335
	Information Technology – 8.3%

58,971	Arrow Electronics, Inc., (2), (3)	2,434,913

155,341	Cisco Systems, Inc.	3,049,344

120,146	Intel Corporation, (2)	3,174,257

34,272	Motorola Solutions Inc.	1,590,564

83,985	Oracle Corporation	2,368,377
	Total Information Technology	12,617,455
	Materials – 3.3%

25,986	LyondellBasell Industries NV	1,119,997

73,982	MeadWestvaco Corporation	2,178,030

13,429	Potash Corporation of Saskatchewan	627,671

12,966	PPG Industries, Inc.	1,161,494
	Total Materials	5,087,192
	Telecommunication Services – 5.0%

82,448	CenturyLink Inc., (2)	3,053,049

122,893	Verizon Communications Inc., (2)	4,628,150
	Total Telecommunication Services	7,681,199
	Utilities – 5.8%

84,712	American Water Works Company	2,857,336

89,300	CMS Energy Corporation	1,949,419

16,966	ONEOK, Inc.	1,410,894

55,894	Pinnacle West Capital Corporation	2,641,550
	Total Utilities	8,859,199
	Total Common Stocks (cost $143,374,872)	148,653,760

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.0%

	Money Market Funds – 19.0%

28,903,192	Mount Vernon Securities Lending Prim Portfolio, 0.260%, (4), (5)	$28,903,192
	Total Investments Purchased with Collateral from Securities Lending (cost $28,903,192)	28,903,192

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 2.3%

21,868,980	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$3,480,189
	Total Short-Term Investments (cost $3,480,189)	3,480,189
	Total Investments (cost $175,758,253) – 118.8%	181,037,141
	Other Assets Less Liabilities – (18.8)%	(28,659,821)
	Net Assets – 100%	$152,377,320

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$148,653,760	$—	$—	$148,653,760
Investments Purchased with Collateral from Securities Lending	28,903,192	—	—	28,903,192
Short-Term Investments	3,480,189	—	—	3,480,189
Total	$181,037,141	$—	$—	$181,037,141

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $175,781,278.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$13,126,439
Depreciation	(7,870,576)
Net unrealized appreciation (depreciation) of investments	$5,255,863

136	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 99.5%

	Consumer Discretionary – 14.2%

148,200	American Eagle Outfitters, Inc.	$2,088,138

160,431	Cinemark Holdings Inc., (2)	3,163,699

255,945	D.R. Horton, Inc., (2)	3,562,754

161,581	Dana Holding Corporation, (3)	2,399,478

139,441	Foot Locker, Inc., (2)	3,658,932

90,118	GameStop Corporation, Class A, (2), (3)	2,105,156

96,437	Jarden Corporation	3,248,963

105,408	Macy’s, Inc.	3,551,196

96,737	Mattel, Inc., (2)	2,998,847

85,692	Wyndham Worldwide Corporation, (2)	3,407,114
	Total Consumer Discretionary	30,184,277
	Consumer Staples – 5.8%

67,888	Corn Products International, Inc.	3,767,105

214,756	Dean Foods Company, (3)	2,310,775

46,704	JM Smucker Company	3,679,341

23,511	Lorillard Inc.	2,524,846
	Total Consumer Staples	12,282,067
	Energy – 10.9%

34,101	Concho Resources Inc., (3)	3,637,213

42,226	Cooper Cameron Corporation, (3)	2,246,423

31,960	Noble Energy, Inc.	3,217,413

40,518	Oil States International Inc., (2), (3)	3,228,879

36,145	Pioneer Natural Resources Company	3,589,199

33,186	SM Energy Company	2,408,640

72,554	Sunoco, Inc., (2)	2,783,171

92,097	Valero Energy Corporation, (2)	2,209,407
	Total Energy	23,320,345
	Financials – 26.0%

102,631	Ameriprise Financial, Inc.	5,495,890

72,309	Arch Capital Group Limited, (3)	2,606,739

36,878	BOK Financial Corporation, (2)	2,054,105

141,056	Developers Diversified Realty Corporation	1,955,036

124,613	East West Bancorp Inc.	2,736,501

71,542	Endurance Specialty Holdings Limited	2,675,671

359,474	Fifth Third Bancorp.	4,676,757

164,257	Host Hotels & Resorts Inc., (2)	2,697,100

201,881	Invesco LTD	4,556,454

199,421	KeyCorp.	1,549,501

106,636	Kimco Realty Corporation, (2)	1,946,107

152,939	Lincoln National Corporation, (2)	3,294,306

60,547	Mack-Cali Realty Corporation, (2)	1,741,332

117,866	Marsh & McLennan Companies, Inc.	3,723,387

25,318	SL Green Realty Corporation, (2)	1,861,633

138	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

259,482	SLM Corporation	$3,879,256

137,102	SunTrust Banks, Inc.	2,820,188

112,498	Unum Group	2,568,329

43,248	Ventas Inc. – REIT, (2)	2,521,791
	Total Financials	55,360,083
	Health Care – 6.5%

58,277	AmerisourceBergen Corporation, (2)	2,271,055

75,552	Endo Pharmaceuticals Holdings Inc., (3)	2,808,268

62,793	Hill Rom Holdings Inc., (2)	2,072,797

32,522	Humana Inc.	2,895,108

94,180	Impax Laboratories Inc., (2), (3)	1,777,177

35,074	Zimmer Holdings, Inc., (3)	2,130,746
	Total Health Care	13,955,151
	Industrials – 11.2%

63,215	AGCO Corporation, (2), (3)	3,219,540

68,872	Chicago Bridge & Iron Company N.V.	2,932,570

40,733	Dover Corporation	2,582,880

45,691	Hubbell Incorporated, Class B, (2)	3,287,924

68,895	Old Dominion Frght Line	2,936,305

27,545	Parker Hannifin Corporation, (2)	2,222,331

38,453	Republic Services, Inc.	1,125,904

102,518	Spirit AeroSystems Holdings Inc.	2,331,259

127,241	Werner Enterprises, Inc., (2)	3,324,807
	Total Industrials	23,963,520
	Information Technology – 7.4%

58,197	Arrow Electronics, Inc., (2), (3)	2,402,954

78,047	Electronic Arts Inc. (EA), (3)	1,449,333

92,281	International Rectifier Corporation, (3)	2,104,007

84,633	Molex Inc., (2)	2,237,697

48,362	Motorola Solutions Inc.	2,244,480

23,178	SanDisk Corporation, (2), (3)	1,063,407

131,043	Teradyne Inc., (2), (3)	2,142,553

58,112	Western Digital Corporation, (3)	2,112,371
	Total Information Technology	15,756,802
	Materials – 6.4%

46,830	Celanese Corporation, Class A, (2)	2,281,089

43,179	Cytec Industries, Inc.	2,152,905

69,012	International Paper Company	2,149,034

25,517	Nucor Corporation, (2)	1,135,251

93,620	Owens-Illinois, Inc., (3)	2,251,561

19,946	Reliance Steel & Aluminum Company, (2)	1,061,127

42,072	Rock-Tenn Company, (2)	2,602,574

—	Suncoke Energy Inc.	7
	Total Materials	13,633,548
	Telecommunication Services – 1.2%

295,187	Metropcs Communications Inc.	2,609,453

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Utilities – 9.9%

121,550	American Water Works Company	$4,099,882

146,701	Calpine Corporation	2,141,835

150,544	CMS Energy Corporation, (2)	3,286,376

268,611	NV Energy Inc.	4,351,498

79,085	OGE Energy Corp.	4,180,433

36,099	ONEOK, Inc.	3,001,991
	Total Utilities	21,062,015
	Total Common Stocks (cost $202,863,953)	212,127,261

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 25.7%

	Money Market Funds – 25.7%

54,836,003	Mount Vernon Securities Lending Prim Portfolio, 0.260%, (4), (5)	$54,836,003
	Total Investments Purchased with Collateral from Securities Lending (cost $54,836,003)	54,836,003

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

1,843,178	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,843,178
	Total Short-Term Investments (cost $1,843,178)	1,843,178
	Total Investments (cost $259,543,134) – 126.1%	268,806,442
	Other Assets Less Liabilities – (26.1)%	(55,574,627)
	Net Assets – 100%	$213,231,815

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$212,127,261	$—	$—	$212,127,261
Investments Purchased with Collateral from Securities Lending	54,836,003	—	—	54,836,003
Short-Term Investments	1,843,178	—	—	1,843,178
Total	$268,806,442	$—	$—	$268,806,442

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

140	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $259,540,610.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$16,373,148
Depreciation	(7,107,316)
Net unrealized appreciation (depreciation) of investments	$9,265,832

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund

January 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.3%

	Consumer Discrectionary – 13.2%

21,099	Ascena Retail Group Inc., (2), (3)	$746,272

41,627	Cinemark Holdings Inc., (3)	820,884

26,759	Coinstar Inc., (2), (3)	1,330,725

60,411	Cooper Tire & Rubber	909,790

61,684	Dana Holding Corporation, (2)	916,007

21,824	Dominos Pizza Inc., (2)	712,554

8,759	DSW Inc.	437,687

30,186	Group 1 Automotive Inc., (3)	1,610,121

52,910	La Z Boy Inc.	697,354

21,372	Mens Wearhouse Inc.	737,120

24,989	P.F. Changs China Bistro, Inc.	813,642

10,354	Polaris Industries Inc.	666,798

80,173	Sally Beauty Holdings Inc., (2), (3)	1,653,167
	Total Consumer Discrectionary	12,052,121
	Consumer Staples – 1.2%

59,880	Spartan Stores, Inc.	1,122,151
	Energy – 6.4%

21,902	Berry Petroleum Company, Class A, (3)	985,809

18,603	Complete Production Services, (2)	626,921

46,166	Matrix Service Company, (3)	537,372

63,536	Newpark Resources Inc., (3)	517,183

11,346	Oil States International Inc., (3)	904,163

37,503	Stone Energy Corporation	1,051,959

37,308	Swift Energy Company	1,236,760
	Total Energy	5,860,167
	Financials – 27.6%

10,768	Affiliated Managers Group Inc., (2)	1,082,292

52,672	Associated Estates Realty Corp. – REIT	880,149

47,449	Bank of the Ozarks, Inc., (3)	1,328,098

105,381	Brandywine Realty Trust – REIT	1,121,254

188,957	CNO Financial Group Inc., (2), (3)	1,269,791

45,938	Community Bank System Inc., (3)	1,256,864

122,718	CubeSmart – REIT, (3)	1,396,531

21,227	Delphi Financial Group, Inc.	944,814

132,729	DiamondRock Hospitality Company – REIT, (3)	1,398,964

59,014	East West Bancorp Inc.	1,295,947

26,612	EZCORP, Inc., Class A	713,734

62,625	FirstMerit Corporation, (3)	982,586

71,004	Flushing Financial Corporation, (3)	930,862

60,596	Heartland Financial USA, Inc.	999,834

20,418	Home Properties New York, Inc. – REIT, (3)	1,216,504

63,086	Horace Mann Educators Corporation	986,665

13,662	IberiaBank Corporation, (3)	714,249

111,662	JMP Group Inc.	824,066

142	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

105,198	Maiden Holdings, Ltd	$980,445

162,344	MGIC Investment Corporation, (3)	615,284

14,404	SVB Financial Group, (2), (3)	836,008

39,184	Texas Capital BancShares, Inc., (2), (3)	1,242,916

62,852	Webster Financial Corporation, (3)	1,332,462

23,021	WSFS Financial Corporation	895,747
	Total Financials	25,246,066
	Health Care – 5.5%

10,411	AmericGroup Corporation, (2)	708,052

98,276	Bioscrip, Inc., (2)	531,673

43,784	Hanger Orthopedic Group Inc., (2)	857,729

26,581	ICU Medical, Inc., (2)	1,235,219

34,647	Impax Laboratories Inc., (2), (3)	653,789

15,280	Medax Inc., (2)	1,088,242
	Total Health Care	5,074,704
	Industrials – 15.6%

47,175	Actuant Corporation, Class A, (3)	1,195,886

68,176	Altra Industrial Motion, Inc., (2), (3)	1,308,297

21,660	Atlas Air Worldwide Holdings Inc., (2), (3)	1,031,774

21,546	Douglas Dynamics Inc.	293,241

41,991	Emcor Group Inc.	1,210,601

37,401	Ennis Inc.	618,613

36,422	G&K Services, Inc., Class A	1,196,827

31,850	General Cable Corporation, (3)	982,891

43,343	GrafTech International Ltd.	711,692

59,024	MasTec Inc., (3)	961,501

24,385	Old Dominion Frght Line, (3)	1,039,289

12,232	Regal-Beloit Corporation, (3)	694,411

22,534	TriMas Corporation	488,312

32,787	Triumph Group Inc., (3)	2,051,483

31,713	TrueBlue Inc., (2), (3)	523,582
	Total Industrials	14,308,400
	Information Technology – 15.4%

14,000	ADTRAN, Inc.	484,820

47,243	Bottomline Technologies, Inc.	1,291,624

17,561	CACI International Inc., Class A, (3)	1,030,655

30,000	Cray, Inc.	223,800

50,645	International Rectifier Corporation, (3)	1,154,706

20,974	Kenexa Corporation	503,795

33,638	MKS Instruments Inc.	1,014,186

58,075	Bankrate Inc., (2), (3)	1,358,374

105,938	Perficient, Inc., (2)	1,179,090

28,240	Plantronics Inc., (3)	1,051,658

132,787	PMC-Sierra, Inc., (2)	863,116

47,407	Polycom Inc., (2), (3)	945,770

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

January 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

21,018	Progress Software Corporation, (3)	$490,350

189,998	RF Micro Devices, Inc., (3)	948,090

18,872	Rogers Corporation	725,251

64,862	TTM Technologies, Inc., (2), (3)	795,857
	Total Information Technology	14,061,142
	Materials – 5.7%

31,067	Buckeye Technologies Inc., (3)	1,041,677

28,300	Kraton Performance Polymers Inc., (2)	804,852

17,222	Minerals Technologies Inc.	1,092,736

39,639	Packaging Corp. of America	1,115,441

9,454	Rockwood Holdings Inc.	477,427

16,446	Schnitzer Steel Industries, Inc., Class A, (3)	717,539
	Total Materials	5,249,672
	Telecommunication Services – 1.1%

43,917	NTelos Holding Corporation	1,002,625
	Utilities – 4.6%

37,039	Atmos Energy Corporation	1,200,434

34,490	El Paso Electric Company	1,200,252

20,633	Southwest Gas Corporation, (3)	862,459

27,809	UIL Holdings Corporation, (3)	961,633
	Total Utilities	4,224,778
	Total Common Stocks (cost $75,329,669)	88,201,826

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.0%

	Financials – 1.0%

15,585	iShares Dow Jones U.S. Real Estate Index Fund, (3)	$943,516
	Total Investment Companies (cost $809,244)	943,516

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 41.7%

	Money Market Funds – 41.7%

38,126,217	Mount Vernon Securities Lending Prim Portfolio, 0.260%, (4), (5)	$38,126,217
	Total Investments Purchased with Collateral from Securities Lending (cost $38,126,217)	38,126,217

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.4%

	Money Market Funds – 3.4%

3,064,898	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$3,064,898
	Total Short-Term Investments (cost $3,064,898)	3,064,898
	Total Investments (cost $117,330,028) – 142.4%	130,336,457
	Other Assets Less Liabilities – (42.4)%	(38,779,316)
	Net Assets – 100%	$91,557,141

144	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,201,826	$—	$—	$88,201,826
Investment Companies	943,516	—	—	943,516
Investments Purchased with Collateral from Securities Lending	38,126,217	—	—	38,126,217
Short-Term Investments	3,064,898	—	—	3,064,898
Total	$130,336,457	$—	$—	$130,336,457

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $117,358,253.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$16,668,519
Depreciation	(3,690,315)
Net unrealized appreciation (depreciation) of investments	$12,978,204

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund

January 31, 2012

Shares		Description (1)				Value

		EXCHANGE-TRADED FUNDS – 25.3%

87,000		iShares Barclays 1-3 Year Credit Bond Fund				$9,117,600

104,000		iShares FTSE NAREIT Mortgage Plus Capped Index Fund				1,416,480

44,000		iShares I-Boxx High Yield Corporate Bond Fund				3,992,560

8,500		iShares JPMorgan Emerging Markets Bond Fund				943,500

60,000		iShares MSCI Malaysia Index Fund				846,600

70,000		Market Vectors Emerging Markets Local Currency Bond				1,836,100

8,000		Market Vectors Gold Miners Exchange Traded Fund				451,680

59,000		Market Vectors High Yield Municipal Index				1,826,640

50,000		Market Vectors Russia				1,510,000

35,000		PowerShares Senior Loan Portfolio				854,700

70,000		SPDR Barclays Capital High Yield Bond Fund				2,762,900

10,500		SPDR S&P Emerging Markets Dividend				532,245

19,000		SPDR S&P International DVD				927,200

30,000		Utilities Select Sector SPDR				1,040,400
		Total Exchange-Traded Funds (cost $27,372,837)				28,058,605

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 6.1%

		Australia – 5.4%

5,550	AUD	Australian Government	5.886%	4/15/12	Aaa	$5,912,898
		Mexico – 0.7%

$750		United Mexican States	5.875%	1/15/14	Baa1	808,125
		Total Sovereign Debt (cost $6,466,236)				6,721,023

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 5.8%

4,900		U.S. Treasury Bonds	4.500%	8/15/39	Aaa	$6,438,904
		Total U.S. Government and Agency Obligations (cost $5,460,641)				6,438,904

Shares/ Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SHORT-TERM INVESTMENTS – 56.0%

		Money Market Funds – 53.5%

59,347,892		First American Treasury Obligations Fund, Class Z	0.000% (3)	N/A	N/A	$59,347,892
		U.S. Government and Agency Obligations – 2.5%

$2,000		U.S. Treasury Bills, (4)	0.038%	3/01/12	Aaa	1,999,940

200		U.S. Treasury Bills, (4)	0.038%	3/08/12	Aaa	199,992

600		U.S. Treasury Bills, (4)	0.079%	9/20/12	Aaa	599,681

$2,800		Total U.S. Government and Agency Obligations				2,799,613
		Total Short-Term Investments (cost $62,147,625)				62,147,505
		Total Investments (cost $101,447,339) – 93.2%				103,366,037
		Other Assets Less Liabilities – 6.8%, (5)				7,590,563
		Net Assets – 100%				$110,956,600

146	Nuveen Investments

Investments in Derivatives at January 31, 2012:

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency	Short	(94)	3/12	$(9,927,340)	$(579,721)
CBOE VIX	Long	21	2/12	438,900	(71,373)
Dollar Index	Long	23	3/12	1,826,591	(24,059)
E-Mini MSCI Emerging Market Index	Long	51	3/12	2,598,960	232,550
MSCI Taiwan Index	Long	88	2/12	2,360,160	23,766
NASDAQ 100 E-Mini	Short	(49)	3/12	(2,414,965)	(99,817)
Russel 2000 Mini Index	Short	(122)	3/12	(9,652,640)	(677,022)
S&P 500 E-Mini	Long	139	3/12	9,091,990	493,071
SET 50	Short	(36)	3/12	(879,483)	(53,648)
SPI 200	Long	4	3/12	448,653	10,068
U.S. Treasury 2-Year Note	Short	(53)	3/12	(11,699,750)	(13,380)
					$(759,565)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$28,058,605	$—	$—	$28,058,605
Sovereign Debt	—	6,721,023	—	6,721,023
U.S. Government and Agency Obligations	—	6,438,904	—	6,438,904
Short-Term Investments	59,347,892	2,799,613	—	62,147,505
Derivatives:
Futures*	(759,565)	—	—	(759,565)
Total	$86,646,932	$15,959,540	$—	$102,606,472

*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund (continued)

January 31, 2012

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$759,455	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$925,919
Foreign Currency Exchange Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	579,721
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	13,380
Total			$759,455		$1,519,020
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments (excluding investments in derivatives) was $101,490,146.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,079,565
Depreciation	(203,674)
Net unrealized appreciation (depreciation) of investments	$1,875,891

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of January 31, 2012.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at January 31, 2012.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

AUD	Australian Dollar.

N/A	Not applicable.

148	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 30, 2012